As filed with the Securities and Exchange Commission on May 23, 2014
Securities Act File No. [  ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

HIMCO Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

One Hartford Plaza

Hartford, Connecticut 06155
(Address of Principal Executive Offices) (Zip Code)

(860) 297-6700
(Registrant’s Area Code and Telephone Number)

Brenda J. Page

Hartford Investment Management Company
One Hartford Plaza

Hartford, Connecticut 06155

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:
Class IB Shares of the HIMCO VIT American Funds (11 different series of HIMCO Variable Insurance Trust).  No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

HARTFORD SERIES FUND, INC.,

ON BEHALF OF

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

(COLLECTIVELY, THE “AMERICAN FUNDS HLS FUNDS”)

[July 31], 2014

Dear American Funds HLS Fund Participant:

You are cordially invited to attend a Special Meeting (the “Meeting”) of Hartford Series Fund, Inc.  The Meeting will take place on September 15, 2014 at [        ] Eastern Time at the offices of Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

At the Meeting, shareholders of the American Funds HLS Funds will be asked to vote on the matters listed in the attached Notice of Special Meeting of Shareholders that are applicable to those shareholders.  As explained in the enclosed Proxy Statement/Prospectus, the purpose of the Meeting is (i) to vote on proposed Plans of Reorganization (the “Reorganization Plans”) pursuant to which each American Funds HLS Fund will be reorganized into a series of HIMCO Variable Insurance Trust, a newly-organized open-end management investment company; and (ii) to transact such other business as may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof.

We request that you complete each enclosed voting instruction card or proxy card for the upcoming Meeting that is applicable to you.  The Board of Directors of Hartford Series Fund, Inc. has reviewed and approved the proposals and recommends that you vote FOR the proposal(s).  The Proxy Statement/Prospectus provides more information on the Reorganization Plan.  Please read it carefully and return your completed voting instruction card or proxy card in the enclosed, addressed, postage-paid envelope; or take advantage of the telephonic or internet voting procedures described in the Proxy Statement/Prospectus.  YOUR VOTE IS IMPORTANT.  If we do not hear from you after a reasonable period of time, you may receive a telephone call from a representative of The Hartford Financial Services Group, Inc. reminding you to vote your shares.

Sincerely,

James E. Davey

PRESIDENT AND CHIEF EXECUTIVE OFFICER

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders (the “Meeting”) of the series of Hartford Series Fund, Inc. identified below will take place on September 15, 2014 at [    ] Eastern Time at the offices of Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087.

At the Meeting, shareholders of each of American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund (each an “American Funds HLS Fund,” and collectively, the “American Funds HLS Funds”) will be asked to consider a proposal to reorganize the American Funds HLS Fund into a corresponding series (each a “HIMCO VIT American Fund”) of HIMCO Variable Insurance Trust, a newly-organized open-end management investment company.  The purposes of the Meeting are:

1.                           To approve a Plan of Reorganization (the “Reorganization Plan”) between each American Funds HLS Fund identified below and the corresponding HIMCO VIT American Fund identified below providing for the acquisition of all of the assets and liabilities of the American Funds HLS Fund by its corresponding HIMCO VIT American Fund solely in exchange for shares of that HIMCO VIT American Fund, followed by the distribution on a pro rata basis of the HIMCO VIT American Fund’s shares to current shareholders of the American Funds HLS Fund and the complete liquidation of the American Funds HLS Fund; and

2.                           To transact such other business as may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof.

Shareholders of each American Funds HLS Fund will vote separately on the proposal, and votes will count only toward the Reorganization Plan relating to the American Funds HLS Fund in which the shareholder owns shares.

The below table summarizes the separate funds involved in the proposed Reorganizations.

Acquired Fund (American Funds HLS Fund)	Acquiring Fund (HIMCO VIT American Fund)
American Funds Asset Allocation HLS Fund	HIMCO VIT American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth HLS Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
American Funds Bond HLS Fund	HIMCO VIT American Funds Bond Fund
American Funds Global Bond HLS Fund	HIMCO VIT American Funds Global Bond Fund
American Funds Global Growth HLS Fund	HIMCO VIT American Funds Global Growth Fund
American Funds Global Growth and Income HLS Fund	HIMCO VIT American Funds Global Growth and Income Fund
American Funds Global Small	HIMCO VIT American Funds Global

Capitalization HLS Fund	Small Capitalization Fund
American Funds Growth HLS Fund	HIMCO VIT American Funds Growth Fund
American Funds Growth-Income HLS Fund	HIMCO VIT American Funds Growth-Income Fund
American Funds International HLS Fund	HIMCO VIT American Funds International Fund
American Funds New World HLS Fund	HIMCO VIT American Funds New World Fund

The Board of Directors of Hartford Series Fund, Inc. recommends that you vote FOR the proposal(s) applicable to the American Funds HLS Fund(s) in which you hold shares.  Shareholders of record of the American Funds HLS Funds on June 24, 2014 (the “Record Date”) are entitled to notice of and to vote at the Meeting.

The American Funds HLS Funds issue and sell their shares to variable annuity and variable life insurance separate accounts of Hartford Life and their affiliates (the “Accounts”).  The Accounts hold shares of the American Funds HLS Funds, and although Hartford Life and its affiliates are the owners of the assets held in the Accounts, the underlying owners of the variable contracts (“Contract Owners”) may be indirect participants in the American Funds HLS Funds.  Shares held by the Accounts are generally voted in accordance with instructions received from those Contract Owners (or annuitants or beneficiaries thereunder) having a voting interest in that Account.  As such, in addition to the shareholders of the American Funds HLS Funds, this Notice is being delivered to those Contracts Owners so that they may instruct the insurance companies how to vote the shares of the relevant American Funds HLS Funds that underlie their contracts.

Please read the enclosed Proxy Statement/Prospectus carefully for information concerning the proposal to be placed before the Meeting or any adjournments or postponements thereof.  Additional matters would include only matters that were not anticipated as of the date of the enclosed Proxy Statement.

YOUR VOTE IS IMPORTANT.  WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE FILL IN, SIGN, DATE, AND MAIL THE ENCLOSED VOTING INSTRUCTION CARD OR PROXY CARD AS PROMPTLY AS POSSIBLE, OR TAKE ADVANTAGE OF THE TELEPHONIC OR INTERNET VOTING PROCEDURES DESCRIBED IN THE PROXY STATEMENT, IN ORDER TO SAVE ANY FURTHER SOLICITATION EXPENSE.  AN ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED.

By Order of the Board of Directors,

Edward P. Macdonald
Secretary

[July 31], 2014

COMBINED PROXY STATEMENT/PROSPECTUS

[          ], 2014

PROXY STATEMENT FOR:

HARTFORD SERIES FUND, INC.

(its separate series referred to as

the American Funds HLS Funds)

5 Radnor Corporate Center, Suite 300

100 Matsonford Road, Radnor

Pennsylvania 19087

(610) 386-4068

PROSPECTUS FOR: HIMCO VARIABLE INSURANCE TRUST (its separate series referred to as the HIMCO VIT American Funds) One Hartford Plaza Hartford, Connecticut 06115 (860) 297-6700

This Proxy Statement/Prospectus sets forth information about the HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, and HIMCO VIT American Funds New World Fund (collectively, the “HIMCO VIT American Funds”) that an investor needs to know before investing. Please read this Proxy Statement/Prospectus carefully before investing and keep it for future reference.

The date of this Proxy Statement/Prospectus, and the date of the accompanying Combined Statement of Additional Information, is [          ], 2014.

This Proxy/Statement Prospectus describes the proposed reorganization of the American Funds HLS Funds into the HIMCO VIT American Funds. Each fund is a series of an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional Information is Available. This Proxy Statement/Prospectus provides the information about the American Funds HLS Funds that Shareholders should know when evaluating the Reorganization. We suggest that you keep this Proxy Statement/Prospectus for your records and future reference.  Each American Funds HLS Fund’s current prospectus, the combined statement of additional information for the American Funds HLS Funds, and any applicable supplements, as well as the American Funds HLS Funds’ most recent annual report to shareholders, are on file with the SEC (http://www.sec.gov), are available at no charge by calling 1-800-862-6668 and are available on the American Funds HLS Funds’ website (www.hartfordfunds.com/hlsprospectus).  Each American Funds HLS Fund’s prospectus and the combined statement of additional information for the American Funds HLS Funds, each dated May 1, 2014, and any supplements thereto, as well as the American Funds HLS Funds’ most recent annual report to shareholders, are incorporated by reference into this Proxy Statement/Prospectus.  A combined statement of additional information for this Proxy Statement/Prospectus, dated [          ], 2014, which contains additional information about the HIMCO VIT American Funds, is on file with the SEC (http://www.sec.gov) and is available at no charge by calling 1-800-862-6668.

QUESTIONS AND ANSWERS ABOUT THE PROXY STATEMENT/PROSPECTUS

General Information About the Reorganization

Q. 1.                       Why am I receiving this Proxy Statement/Prospectus?

A. 1.                       This combined proxy statement/prospectus, dated [          ], 2014 (the “Proxy Statement/Prospectus”), is being furnished to shareholders of American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund and American Funds New World HLS Fund (collectively, the “American Funds HLS Funds”) in connection with the solicitation by, and on behalf of, the Board of Directors (the “Board”) of Hartford Series Fund, Inc. (the “Company”) of proxies to be used at the Special Meeting of Shareholders to be held at the offices of Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania, on September 15, 2014, at [    ] (Eastern time). Such meeting and any postponement or adjournment thereof is referred to as the “Meeting.” This Proxy Statement/Prospectus is being mailed to shareholders of the American Funds HLS Funds on or about [July 31], 2014.

The purpose of this Proxy Statement/Prospectus is to obtain shareholder approval to reorganize each of the American Funds HLS Funds into corresponding series of HIMCO Variable Insurance Trust (the “Trust”), a newly-organized open-end management investment company.  This Proxy Statement/Prospectus contains information you should know before voting on the proposed Reorganization Plan.  Each reorganization as described in the Reorganization Plan involves the following steps: (i) the transfer of all of the assets and liabilities of an American Funds HLS Fund in exchange for shares of the corresponding HIMCO VIT American Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the American Funds HLS Fund; and (ii) the distribution of such shares on a pro rata basis to the shareholders of the American Funds HLS Fund and the liquidation and dissolution of the American Funds HLS Fund (the “Reorganization”). A Form of Reorganization Plan is attached to this Proxy Statement/Prospectus as Appendix A. Shareholders should read this entire Proxy Statement/Prospectus, including the appendix, carefully.

Q. 2.                       Why did the Board recommend the Reorganization?

A. 2.                       In recommending the Reorganization, the Board considered, among other things, the potential impact of the Reorganization on the shareholders of the American Funds HLS Funds and a variety of related factors, including, among others, (1) that each American Funds HLS Fund and its corresponding HIMCO VIT American Fund share the same investment objectives, policies and restrictions; (2) the fact that the management fee schedule of each HIMCO VIT American Fund is the same as the management fee schedule of the corresponding American Funds HLS Fund; (3) the fact that shareholders will not experience any increase in expenses until at least April 30, 2016; (4) the terms and conditions of the Reorganization Agreement, including provisions intended to avoid any dilution of shareholder interests; (5) the costs to the American Funds HLS Funds of the Reorganization; (6) the fact that the Reorganization is intended to qualify as a tax-free reorganization under federal tax laws; and (7) possible alternatives to the Reorganization.

After careful consideration, the Board determined that the Reorganization is in the best interests of the shareholders and that the interests of existing shareholders of the American Funds HLS Funds will not be diluted as a result of the Reorganization.

Q. 3.                       How do the HIMCO VIT American Funds differ from the American Funds HLS Funds?

A. 3.                       Whereas each of the American Funds HLS Funds is a series of the Company, a Maryland corporation, each HIMCO VIT American Fund is a series of the Trust, a Delaware statutory trust. The members of the Trust’s Board of Trustees differ from the members of the Company’s Board of Directors, and the HIMCO VIT American Funds also have a different investment adviser.  However, each of the HIMCO VIT American Funds will continue to invest all of its assets in the same series of American Funds Insurance Series® as part of a master-feeder structure, so there will be no change in the personnel providing portfolio management services.  Each of the American Funds HLS Funds and the HIMCO VIT American Funds are registered as open-end management investment companies, and there will be no difference in the fees borne by shareholders of each HIMCO VIT American Fund from those currently borne by shareholders of the corresponding American Funds HLS Fund.

Q. 4.                       Will the HIMCO VIT American Funds have the same service providers?

A. 4.                       No. In addition to the change in investment adviser described above, the HIMCO VIT American Funds will have different service providers, including a different custodian, a different underwriter, a different auditor, and a different entity providing administrative, transfer agency and fund accounting services.  Please see the Proxy Statement/Prospectus for more information.

Q. 5.                       How does the Board suggest that I vote?

A. 5.                       After careful consideration, the Board recommends that you vote in favor of the Reorganization.

Q. 6.                      Who is eligible to vote?

A. 6.                       Shareholders of record of the American Funds HLS Funds on the Record Date are receiving this Proxy Statement/Prospectus and are eligible to vote on those proposals relating to those American Funds HLS Funds for which each shareholder holds shares.

Q. 7.                       When should I vote?

A. 7.                       Please vote as soon as possible. You may submit your vote at any time before the date of the shareholder meeting. Representatives of The Hartford Financial Services Group, Inc. (“The Hartford”), a firm authorized by The Hartford to assist in the solicitation of proxies, may be contacting you to urge you to vote on this important matter.

Q. 8.                       Where can I obtain additional information about this Proxy Statement/Prospectus?

A. 8.                       For information about voting, please call toll free [                    ]. To obtain additional information about the Proxy Statement/Prospectus or to view a copy of the Proxy Statement/Prospectus, please go to [                    ].

Q. 9.                       Who would bear the costs of the Reorganization?

A. 9.                       The costs relating to the Reorganization will be borne solely by Hartford Funds Management Company, LLC, the investment adviser to the American Funds HLS Funds, or its affiliates. No such costs shall be borne by the American Funds HLS Funds or the HIMCO VIT American Funds, except for any brokerage fees and brokerage-related expenses that may be incurred in connection with the Reorganization.

Q. 10.                When would the Reorganization occur?

A. 10.                If approved at the Meeting, the Reorganization is scheduled to occur on or about [          ], 2014, but may occur on such earlier or later date as the parties agree in writing (the “Closing Date”).

Q. 11.                How would the Reorganization affect me as a shareholder?

A. 11.                Upon the Closing Date, each shareholder of an American Funds HLS Fund would become a shareholder of the corresponding HIMCO VIT American Fund. Specifically, shareholders of Class IB shares of each American Funds HLS Fund would receive Class IB shares of the corresponding HIMCO VIT American Fund that are equal in value to their shares in the American Funds HLS Fund as of the Closing Date.

Q. 12.                What happens if the Reorganization is not approved?

A. 12.                If the required approval of shareholders is not obtained, the Meeting may be adjourned to a later date to permit further solicitation of proxies, as more fully described in this Proxy Statement/Prospectus. If the Reorganization is not approved, you will remain a shareholder of the applicable American Funds HLS Fund(s) and the Board will take such actions as it deems necessary or appropriate in the best interests of the American Funds HLS Funds’ shareholders based on the facts and circumstances.

Q. 13.               If the Reorganization is approved, can I exchange or redeem my shares before the Reorganization takes place?

A. 13.                Please refer to your variable contract prospectus (or other disclosure document) for more information on exchange rights and redemption procedures.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED BY REFERENCE. IF ANY PERSON PROVIDES ANY OTHER REPRESENTATION OR INFORMATION, YOU SHOULD NOT RELY ON THOSE OTHER REPRESENTATIONS OR INFORMATION.

ii

HARTFORD SERIES FUND. INC.
(its separate series referred to as the American Funds HLS Funds)

AND

HIMCO VARIABLE INSURANCE TRUST
(its separate series referred to as the HIMCO VIT American Funds)

SUMMARY OF THE REORGANIZATION

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated by reference herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of the proposed Plan of Reorganization (the “Reorganization Plan”), a form of which is attached as Appendix A, because it contains details that are not in the summary.

If the Reorganization is approved, each of the eleven separate series of Hartford Series Fund, Inc. (the “Company”) that invests in a separate series of American Funds Insurance Series® (the “American Funds HLS Funds”) will be reorganized into corresponding series of HIMCO Variable Insurance Trust (the “Trust”), which will commence operations upon consummation of the Reorganization.  Each corresponding series of the Trust (the “HIMCO VIT American Funds”) would continue to invest all of its assets in the same series of American Funds Insurance Series® (each such series, a “Master Fund,” and collectively, the “Master Funds”) as part of a master-feeder structure.

The below table summarizes the separate funds involved in the proposed Reorganization, as well as the corresponding master fund for each.

Acquired Fund (series of the Company)	Acquiring Fund (series of the Trust)	Applicable Master Fund (series of American Funds Insurance Series®)
American Funds Asset Allocation HLS Fund (“Asset Allocation HLS Fund”)	HIMCO VIT American Funds Asset Allocation Fund (“Asset Allocation HVIT Fund”)	Asset Allocation FundSM (“Master Asset Allocation Fund”)
American Funds Blue Chip Income and Growth HLS Fund (“Blue Chip HLS Fund”)	HIMCO VIT American Funds Blue Chip Income and Growth Fund (“Blue Chip HVIT Fund”)	Blue Chip Income and Growth FundSM (“Master Blue Chip Fund”)
American Funds Bond HLS Fund (“Bond HLS Fund”)	HIMCO VIT American Funds Bond Fund (“Bond HVIT Fund”)	Bond FundSM (“Master Bond Fund”)
American Funds Global Bond HLS Fund (“Global Bond HLS Fund”)	HIMCO VIT American Funds Global Bond Fund (“Global Bond HVIT Fund”)	Global Bond FundSM (“Master Global Bond Fund”)
American Funds Global Growth HLS Fund (“Global Growth HLS Fund”)	HIMCO VIT American Funds Global Growth Fund (“Global Growth HVIT Fund”)	Global Growth FundSM (“Master Global Growth Fund”)
American Funds Global Growth and Income HLS Fund (“Global Growth and Income HLS Fund”)	HIMCO VIT American Funds Global Growth and Income Fund (“Global Growth and Income HVIT Fund”)	Global Growth and Income FundSM (“Master Global Growth and Income Fund”)

American Funds Global Small Capitalization HLS Fund (“Global Small Capitalization HLS Fund”)	HIMCO VIT American Funds Global Small Capitalization Fund (“Global Small Capitalization HVIT Fund”)	Global Small Capitalization FundSM (“Master Global Small Capitalization Fund”)
American Funds Growth HLS Fund (“Growth HLS Fund”)	HIMCO VIT American Funds Growth Fund (“Growth HVIT Fund”)	Growth FundSM (“Master Growth Fund”)
American Funds Growth-Income HLS Fund (“Growth-Income HLS Fund”)	HIMCO VIT American Funds Growth-Income Fund (“Growth-Income HVIT Fund”)	Growth-Income FundSM (“Master Growth-Income Fund”)
American Funds International HLS Fund (“International HLS Fund”)	HIMCO VIT American Funds International Fund (“International HVIT Fund”)	International FundSM (“Master International Fund”)
American Funds New World HLS Fund (“New World HLS Fund”)	HIMCO VIT American Funds New World Fund (“New World HVIT Fund”)	New World FundSM (“Master New World Fund”)

The Reorganization

At a meeting held on May 6, 2014, the Board of Directors (the “Board of Directors”) of the Company reviewed a proposal from American Funds HLS Funds’ investment adviser, Hartford Funds Management Company, LLC, regarding the reorganization of the American Funds HLS Funds into corresponding series of the Trust, which is a separate entity managed by Hartford Investment Management Company (“Hartford Investment Management”).  For the reasons set forth herein, the Board of Directors approved the Reorganization Plan. Pending shareholder approval, the Reorganization will occur on or about [                ] (the “Closing Date”), at which time each shareholder in an American Funds HLS Fund will receive shares of the corresponding HIMCO VIT American Fund of equal value as of the Closing Date.

The Reorganization Plan provides for:

•                              the transfer of all of the assets of each American Funds HLS Fund to the corresponding HIMCO VIT American Fund in exchange for shares of the HIMCO VIT American Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of that American Funds HLS Fund on the valuation date for the Reorganization;

•                              the assumption by each HIMCO VIT American Fund of all of the liabilities of its corresponding American Funds HLS Fund; and

•                              the distribution of shares of each HIMCO VIT American Fund to the shareholders of the corresponding American Funds HLS Fund on a pro rata basis in complete liquidation of that American Funds HLS Fund.

If approved, the Reorganization is expected to be completed on the Closing Date at [        ] Eastern Time based on the net asset value of each American Funds HLS Fund’s shares as of the close of business on the New York Stock Exchange on [            ], 2014 (the “Valuation Date”).

Effects of the Reorganization on Shareholders

The Reorganization Agreement approved by the Board of Directors provides for the reorganization of each of the American Funds HLS Funds with and into its corresponding HIMCO VIT American Fund in exchange for Class IB shares issued by that HIMCO VIT American Fund. The net asset value of the Class IB shares issued by each HIMCO VIT American Fund in connection with the Reorganization will be equal at the time of the Reorganization to the net asset value of the Class IB shares of the corresponding American Funds HLS Fund acquired by that HIMCO VIT American Fund. As a result of the Reorganization, each shareholder of each American Funds HLS Fund will cease to be a shareholder of that fund and will instead become a shareholder of the corresponding HIMCO VIT American Fund and will own that number of Class IB shares of the HIMCO VIT American Fund that have an aggregate net asset value at the time of the Reorganization equal to the aggregate net asset value of the Class IB shares of the corresponding American Funds HLS Fund that were held by that shareholder at the Valuation Date.

Tax Consequences

The Company and the Trust anticipate receiving a tax opinion from Dechert LLP to the effect that, based on certain facts, assumptions and representations, the Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, in general, no gain or loss will be recognized for federal income tax purposes by the American Funds HLS Funds or their shareholders as a result of the Reorganization. Additional information about the federal income tax consequences of the Reorganization is included under “Information About the Reorganization — Tax Considerations.”

Comparison of American Funds HLS Funds and their HIMCO VIT American Fund Counterparts

The investment objectives and principal investment strategies of each American Funds HLS Fund are identical to the investment objectives and principal investment strategies of its corresponding HIMCO VIT American Fund, and are discussed in greater detail under the “Information Regarding HIMCO VIT American Funds’ Investment Objective, Strategies and Principal Risks” section of this Proxy Statement/Prospectus. The fundamental investment restrictions of each American Funds HLS Fund are also identical to the fundamental investment restrictions of its corresponding HIMCO VIT American Fund.

The American Funds HLS Funds sell, and the HIMCO VIT American Funds will sell, their shares at net asset value directly to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates (collectively “Hartford Life”).  Investors may invest indirectly in the American Funds HLS Funds or the HIMCO VIT American Funds through the purchase of a variable annuity or variable life insurance contract issued by a separate account.  Any minimum or subsequent investment requirements, exchange rights, and redemption procedures are governed by the applicable separate account through which an investor invests.

As discussed above, each of the HIMCO VIT American Funds will continue to invest all of its assets in the same series of the American Funds Insurance Series® as part of a master-feeder structure.  Capital Research and Management Company (“CRMC”) serves as investment manager for the American Funds Insurance Series® and provides portfolio management services for the Master Funds.  As such, the principal risks of investing in each HIMCO VIT American Fund are the same as the principal risks of investing in the corresponding American Funds HLS Fund.

The table and discussion set forth below provide descriptions of the risks associated with investment in the HIMCO VIT American Funds.  Each HIMCO VIT American Fund is exposed to these risks through its investment in the corresponding Master Fund.  Information contained in this section applies only to those HIMCO VIT American Funds specifically identified in the table below.

	Asset Allocation HVIT Fund	Blue Chip HVIT Fund	Bond HVIT Fund	Global Bond HVIT Fund	Global Growth HVIT Fund	Global Growth and Income HVIT Fund	Global Small Capitalization HVIT Fund	Growth HVIT Fund	Growth-Income HVIT Fund	International HVIT Fund	New World HVIT Fund
Asset Allocation Risk	X
Call Risk	X		X	X							X
Credit Risk	X		X	X							X
Dividend Paying Security Investment Risk	X	X				X			X
Dollar Rolls Risk			X
Emerging Markets Risk				X	X	X	X			X	X
Foreign Investments Risk	X	X	X	X	X	X	X	X	X	X	X
Growth Orientation Risk	X	X			X	X	X	X	X	X	X
Interest Rate Risk	X		X	X							X
Investment Strategy Risk	X	X	X	X	X	X	X	X	X	X	X
Junk Bond Risk	X		X	X							X
Market Risk	X	X	X	X	X	X	X	X	X	X	X
Master-Feeder Structure Risk	X	X	X	X	X	X	X	X	X	X	X
Mortgage- and Asset-Backed Securities Risk			X
Non-Diversification Risk				X
Small Cap Stock Risk							X				X
To Be Announced (TBA) Securities Risk			X
U.S. Government Securities Risk			X

Asset Allocation Risk - The risk that if the strategy of the Master Fund’s investment adviser for allocating assets among different asset classes does not work as intended, the Asset Allocation HVIT Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the HIMCO VIT American Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the HIMCO VIT American Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Dividend Paying Security Investment Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing the HIMCO VIT American Fund during such periods to underperform funds that do not focus on dividends. The HIMCO VIT American Fund’s focus on dividend paying investments may cause the HIMCO VIT American Fund’s share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities. In addition, income provided by the HIMCO VIT American Fund may be affected by changes in the dividend policies of the companies in which the HIMCO VIT American Fund invests and the capital resources available for such payments at such companies.

Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the HIMCO VIT Bond Fund is committed to buy may decline below the price of the securities the HIMCO VIT Bond Fund has sold. These transactions may involve leverage.

Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the HIMCO VIT American Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the HIMCO VIT American Fund’s foreign investments.

Growth Orientation Risk — The price of a growth company’s stock may decrease, or it may not increase to the level that the Master Fund’s investment adviser had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk — The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the HIMCO VIT American Fund’s income. These risks are greater during periods of rising inflation.  Volatility in interest rates and in fixed income markets may increase the risk that the HIMCO VIT American Fund’s investment in fixed income securities will go down in value.

Investment Strategy Risk — The investment strategy of the Master Fund’s investment adviser will influence performance significantly.  If the investment strategy of the Master Fund’s investment adviser does not perform as expected, the HIMCO VIT American Fund could underperform its peers or lose money.  There is no guarantee that the Master Fund’s investment objective will be achieved.

Junk Bond Risk — Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the HIMCO VIT American Fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Market Risk — Market risk is the risk that one or more markets in which the HIMCO VIT American Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Master-Feeder Structure Risk — Because it invests in the Master Fund, the HIMCO VIT American Fund is also subject to risks related to the master-feeder structure.  Other “feeder” funds may also invest in a Master Fund.  As shareholders of a Master Fund, feeder funds, including the HIMCO VIT American Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Bond HVIT Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Bond HVIT Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Bond HVIT Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Non-Diversification Risk — The Master Global Bond Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Consequently, the Global Bond HVIT Fund is also non-diversified.  Thus, the Global Bond HVIT Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Global Bond HVIT Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

To Be Announced (TBA) Securities Risk — TBA securities involve the risk that the security the HIMCO VIT Bond Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the HIMCO VIT Bond Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.  U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

FEES AND EXPENSES

The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each of the American Funds HLS Funds and the corresponding HIMCO VIT American Funds. The expenses in the tables appearing below for the American Funds HLS Funds are based on the expenses of those American Funds HLS Funds for the twelve-month period ended December 31, 2013, as disclosed in each American Funds HLS Fund’s prospectus. Each of the HIMCO VIT American Funds is a newly-organized fund that will commence operations upon consummation of the Reorganization and has no performance history. Pro forma fees and expenses show estimated fees and expenses of each of the HIMCO VIT American Funds after giving effect to the proposed Reorganization as of [            ], 2014.  Pro forma numbers are estimated in good faith and are hypothetical.

Please note that fees and expenses in the tables and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.  More information is available from your financial professional and in the “Purchase and Redemption of Shares” section of the combined statements of additional information of the American Funds HLS Funds and the HIMCO VIT American Funds.

Asset Allocation HLS Fund and Asset Allocation HVIT Fund

	ASSET ALLOCATION HLS FUND(1)		ASSET ALLOCATION HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	0.93	%(5)(6)	0.93	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.08%		0.12%
Total annual fund operating expenses	1.26%		1.30%
Fee waiver and/or expense reimbursement	0.40	%(6)	0.44	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.86	%(6)	0.86	%(7)

(1)                     The fee table reflects the expenses of both the Asset Allocation HLS Fund and the Master Asset Allocation Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Asset Allocation HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Asset Allocation HVIT Fund and the Master Asset Allocation Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Asset Allocation Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Asset Allocation HLS Fund, to waive a portion (currently 0.40%) of its management fee for as long as Asset Allocation HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                     Hartford Investment Management has contractually agreed with the Trust, on behalf of the Asset Allocation HVIT Fund, to waive a portion (currently 0.40%) of its management fee for as long as Asset Allocation HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.86%.  This contractual arrangement will remain in effect until April 30, 2016.

Blue Chip HLS Fund and Blue Chip HVIT Fund

	BLUE CHIP HLS FUND(1)		BLUE CHIP HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.15	%(5)(6)	1.15	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.09%		0.13%
Total annual fund operating expenses	1.49%		1.53%
Fee waiver and/or expense reimbursement	0.50	%(6)	0.54	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.99	%(6)	0.99	%(7)

(1)                     The fee table reflects the expenses of both the Blue Chip HLS Fund and the Master Blue Chip Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Blue Chip HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Blue Chip HVIT Fund and the Master Blue Chip Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Blue Chip Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Blue Chip HLS Fund, to waive a portion (currently 0.50%) of its management fee for as long as Blue Chip HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                     Hartford Investment Management has contractually agreed with the Trust, on behalf of the Blue Chip HVIT Fund, to waive a portion (currently 0.50%) of its management fee for as long as Blue Chip HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.99%.  This contractual arrangement will remain in effect until April 30, 2016.

Bond HLS Fund and Bond HVIT Fund

	BOND HLS FUND(1)		BOND HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	0.87	%(5)(6)	0.87	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.06%		0.09%
Total annual fund operating expenses	1.18%		1.21%
Fee waiver and/or expense reimbursement	0.25	%(6)	0.28	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93	%(6)	0.93	%(7)

(1)                     The fee table reflects the expenses of both the Bond HLS Fund and the Master Bond Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Bond HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Bond HVIT Fund and the Master Bond Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Bond Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Bond HLS Fund, to waive a portion (currently 0.25%) of its management fee for as long as Bond HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                     Hartford Investment Management has contractually agreed with the Trust, on behalf of the Bond HVIT Fund, to waive a portion (currently 0.25%) of its management fee for as long as Bond HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.93%.  This contractual arrangement will remain in effect until April 30, 2016.

Global Bond HLS Fund and Global Bond HVIT Fund

	GLOBAL BOND HLS FUND(1)		GLOBAL BOND HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.28	%(5)(6)	1.28	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.12%		0.20%
Total annual fund operating expenses	1.65%		1.73%
Fee waiver and/or expense reimbursement	0.50	%(6)	0.58	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15	%(6)	1.15	%(7)

(1)                     The fee table reflects the expenses of both the Global Bond HLS Fund and the Master Global Bond Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Global Bond HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Global Bond HVIT Fund and the Master Global Bond Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Global Bond Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Bond HLS Fund, to waive a portion (currently 0.50%) of its management fee for as long as Global Bond HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                   Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Bond HVIT Fund, to waive a portion (currently 0.50%) of its management fee for as long as Global Bond HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.15%.  This contractual arrangement will remain in effect until April 30, 2016.

Global Growth HLS Fund and Global Growth HVIT Fund

	GLOBAL GROWTH HLS FUND(1)		GLOBAL GROWTH HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.52	%(5)(6)	1.52	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.12%		0.17%
Total annual fund operating expenses	1.89%		1.94%
Fee waiver and/or expense reimbursement	0.75	%(6)	0.80	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.14	%(6)	1.14	%(7)

(1)                     The fee table reflects the expenses of both the Global Growth HLS Fund and the Master Global Growth Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Global Growth HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Global Growth HVIT Fund and the Master Global Growth Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Global Growth Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Growth HLS Fund, to waive a portion (currently 0.75%) of its management fee for as long as Global Growth HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                     Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Growth HVIT Fund, to waive a portion (currently 0.75%) of its management fee for as long as Global Growth HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.14%.  This contractual arrangement will remain in effect until April 30, 2016.

Global Growth and Income HLS Fund and Global Growth and Income HVIT Fund

	GLOBAL GROWTH AND INCOME HLS FUND(1)		GLOBAL GROWTH AND INCOME HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.40	%(5)(6)	1.40	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.08%		0.12%
Total annual fund operating expenses	1.73%		1.77%
Fee waiver and/or expense reimbursement	0.55	%(6)	0.59	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18	%(6)	1.18	%(7)

(1)                     The fee table reflects the expenses of both the Global Growth and Income HLS Fund and the Master Global Growth and Income Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Global Growth and Income HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Global Growth and Income HVIT Fund and the Master Global Growth and Income Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Global Growth and Income Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Growth and Income HLS Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Growth and Income HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                   Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Growth and Income HVIT Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Growth and Income HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.18%.  This contractual arrangement will remain in effect until April 30, 2016.

Global Small Capitalization HLS Fund and Global Small Capitalization HVIT Fund

	GLOBAL SMALL CAPITALIZATION HLS FUND(1)		GLOBAL SMALL CAPITALIZATION HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.50	%(5)(6)	1.50	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.12%		0.12%
Total annual fund operating expenses	1.87%		1.87%
Fee waiver and/or expense reimbursement	0.55	%(6)	0.55	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.32	%(6)	1.32	%(7)

(1)                     The fee table reflects the expenses of both the Global Small Capitalization HLS Fund and the Master Global Small Capitalization Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Global Small Capitalization HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Global Small Capitalization HVIT Fund and the Master Global Small Capitalization Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Global Small Capitalization Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Global Small Capitalization HLS Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Small Capitalization HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                   Hartford Investment Management has contractually agreed with the Trust, on behalf of the Global Small Capitalization HVIT Fund, to waive a portion (currently 0.55%) of its management fee for as long as Global Small Capitalization HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.32%.  This contractual arrangement will remain in effect until April 30, 2016.

Growth HLS Fund and Growth HVIT Fund

	GROWTH HLS FUND(1)		GROWTH HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.08	%(5)(6)	1.08	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.06%		0.09%
Total annual fund operating expenses	1.39%		1.42%
Fee waiver and/or expense reimbursement	0.50	%(6)	0.53	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89	%(6)	0.89	%(7)

(1)                     The fee table reflects the expenses of both the Growth HLS Fund and the Master Growth Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Growth HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Growth HVIT Fund and the Master Growth Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Growth Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Growth HLS Fund, to waive a portion (currently 0.50%) of its management fee for as long as Growth HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                     Hartford Investment Management has contractually agreed with the Trust, on behalf of the Growth HVIT Fund, to waive a portion (currently 0.50%) of its management fee for as long as Growth HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.89%.  This contractual arrangement will remain in effect until April 30, 2016.

Growth-Income HLS Fund and Growth-Income HVIT Fund

	GROWTH-INCOME HLS FUND(1)		GROWTH-INCOME HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	0.97	%(5)(6)	0.97	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.06%		0.10%
Total annual fund operating expenses	1.28%		1.32%
Fee waiver and/or expense reimbursement	0.45	%(6)	0.49	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83	%(6)	0.83	%(7)

(1)                     The fee table reflects the expenses of both the Growth-Income HLS Fund and the Master Growth-Income Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the Growth-Income HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the Growth-Income HVIT Fund and the Master Growth-Income Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master Growth-Income Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the Growth-Income HLS Fund, to waive a portion (currently 0.45%) of its management fee for as long as Growth-Income HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                   Hartford Investment Management has contractually agreed with the Trust, on behalf of the Growth-Income HVIT Fund, to waive a portion (currently 0.45%) of its management fee for as long as Growth-Income HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 0.83%.  This contractual arrangement will remain in effect until April 30, 2016.

International HLS Fund and International HVIT Fund

	INTERNATIONAL HLS FUND(1)		INTERNATIONAL HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.34	%(5)(6)	1.34	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.10%		0.10%
Total annual fund operating expenses	1.69%		1.69%
Fee waiver and/or expense reimbursement	0.60	%(6)	0.60	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.09	%(6)	1.09	%(7)

(1)                     The fee table reflects the expenses of both the International HLS Fund and the Master International Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the International HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the International HVIT Fund and the Master International Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master International Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the International HLS Fund, to waive a portion (currently 0.60%) of its management fee for as long as International HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                   Hartford Investment Management has contractually agreed with the Trust, on behalf of the International HVIT Fund, to waive a portion (currently 0.60%) of its management fee for as long as International HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.09%.  This contractual arrangement will remain in effect until April 30, 2016.

New World HLS Fund and New World HVIT Fund

	NEW WORLD HLS FUND(1)		NEW WORLD HVIT FUND PRO FORMA(2)(3)
Shareholder Fees (fee paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	Not applicable		Not applicable
Maximum deferred sales charge (load)	Not applicable		Not applicable
Exchange fees	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees(4)	1.83	%(5)(6)	1.83	%(5)(7)
Distribution and service (12b-1 fees)	0.25%		0.25%
Other expenses	0.13%		0.15%
Total annual fund operating expenses	2.21%		2.23%
Fee waiver and/or expense reimbursement	0.85	%(6)	0.87	%(7)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.36	%(6)	1.36	%(7)

(1)                     The fee table reflects the expenses of both the New World HLS Fund and the Master New World Fund in which it invests.

(2)                     Reflects pro forma amounts following the Reorganization.

(3)                     Fees and expenses for the New World HVIT Fund are estimated for the current fiscal year.  The fee table and the example reflect the expenses of both the New World HVIT Fund and the Master New World Fund in which it invests.

(4)                     The amount shown under “Management fees” includes the management fee of the Master New World Fund.

(5)                     The management fees reflect the percentage charged to the fund based on the management fee rate schedule set forth in the Management and Performance section of the prospectus and the aggregate net assets of the fund as a whole.

(6)                     Hartford Funds Management Company, LLC has contractually agreed with the Company, on behalf of the New World HLS Fund, to waive a portion (currently 0.85%) of its management fee for as long as New World HLS Fund is part of a master-feeder structure.  The Company’s Board of Directors may change or eliminate this waiver if the fund structure changes.

(7)                   Hartford Investment Management has contractually agreed with the Trust, on behalf of the New World HVIT Fund, to waive a portion (currently 0.85%) of its management fee for as long as New World HVIT Fund is part of a master-feeder structure.  The Trust’s Board of Trustees may change or eliminate this waiver if the fund structure changes.  Additionally, Hartford Investment Management has contractually agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses at 1.36%.  This contractual arrangement will remain in effect until April 30, 2016.

Examples

The examples below are intended to help you compare the cost of investing in each American Funds HLS Fund, and its corresponding HIMCO VIT American Fund (after the Reorganization) on a pro forma basis.  The examples assume that:

•                  Your investment has a 5% return each year

•                  The funds’ operating expenses remain the same

•                  You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Asset Allocation HLS Fund and Asset Allocation HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
ASSET ALLOCATION HLS FUND	$88	$274	$477	$1,061
ASSET ALLOCATION HVIT FUND PRO FORMA (1)	$88	$279	$490	$1,098

(1) Reflects pro forma amounts following the Reorganization.

Blue Chip HLS Fund and Blue Chip HVIT Fund

(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
BLUE CHIP HLS FUND	$101	$315	$547	$1,213
BLUE CHIP HVIT FUND PRO FORMA (1)	$101	$320	$561	$1,253

(1) Reflects pro forma amounts following the Reorganization.

Bond HLS Fund and Bond HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
BOND HLS FUND	$95	$296	$515	$1,143
BOND HVIT FUND PRO FORMA (1)	$95	$300	$526	$1,176

(1) Reflects pro forma amounts following the Reorganization.

Global Bond HLS Fund and Global Bond HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
GLOBAL BOND HLS FUND	$117	$365	$633	$1,398
GLOBAL BOND HVIT FUND PRO FORMA (1)	$117	$374	$660	$1,475

(1) Reflects pro forma amounts following the Reorganization.

Global Growth HLS Fund and Global Growth HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
GLOBAL GROWTH HLS FUND	$116	$362	$628	$1,386
GLOBAL GROWTH HVIT FUND PRO FORMA (1)	$116	$368	$644	$1,433

(1) Reflects pro forma amounts following the Reorganization.

Global Growth and Income HLS Fund and Global Growth and Income HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
GLOBAL GROWTH AND INCOME HLS FUND	$120	$375	$649	$1,432
GLOBAL GROWTH AND INCOME HVIT FUND PRO FORMA (1)	$120	$379	$663	$1,473

(1) Reflects pro forma amounts following the Reorganization.

Global Small Capitalization HLS Fund and Global Small Capitalization HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
GLOBAL SMALL CAPITALIZATION HLS FUND	$134	$418	$723	$1,590
GLOBAL SMALL CAPITALIZATION HVIT FUND PRO FORMA (1)	$134	$418	$723	$1,590

(1) Reflects pro forma amounts following the Reorganization.

Growth HLS Fund and Growth HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
GROWTH HLS FUND	$91	$284	$493	$1,096
GROWTH HVIT FUND PRO FORMA (1)	$91	$287	$503	$1,126

(1) Reflects pro forma amounts following the Reorganization.

Growth-Income HLS Fund and Growth-Income HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
GROWTH-INCOME HLS FUND	$85	$265	$460	$1,025
GROWTH-INCOME HVIT FUND PRO FORMA (1)	$85	$269	$472	$1,060

(1) Reflects pro forma amounts following the Reorganization.

International HLS Fund and International HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
INTERNATIONAL HLS FUND	$111	$347	$601	$1,329
INTERNATIONAL HVIT FUND PRO FORMA (1)	$111	$347	$602	$1,333

(1) Reflects pro forma amounts following the Reorganization.

New World HLS Fund and New World HVIT Fund
(Class IB expenses, with or without redemption)

	Year 1	Year 3	Year 5	Year 10
NEW WORLD HLS FUND	$138	$431	$745	$1,635
NEW WORLD HVIT FUND PRO FORMA (1)	$138	$432	$750	$1,649

(1) Reflects pro forma amounts following the Reorganization.

Portfolio Turnover

The Master Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the performance of the American Funds HLS Funds and the HIMCO VIT American Funds.  During the most recent fiscal year, the portfolio turnover rates of the Master Funds were the following as an average value of their portfolios:

Master Fund	Portfolio Turnover for 2013
Master Asset Allocation Fund	74%
Master Blue Chip Fund	30%
Master Bond Fund	354%
Master Global Bond Fund	213%
Master Global Growth Fund	39%
Master Global Growth and Income Fund	31%
Master Global Small Capitalization Fund	36%
Master Growth Fund	19%
Master Growth-Income Fund	19%
Master International Fund	21%
Master New World Fund	43%

REASONS FOR THE REORGANIZATION

Board Considerations and Benefits of the Reorganization

The Reorganization was presented to the Board of Directors for consideration and approval at a meeting held on May 6, 2014.  The Board of Directors was informed that the Reorganization is being proposed as part of an initiative by The Hartford Financial Services Group, Inc. (“The Hartford”) to separate its “variable product-focused” business from its “retail-focused” business.  The Trust will be tied more closely to The Hartford’s variable product line than is the Company, which should allow for greater current and future distribution opportunities for the different series of the Trust, including the HIMCO VIT American Funds.  This, in turn, should provide greater opportunity to improve net flows, which may allow the HIMCO VIT American Funds to reach economies of scale more quickly than the American Funds HLS Funds, and may over time result in a reduction in the impact of fixed costs to shareholders of the HIMCO VIT American Funds.

For the reasons discussed below, the Directors, including all of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Directors”) of the Company, determined that the Reorganization was in the best interests of each American Funds HLS Fund and its shareholders and that the interests of existing shareholders of each American Funds HLS Fund will not be diluted as a result of the Reorganization.

The Board of Directors considered a number of factors, including the following:

•                              Each of the HIMCO VIT American Funds has the same investment objective, investment strategy and limitations as its corresponding American Funds HLS Fund.

•                              Each American Funds HLS Fund currently invests all of its assets in a corresponding Master Fund, which has the same investment objective and strategies as the American Funds HLS Fund.  Each HIMCO VIT American Fund will continue to invest all of its assets in the same Master Fund, so that there will be no change to the individuals providing day-to-day management of the HIMCO VIT American Funds’ portfolios.

•                              Each HIMCO VIT American Fund will have the same contractual management fee schedule as its corresponding American Funds HLS Fund.  In addition, expenses paid by shareholders of each of the HIMCO VIT American Funds will be capped through April 30, 2016 to match the 2013 total annual fund operating expenses of the corresponding American Funds HLS Fund.

•                              The share purchase and redemption provisions for the HIMCO VIT American Funds and the American Funds HLS Funds are the same.  For additional information on purchase and redemption provisions, see “More Information Regarding the HIMCO VIT American Funds.”

•                              Shareholders of the HIMCO VIT American Funds will receive the same level of services provided pursuant to the HIMCO VIT American Funds’ investment management agreement with Hartford Investment Management as they currently receive pursuant to the American Funds HLS Funds’ investment management agreement with Hartford Funds Management Company, LLC.

•                              Each HIMCO VIT American Fund will assume the performance history of its corresponding American Funds HLS Fund.

•                              The HIMCO VIT American Funds will have different service providers than the American Funds HLS Funds, and an unaffiliated service provider will provide administrative, transfer agency and fund accounting services.  Due to the expense cap described above, the change in service providers is not expected to impact fund expenses through April 30, 2016.

•                              No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization.

•                              Hartford Funds Management Company, LLC or its affiliates will bear the costs of the Reorganization except for any brokerage fees and brokerage-related expenses.  Given the nature of the Reorganization, brokerage fees and brokerage-related expenses are not expected to be significant.

•                              The HIMCO VIT American Funds Fund and the American Funds HLS Funds anticipate that the Reorganization will be considered a tax-free reorganization within the meaning of Section 368(a)(1) of the Code.  As such, shareholders of the American Funds HLS Funds will not recognize gain or loss as a result of the Reorganization.  Furthermore, there will not be a tax impact on variable contract owners.  See “Information About the Reorganization — Tax Considerations.”

•                              The Reorganization will not dilute the interests of the shareholders of the American Funds HLS Funds.

•                              Alternatives, such as the liquidation of the American Funds HLS Funds, could potentially be less beneficial to shareholders.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF THE COMPANY UNANIMOUSLY APPROVED THE REORGANIZATION PLAN.  THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION PLAN.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The Reorganization Agreement provides for the transfer of all of the assets and liabilities of each American Funds HLS Fund to the corresponding HIMCO VIT American Fund solely in exchange for shares of that HIMCO VIT American Fund.  Each American Funds HLS Fund will distribute the shares of the HIMCO VIT American Fund received in the exchange to its shareholders on a pro rata basis and then the American Funds HLS Funds will be liquidated.

After the Reorganization, each shareholder of an American Funds HLS Fund will own shares in the corresponding HIMCO VIT American Fund having an aggregate value equal to the aggregate value of shares of the American Funds HLS Fund held by that shareholder as of the close of business on the business day preceding the Closing Date.

Generally, the liquidation and distribution will be accomplished by opening accounts on the books of each HIMCO VIT American Fund in the names of the shareholders of the corresponding American Funds HLS Fund and transferring to those shareholders’ accounts the same class of shares representing such shareholders’ interests previously credited to the accounts of the American Funds HLS Fund.  No sales charges or fees of any kind will be charged to the shareholders of the American Funds HLS Funds in connection with their receipt of shares of the HIMCO VIT American Funds in the Reorganization.

Until the Closing Date, shareholders of the American Funds HLS Funds will continue to be able to redeem their shares.

The Reorganization Agreement requires that the American Funds HLS Funds and HIMCO VIT American Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be amended or terminated by mutual agreement of the parties or on certain other grounds.  For a complete description of the terms and conditions of the Reorganization, see the Form of Agreement and Plan of Reorganization at Appendix A, which qualifies in its entirety the foregoing summary of the Reorganization Agreement.

Tax Considerations

The Reorganization is expected to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  It is intended that, as a result of the Reorganization:

(1) the Reorganization will constitute a “reorganization” within the meaning of Code Section 368(a);

(2) shareholders will recognize no gain or loss on their receipt of voting shares of each American Funds HLS Fund solely in exchange for their voting shares of the corresponding HIMCO VIT American Fund pursuant to the Reorganization;

(3) no American Funds HLS Fund will recognize gain or loss on the transfer of all of its assets to the corresponding HIMCO VIT American Fund solely in exchange for voting shares of that HIMCO VIT American Fund and the assumption by that HIMCO VIT American Fund of the American Funds HLS Fund’s Liabilities pursuant to the Reorganization, except that the American Funds HLS Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(4) no American Funds HLS Fund will recognize gain or loss on its distribution of the voting shares of the corresponding HIMCO VIT American Fund to its shareholders pursuant to the liquidation of the American Funds HLS Fund;

(5) no HIMCO VIT American Fund will recognize gain or loss on its acquisition of all of the assets of the corresponding American Funds HLS Fund solely in exchange for voting shares of the HIMCO VIT American Fund and the assumption by the HIMCO VIT American Fund of that American Funds HLS Fund’s liabilities;

(6) the aggregate tax basis of the voting shares of each HIMCO VIT American Fund received by each of the corresponding American Funds HLS Fund’s shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of that American Funds HLS Fund surrendered in exchange therefor;

(7) the holding period of the voting shares of each HIMCO VIT American Fund received by each of the shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the corresponding American Funds HLS Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization;

(8) each HIMCO VIT American Fund’s basis in the assets of the corresponding American Funds HLS Fund received pursuant to the Reorganization will equal the American Funds HLS Fund’s basis in the assets immediately before the Reorganization; and

(9) each HIMCO VIT American Fund’s holding period in the corresponding American Funds HLS Fund’s assets received pursuant to the Reorganization will include the period during which the American Funds HLS Fund held the assets (except where investment activities of the HIMCO VIT American Fund have the effect of reducing or eliminating a holding period with respect to an asset).

American Funds HLS Funds shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances and, since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, should consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

As a condition to the closing, the Company and the Trust will request an opinion from law firm Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Company and the Trust.

In addition, as of December 31, 2013, the American Funds HLS Funds had no capital loss carryovers. Federal income tax law permits a regulated investment company to carry forward its net capital losses for a period of up to eight taxable years. (Net capital losses that arise in a tax year beginning after December 22, 2010 will generally be able to be carried forward without limit.) The Reorganization is not expected to affect the timing or usability of the American Funds HLS Funds’ capital loss carryforwards. The ability of the HIMCO VIT American Funds to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

Expenses of the Reorganization

Hartford Funds Management Company, LLC or its affiliates will bear all of the expenses relating to the Reorganization, except any brokerage fees and any brokerage-related expenses.  The costs of the Reorganization shall include, but not be limited to preparation of the Proxy Statement/Prospectus, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees and securities registration fees.

Accounting Survivor

Each HIMCO VIT American Fund will assume the performance and accounting history of its corresponding American Funds HLS Fund in connection with the Reorganization.

CAPITALIZATION

The following tables set forth on an unaudited basis the capitalization of each of the American Funds HLS Funds as of April 30, 2014. The HIMCO VIT American Funds are newly formed funds that will commence operations upon consummation of the Reorganization. Therefore, the HIMCO VIT American Funds had no assets or shares outstanding as of April 30, 2014. The tables also set forth the pro forma combined capitalization of the combined funds as if the Reorganization had occurred on April 30, 2014. If the Reorganization is consummated, the net assets, net asset value per share and shares outstanding on the Closing Date will vary from the information below due to changes in the market value of the portfolio securities of each of the American Funds HLS Funds between April 30, 2014 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of each of the American Funds HLS Funds during that period resulting from income and distributions, and changes in the accrued liabilities of each of the American Funds HLS Funds during the same period. All figures below relate to Class IB Shares.

	ASSET ALLOCATION HLS FUND (APRIL 30, 2014)	ASSET ALLOCATION HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$58, 615	—	$58, 615
Net Asset Value Per Share	$12.73	—	$12.73
Shares Outstanding (in 000s)	$4,605	—	$4,605

	BLUE CHIP HLS FUND (APRIL 30, 2014)	BLUE CHIP HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$43,839	—	$43,839
Net Asset Value Per Share	$12.77	—	$12.77
Shares Outstanding (in 000s)	$3,432	—	$3,432

	BOND HLS FUND (APRIL 30, 2014)	BOND HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$234,993	—	$234,993
Net Asset Value Per Share	$10.01	—	$10.01
Shares Outstanding (in 000s)	$23,477	—	$23,477

	GLOBAL BOND HLS FUND (APRIL 30, 2014)	GLOBAL BOND HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$17,326	—	$17,326
Net Asset Value Per Share	$10.05	—	$10.05
Shares Outstanding (in 000s)	$1,724	—	$1,724

	GLOBAL GROWTH HLS FUND (APRIL 30, 2014)	GLOBAL GROWTH HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$22,248	—	$22,248
Net Asset Value Per Share	$12.29	—	$12.29
Shares Outstanding (in 000s)	$1,810	—	$1,810

	GLOBAL GROWTH AND INCOME HLS FUND (APRIL 30, 2014)	GLOBAL GROWTH AND INCOME HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$52,311	—	$52,311
Net Asset Value Per Share	$11.50	—	$11.50
Shares Outstanding (in 000s)	$4,548	—	$4,548

	GLOBAL SMALL CAPITALIZATION HLS FUND (APRIL 30, 2014)	GLOBAL SMALL CAPITALIZATION HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$58,355	—	$58,355
Net Asset Value Per Share	$9.45	—	$9.45
Shares Outstanding (in 000s)	$6,174	—	$6,174

	GROWTH HLS FUND (APRIL 30, 2014)	GROWTH HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$335,064	—	$335,064
Net Asset Value Per Share	$12.99	—	$12.99
Shares Outstanding (in 000s)	$25,799	—	$25,799

	GROWTH-INCOME HLS FUND (APRIL 30, 2014)	GROWTH-INCOME HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$191,044	—	$191,044
Net Asset Value Per Share	$13.45	—	$13.45
Shares Outstanding (in 000s)	$14,207	—	$14,207

	INTERNATIONAL HLS FUND (APRIL 30, 2014)	INTERNATIONAL HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$218,442	—	$218,442
Net Asset Value Per Share	$10.30	—	$10.30
Shares Outstanding (in 000s)	$21,206	—	$21,206

	NEW WORLD HLS FUND (APRIL 30, 2014)	NEW WORLD HVIT FUND (APRIL 30, 2014)	PRO FORMA (APRIL 30, 2014)
Net Assets (in 000s)	$32,569	—	$32,569
Net Asset Value Per Share	$9.05	—	$9.05
Shares Outstanding (in 000s)	$3,600	—	$3,600

It is impossible to predict how many shares of each HIMCO VIT American Fund will actually be received and distributed by each corresponding American Funds HLS Fund on the Closing Date. The table should not be relied upon to determine the amount of the HIMCO VIT American Funds’ shares that will actually be received and distributed.

INFORMATION REGARDING HIMCO VIT AMERICAN FUNDS’

INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS

As indicated previously, the investment objective, principal investment strategies and principal risks of each HIMCO VIT American Fund are identical to the investment objective, principal investment strategies and principal risks of its corresponding American Funds HLS Fund.

Below is a more detailed description of each HIMCO VIT American Fund’s investment objective and principal investment strategies.  For more information about the principal risks of each HIMCO VIT American Fund, see “Comparison of American Funds HLS Funds and their HIMCO VIT American Fund Counterparts.”

Asset Allocation HVIT Fund

Investment Objective

The Asset Allocation HVIT Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Principal Investment Strategy

The Asset Allocation HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Asset Allocation Fund, a series of the American Funds Insurance Series.  In seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments.  Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments.  As of December 31, 2013, the Master Asset Allocation Fund was approximately 69% invested in equity securities, 21% invested in debt securities and 10% invested in money market instruments.  The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and CRMC’s assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund’s investments are not limited to a particular capitalization size.  The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States.  These investments may include companies in emerging and developing countries. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund’s investment adviser or unrated but determined to be equivalent quality by the Master Asset Allocation Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.”

Blue Chip HVIT Fund

Investment Objective

The Blue Chip HVIT Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Principal Investment Strategy

The Blue Chip HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Blue Chip Fund, a series of the American Funds Insurance Series.  The Master Blue Chip Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion.  The Master Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities. In seeking to produce a level of current income that exceeds the average yield on U.S. stocks, the Master Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500. The Master Blue Chip Fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  Finally, the Master Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.  The Master Blue Chip Fund is designed for investors seeking both income and capital appreciation.

Bond HVIT Fund

Investment Objective

The Bond HVIT Fund seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategy

The Bond HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Bond Fund, a series of the American Funds Insurance Series. The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. This policy is subject to change only upon 60 days’ written notice to shareholders of the Master Bond Fund.  The Master Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Bond Fund’s investment adviser, or unrated but determined to be of equivalent quality of the Master Bond Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the Master Bond Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Bond Fund may invest in debt securities of issuers domiciled outside the United States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls.  These contracts are normally of short duration and are replaced by another contract prior to maturity.  Each such transaction is reflected as turnover in the Master Bond Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.  The Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Global Bond HVIT Fund

Investment Objective

The Global Bond HVIT Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management.

Principal Investment Strategy

The Global Bond HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Bond Fund, a series of the American Funds Insurance Series. Under normal market circumstances, the Master Global Bond Fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days’ written notice to shareholders of the Master Global Bond Fund.  The Master Global Bond Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As a fund that seeks to invest globally, the Master Global Bond Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Global Bond Fund seeks to invest at least 30% of its net assets in issuers outside the United States; however, as a general matter, the Master Global

Bond Fund intends to invest more than 40% of its net assets in securities of issuers domiciled outside the United States. Normally, the Master Global Bond Fund’s debt obligations consist substantially of investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the Master Global Bond Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Global Bond Fund’s investment adviser). The Master Global Bond Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSROs designated by the Master Global Bond Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Global Bond Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.”  The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund’s investments and changes in the values of other currencies relative to the U.S. dollar.  The Master Global Bond Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the Master Global Bond Fund intends to limit its investments in the securities of any single issuer. Generally, the Master Global Bond Fund may invest in debt securities of any maturity or duration.

Global Growth HVIT Fund

Investment Objective

The Global Growth HVIT Fund seeks long-term growth of capital.

Principal Investment Strategy

The Global Growth HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Growth Fund, a series of the American Funds Insurance Series. The Master Global Growth Fund is designed for investors seeking capital appreciation through investments in stocks.  The Master Global Growth Fund invests primarily in common stocks of companies around the world that CRMC believes have the potential for growth.  As a fund that seeks to invest globally, the Master Global Growth Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the Master Global Growth Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth Fund’s investments are not limited to a particular capitalization size.

Global Growth and Income HVIT Fund

Investment Objective

The Global Growth and Income HVIT Fund seeks long-term growth of capital while providing current income.

Principal Investment Strategy

The Global Growth and Income HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Growth and Income Fund, a series of the American Funds Insurance Series.  The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in common stocks of well-established companies around the world, which CRMC believes have the potential for growth and/or to pay dividends. As a fund that seeks to invest globally, the Master Global Growth and Income Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Global Growth and Income Fund seeks to invest at least 30% of its net assets in issuers outside the United States.  Although the Master Global Growth and Income Fund focuses on investments in medium to larger capitalization companies, the Master Global Growth and Income Fund’s investments are not limited to a particular capitalization size.  The Master Global Growth and Income Fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.  In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

Global Small Capitalization HVIT Fund

Investment Objective

The Global Small Capitalization HVIT Fund seeks long-term growth of capital.

Principal Investment Strategy

The Global Small Capitalization HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Global Small Capitalization Fund, a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through investments in stocks. Normally, the Master Global Small Capitalization Fund invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  This policy is subject to change only upon 60 days’ written notice to Master Global Small Capitalization Fund shareholders.  CRMC currently defines “small market capitalization” companies as companies with market capitalizations of $4.0 billion or less.  CRMC has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

The Master Global Small Capitalization Fund allocates its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Global Small Capitalization Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

Growth HVIT Fund

Investment Objective

The Growth HVIT Fund seeks growth of capital.

Principal Investment Strategy

The Growth HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth Fund, a series of the American Funds Insurance Series. The Master Growth Fund is designed for investors seeking capital appreciation through investments in stocks. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.  Although the Master

Growth Fund focuses on investments in medium to larger capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size.

The Master Growth Fund may invest in debt securities, including a portion of its assets in lower quality nonconvertible debt securities (rated Ba1 or below by Moody’s Investors Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by CRMC to be of equivalent quality).  Such securities are sometimes referred to as “junk bonds.”

Growth-Income HVIT Fund

Investment Objective

The Growth-Income HVIT Fund seeks long-term growth of capital and income.

Principal Investment Strategy

The Growth-Income HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Growth-Income Fund, a series of the American Funds Insurance Series. The Master Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stocks or other securities that CRMC believes demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund’s investments are not limited to a particular capitalization size.  The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.  The Master Growth-Income Fund may also invest in bonds and other debt securities.

International HVIT Fund

Investment Objective

The International HVIT Fund seeks long-term growth of capital.

Principal Investment Strategy

The International HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master International Fund, a series of the American Funds Insurance Series. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the Master International Fund’s investment adviser believes have the potential for growth.  Although the Master International Fund focuses on investments in medium to larger capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size.

New World HVIT Fund

Investment Objective

The New World HVIT Fund seeks long-term capital appreciation.

Principal Investment Strategy

The New World HVIT Fund seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master New World Fund, a series of the American Funds Insurance Series. The Master New World Fund

invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as “emerging markets”) and that CRMC believes have the potential of providing capital appreciation.  The Master New World Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  The Master New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master New World Fund’s investment adviser, or unrated but determined to be of equivalent quality by CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the Master New World Fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, CRMC considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Greece, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Macau, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay,  Peru, Philippines, Poland, Qatar, Romania,  Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam, and Zambia.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

MANAGEMENT AND PERFORMANCE OF THE HIMCO VIT AMERICAN FUNDS

Master/Feeder Mutual Fund Structure

Each of the HIMCO VIT American Funds described in this Proxy Statement/Prospectus will operate as a “feeder fund,” which means it will invest all of its assets in another mutual fund (a “Master Fund”). Each Master Fund is a series of American Funds Insurance Series. Each HIMCO VIT American Fund has the same investment objective and limitations as the Master Fund in which it invests.  HIMCO VIT American Funds do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each HIMCO VIT American Fund may withdraw its investment in its Master Fund if the Trust’s Board of Trustees (the “Board of Trustees”) determines that it is in the best interests of the HIMCO VIT American Fund and its shareholders to do so.  Any such withdrawal could result in an in-kind distribution of portfolio securities to the HIMCO VIT American Fund (as opposed to a cash distribution from the Master Fund).  The HIMCO VIT American Fund could then incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the HIMCO VIT American Fund.  Upon any such withdrawal the Board of Trustees would consider what action might be taken, including the investment of all of the assets of the HIMCO VIT American Fund in another pooled investment entity, having Hartford Investment Management manage the HIMCO VIT American Fund’s assets either directly or with a sub-adviser, or taking other appropriate action.

Investment of a HIMCO VIT American Fund’s assets in a Master Fund is not a fundamental investment policy of any of the HIMCO VIT American Funds, and a shareholder vote is not required for any of the HIMCO VIT American Funds to withdraw its investment from its Master Fund.

Because each HIMCO VIT American Fund invests all of its assets in a Master Fund, each HIMCO VIT American Fund and its shareholders will bear the fees and expenses of that HIMCO VIT American Fund and its Master Fund, with the result that the HIMCO VIT American Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.  This structure is different from that of many other investment companies, which directly acquire and manage their own portfolio of securities.  Each Master Fund has other shareholders, each of whom will pay their proportionate share of that Master Fund’s expenses.  However, other investors in a Master Fund may bear different expenses and sales charges than the relevant HIMCO VIT American Fund, which would result in differences in returns received by those investors.  As shareholders of the Master Funds, feeder funds, including the HIMCO VIT American Funds, vote on matters pertaining to their respective Master Fund(s). Feeder funds with a greater pro rata ownership in a Master Fund could have effective voting control of the operations of that Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the relevant HIMCO VIT American Fund.

CRMC serves as investment adviser to the Master Funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.  Information about the American Funds Insurance Series and CRMC is provided with their permission and based on information provided by CRMC or derived from the prospectus of the Master Funds, which is available upon request.

The Investment Manager

Hartford Investment Management is the investment manager to the HIMCO VIT American Funds.  Because each HIMCO VIT American Fund will invest all of its assets in its corresponding Master Fund, portfolio management services are currently provided at the Master Fund level by CRMC.  Therefore, as investment manager, Hartford Investment Management will provide those services for the HIMCO VIT American Funds that are normally provided by a fund’s investment adviser with the exception of portfolio management. These services include, but are not limited to, (i) recommending that the Board of Trustees invest the assets of the HIMCO VIT American Funds in shares of the corresponding Master Funds; (ii) providing information to the Board of Trustees to enable it to make all necessary decisions regarding whether to invest the assets of the HIMCO VIT American Funds in shares of the corresponding Master Funds; (iii) monitoring the ongoing investment performance of the Master Funds; (iv) monitoring the other service providers to the HIMCO VIT American Funds; (v) facilitating the distribution of Master Fund shareholder materials to HIMCO VIT American Fund shareholders; and (vi) providing such other services as are necessary or appropriate to the efficient operation of the HIMCO VIT American Funds with respect to their investment in the Master Funds.  Hartford Investment Management is a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company. Hartford Investment Management had approximately $112.6 billion in assets under management as of December 31, 2013. Hartford Investment Management is principally located at One Hartford Plaza, Hartford, Connecticut 06155.

The management fees paid to the HIMCO VIT American Funds as a percentage of average daily net assets are as follows:

Fund	Management Fee
Asset Allocation HVIT Fund	0.65%
Blue Chip HVIT Fund	0.75%
Bond HVIT Fund	0.50%
Global Bond HVIT Fund	0.75%
Global Growth HVIT Fund	1.00%
Global Growth and Income HVIT Fund	0.80%
Global Small Capitalization HVIT Fund	0.80%
Growth HVIT Fund	0.75%
Growth-Income HVIT Fund	0.70%
International HVIT Fund	0.85%
New World HVIT Fund	1.10%

The Investment Manager to the Master Funds

CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to the Master Funds and to other mutual funds.  CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California, 90071. CRMC manages the investment portfolios and business affairs of the Master Funds. CRMC manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.  As of December 31, 2013, CRMC managed more than $1 trillion in assets.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC.  In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries.  Although not currently contemplated, CRMC could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets.  CRMC and each of the funds it advises have received an exemptive order from the Securities and Exchange Commission that allows CRMC to use, upon approval of the Master Funds’ board, its management subsidiaries and affiliates to provide day-to-day investment management services to the Master Funds, including making changes to the management subsidiaries and affiliates providing such services.  The Master Funds’ shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Master Funds approved a proposal to reorganize the American Funds Insurance Series into a Delaware statutory trust.  However, the American Funds Insurance Series reserves the right to delay implementing the reorganization.

The management fee payable by each of the Master Funds is calculated in accordance with a breakpoint schedule for each of the Master Funds.  Those breakpoints schedules are as follows:

Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $600 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Next $5 billion	0.25%
Amount over $13 billion	0.244%

Master Blue Chip Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Bond Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.48%
Next $400 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Next $3 billion	0.34%
Amount over $8 billion	0.33%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Next $2 billion	0.50%
Amount over $3 billion	0.45%

Master Global Growth Fund*

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

*However, if average daily net assets of Master Global Growth Fund are less than $1.0 billion:

Average Daily Net Assets	Annual Rate
First $500 million	0.58%
Next $500 million	0.48%

Master Global Growth and Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Amount over $3 billion	0.48%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.280%

Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual portfolio managers.  Portfolio managers decide how their respective segments will be invested. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of the Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.

Certain senior members of the fixed-income investment division serve on a portfolio strategy group. The group utilizes a research-driven process with input from CRMC’s analysts, portfolio managers and economists to define investment themes and to set guidance on a range of macro factors, including duration, yield curve and sector allocation, for certain of the fixed-income portfolios. The portfolio managers of certain of the Master Funds consider guidance of the portfolio strategy group in making their investment decisions.

The following individuals have responsibility for the day-to-day management of the Master Funds:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Master Fund
Asset Allocation Fund
Alan N. Berro (President)	14 years	Senior Vice President - Capital World Investors.	Serves as an equity portfolio manager.

Investment professional for 28 years in total; 23 years with CRMC or an affiliate.
David A. Daigle	5 years	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 20 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Jeffrey T. Lager	7 years	Senior Vice President — Capital World Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
James R. Mulally	8 years	Senior Vice President - Capital Fixed Income Investors, CRMC. Investment professional for 38 years in total; 34 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Eugene P. Stein	6 years	Senior Vice President — Capital World Investors. Investment professional for 43 years in total; 42 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Blue Chip Fund
Christopher D. Buchbinder	7 years	Senior Vice President — Capital Research Global Investors. Investment professional for 19 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
James B. Lovelace	7 years	Senior Vice President — Capital Research Global Investors. Investment professional for 32 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
James Terrile	2 years	Senior Vice President — Capital Research Global Investors. Investment professional for 19 years in total, 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Bond Fund
David C. Barclay	16 years	Senior Vice President —	Serves as a fixed-income

		Capital Fixed Income Investors, CRMC. Investment professional for 33 years in total; 26 years with CRMC or an affiliate.	portfolio manager.
David A. Hoag	7 years	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 26 years in total; 23 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Thomas H. Hogh	7 years	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Master Global Bond Fund
Mark H. Dalzell	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 36 years in total; 26 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Thomas H. Hogh	8 years (since the Master Fund’s inception)	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Marcus B. Linden	2 years	Senior Vice President — Capital Fixed Income Investors, Capital Research Company. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Robert H. Neithart	1 year	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 27 years in total, all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.
Master Global Growth Fund
Isabelle de Wismes	2 years	Senior Vice President —	Serves as an equity

	(plus 14 years of prior experience as an investment analyst for the Master Global Growth Fund)	Capital World Investors. Investment professional for 30 years in total; 21 years with CRMC or an affiliate.	portfolio manager.
Steven T. Watson	12 years (plus 5 years of prior experience as an investment analyst for the Master Global Growth Fund)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Jonathan Knowles	1 year (plus 10 years of prior experience as an investment analyst for the Master Global Growth Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Global Growth and Income Fund
Gregg E. Ireland	8 years (since the Master Global Growth and Income Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 42 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Martin Romo	5 years (plus 1 year of prior experience as an investment analyst for the Master Global Growth and Income Fund)	Senior Vice President — Capital World Investors. Investment professional for 22 years in total; 21 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Andrew B. Suzman	5 years	Senior Vice President — Capital World Investors. Investment professional for 21 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Steven T. Watson	8 years (since the Master Global Growth and Income Fund’s inception)	Senior Vice President — Capital World Investors. Investment professional for 27 years in total; 24 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Global Small Capitalization Fund
Mark E. Denning	16 years (since the Master Global Small Capitalization Fund’s inception)	Senior Vice President — Capital Research Global Investors. Investment professional for 32 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
J. Blair Frank	11 years	Senior Vice President — Capital Research Global Investors. Investment professional for 21 years in total, 20 years with CRMC or an	Serves as an equity portfolio manager.

affiliate.
Claudia P. Huntington	1 year	Senior Vice President — Capital Research Global Investors. Investment professional for 41 years in total; 39 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Harold H. La	6 years (plus 4 years of prior experience as an investment analyst for the Master Global Small Capitalization Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 16 years in total; 15 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Growth Fund
Donnalisa Parks Barnum	11 years	Senior Vice President — Capital World Investors. Investment professional for 33 years in total; 28 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Gregory D. Johnson	7 years	Senior Vice President — Capital World Investors. Investment professional for 21 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Michael T. Kerr	9 years	Senior Vice President - Capital World Investors. Investment professional for 31 years in total; 29 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Ronald B. Morrow	11 years (plus 5 years of prior experience as an investment analyst for the Master Growth Fund)	Senior Vice President — Capital World Investors. Investment professional for 46 years in total; 17 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Alan J. Wilson	Less than 1 year	Senior Vice President — Capital World Investors. Investment professional for 29 years in total; 23 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master Growth-Income Fund
Donald D. O’Neal (Vice Chairman of the Board)	9 years	Senior Vice President — Capital Research Global Investors. Investment professional for 29 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Dylan Yolles (Vice President)	9 years (plus 5 years of prior	Senior Vice President — Capital International	Serves as an equity portfolio manager.

	experience as an investment analyst for the Master Growth-Income Fund)	Investors. Investment professional for 17 years in total; 14 years with CRMC or an affiliate.
J. Blair Frank	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 21 years in total; 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Claudia P. Huntington	20 years (plus 5 years of prior experience as an investment analyst for the Master Growth-Income Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 41 years in total; 39 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
William L. Robbins	2 years (plus 12 years of prior experience as an investment analyst for the Master Growth-Income Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 22 years in total; 19 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master International Fund
Sung Lee (Vice President)	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
L. Alfonso Barroso	5 years	Senior Vice President — Capital Research Global Investors. Investment professional for 20 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Jesper Lyckeus	7 years (plus 8 years of prior experience as an investment analyst for the Master International Fund)	Senior Vice President — Capital Research Global Investors. Investment professional for 19 years in total; 18 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
Christopher M. Thomsen	8 years	Senior Vice President — Capital Research Global Investors. Investment professional for 17 years, all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Master New World Fund
Carl M. Kawaja	15 years	Senior Vice President —	Serves as an equity

(Vice President)	(since the Master New World Fund’s inception)	Capital World Investors. Investment professional for 27 years in total; 23 years with CRMC or an affiliate.	portfolio manager.
Nicholas J. Grace	2 years (plus 8 years of prior experience as an investment analyst for the Master New World Fund)	Senior Vice President — Capital World Investors. Investment professional for 24 years in total; 20 years with CRMC or an affiliate.	Serves as an equity portfolio manager.
F. Galen Hoskin	8 years (plus 6 years of prior experience as an investment analyst for the Master New World Fund)	Senior Vice President — Capital World Investors. Investment professional for 20 years; all with CRMC or an affiliate.	Serves as an equity portfolio manager.
Robert H. Neithart	2 years (plus 2 years of prior experience as an investment analyst for the Master New World Fund)	Senior Vice President — Capital Fixed Income Investors, CRMC. Investment professional for 27 years in total; all with CRMC or an affiliate.	Serves as a fixed-income portfolio manager.

The Combined Statement of Additional Information relating to this Proxy Statement/Prospectus, which is available upon request, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, the portfolio managers’ ownership of securities of the Master Funds, and the Trustees and officers of the HIMCO VIT American Funds.

Performance

The performance information below indicates the risks of investing in the HIMCO VIT American Funds.  Upon completion of the Reorganization, each HIMCO VIT American Fund will be the successor to the investment performance of its corresponding American Funds HLS Fund.  Accordingly, the performance information shown below is that of the American Funds HLS Funds.  Each American Funds HLS Fund has the same investment objective and strategies as its corresponding HIMCO VIT American Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Show the performance of the Class 1 shares of the relevant Master Fund for periods prior to May 1, 2008, the date each American Funds HLS Fund commenced operations, adjusted to reflect the fees and expenses of each American Funds HLS Fund in effect on May 1, 2008.

•                  Assume reinvestment of all dividends and distributions.

•                  Would be lower if the American Funds HLS Funds’ operating expenses had not been limited.

•                  Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity or variable life insurance contract level were included.

The bar charts:

•                  Show how each American Funds HLS Fund’s total return has varied from year to year

The table following each bar chart shows returns for the American Funds HLS Fund over time compared to those of one or more broad-based market indices. For more information regarding returns see the “Performance Notes” section following the bar charts and tables.

Asset Allocation HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 11.50% (3rd quarter, 2009) Lowest -16.43% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	23.40%	14.88%	7.19%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Blue Chip HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 16.84% (2nd quarter, 2009) Lowest -21.34% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	32.55%	16.24%	6.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Bond HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  5.91% (2nd quarter, 2009)   Lowest  -5.60% (3rd quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	-2.37%	5.27%	3.21%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.55%

Global Bond HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  7.80% (3rd quarter, 2010)   Lowest  -4.32% (3rd quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	Lifetime (since 10/04/2006)
Class IB	-3.03%	4.19%	4.85%
Barclays Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	-2.60%	3.91%	4.91%

Global Growth HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  22.10% (2nd quarter, 2009)   Lowest  -20.18% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	28.77%	17.68%	9.36%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	7.72%

Global Growth and Income HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  19.28% (3rd quarter, 2009)   Lowest  -20.48% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	Lifetime (since 05/01/2006)
Class IB	22.16%	16.10%	5.69%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	5.35%

Global Small Capitalization HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 29.10% (2nd quarter, 2009) Lowest -31.32% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	27.89%	18.97%	9.52%
MSCI All Country World Small Cap Index (reflects no deduction for fees, expenses or taxes)	29.18%	21.20%	10.74%

Growth HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 18.40% (2nd quarter, 2009) Lowest -26.12% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	29.78%	19.09%	7.91%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Growth-Income HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 15.95% (2nd quarter, 2009) Lowest -22.02% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	33.14%	17.29%	6.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

International HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 24.36% (2nd quarter, 2009) Lowest -21.91% (3rd quarter, 2011)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	21.23%	13.29%	8.22%
MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)	15.78%	13.32%	8.04%

New World HLS Fund

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 23.84% (2nd quarter, 2009) Lowest -22.35% (4th quarter, 2008)

Average annual total returns for periods ending 12/31/13

Share Classes	1 Year	5 Years	10 Years
Class IB	11.06%	14.43%	10.83%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	23.44%	15.53%	7.72%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.27%	15.15%	11.52%

Performance Notes

The following notes supplement the performance tables above and provide additional information for understanding the returns provided in the tables.

Upon completion of the Reorganization, each HIMCO VIT American Fund will be the successor to the investment performance of its corresponding American Funds HLS Fund.  Accordingly, the performance information shown in the tables is that of the American Funds HLS Funds.  Each American Funds HLS Fund has the same investment objective and strategies as its corresponding American Funds HLS Fund.

Indices:

Indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

The Barclays Global Aggregate Index represents the global investment-grade fixed-income markets.

The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market.

The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed and emerging markets.  The MSCI All Country World Index consists of 44 country indices comprising 23 developed and 21 emerging market country indices.

The MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

ADDITIONAL INFORMATION ABOUT THE HIMCO VIT AMERICAN FUNDS

Form of Organization (and Comparison to the American Funds HLS Funds)

Each of the HIMCO VIT American Funds is an investment portfolio (series) of the Trust.  The Trust is a Delaware statutory trust registered as an open-end management investment company.  The Trust is governed by the Board of Trustees, which currently consist of five (5) Trustees, three (3) of whom are not “interested persons” (as defined in the 1940 Act).

The Reorganization will result in shareholders being shareholders in the Trust as opposed to shareholders of the Company, which is a corporation registered as an open-end management investment company.  Below is a summary of certain shareholder rights under the organizational documents governing the Trust and the Company and under applicable state law.  The foregoing summary is not a complete description of provisions contained in those sources, and shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Governing Law

The Company is governed both by the Maryland General Corporation Law (the “MGCL”) and the Company’s organizational documents, the Articles of Restatement dated July 9, 2010 (the “Articles”) and the Amended and Restated By-Laws adopted November 4, 2010 (the “Company Bylaws”).

The Trust is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the Trust’s organizational documents, the Agreement and Declaration of Trust dated January 13, 2012 (the “Declaration”) and the By-Laws dated January 13, 2012 (the “Trust Bylaws”).  As a general matter, the Trust has taken advantage of the flexibility of the Delaware Act, which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Shareholder Meetings; Election and Removal of Directors

Maryland law does not require a corporation registered as an open-end investment company to hold annual meetings in any year that the election of directors is not required under the 1940 Act. Shareholders of a Maryland corporation generally are entitled to elect and remove directors.  The Company Bylaws do not require an annual meeting of shareholders, but the Board of Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act.  Also, the Secretary of the Company must call a special meeting to act on any matter that may be properly considered at a meeting of shareholders at the request in writing of the shareholders entitled to cast not less than the majority of all the votes entitled to be cast on such matter at such meeting.

Shareholders in all series of the Company will vote with respect to certain matters, such as election of directors.  Under the Company Bylaws, a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present shall be sufficient to elect a director.  The directors serve for an indefinite period of time and have the power to alter the number of directors and appoint their own successors, provided that at all times at least a majority of the directors have been elected by shareholders. While the Articles are silent on the subject of the removal of directors, under the MGCL, the shareholders may remove any director, with or without cause, by the affirmative vote of a majority of all votes entitled to be cast for the election of directors.  When not all series of the Company are affected by a matter to be voted upon, such as changes in the policies of an individual series, only the holders of shares of the one or more affected series will be entitled to vote.

A Delaware statutory trust is not required to hold shareholder meetings or get shareholder approval for certain actions unless the declaration of trust requires it. Although the Trust need not hold annual meetings of shareholders, special meetings may be called by a majority of the Trustees, the Trust’s chairman or president, or upon the written request of shareholders holding not less than one-third of the outstanding shares entitled to vote on the matters specified in such written request, and subject to certain additional conditions set forth in the Trust Bylaws.

The Trustees have terms of unlimited duration, though are subject to removal by the holders of record of two-thirds or more of the outstanding shares.  The Trustees have the power to alter the number of Trustees and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders.  All series of shares will vote with respect to certain matters, such as election of Trustees.  Under the Declaration, Trustees may be elected by a plurality of votes cast at a meeting of shareholders in which a quorum is present.  When the Trustees have determined that not all series of the Trust are affected by a matter to be voted upon, such as changes in the policies of an individual series, only shareholders of such one or more series shall be entitled to vote thereon.

Liability and Indemnification of Directors/Trustees

The MGCL provides that a director who has met his or her standard of conduct has no liability by reason of being or having been a director.  In this regard, the MGCL requires a corporation (unless its organizational document provides otherwise, which the Articles do not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity.  The MGCL permits a Maryland corporation, such as the Company, to include in its organizational document a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The MGCL further permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.  However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses.  In addition, Maryland law permits a corporation to advance reasonable expenses to a director upon the corporation’s receipt of (a) a written affirmation by the director of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Under the Articles, the Company shall indemnify its directors and officers to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities law now or hereafter in force, including the advance of expenses, except where the costs incurred by the directors and officers are the result of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office.  The Articles further provide that, to the maximum extent permitted by Maryland law and the federal securities laws, the directors will not be personally liable to the Company or its shareholders for money damages unless such damages are the result of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office.

With respect to the Trust, the Delaware Act permits a Delaware statutory trust to limit or eliminate a trustee’s personal liability for breach of contract or breach of duties to the statutory trust or to a shareholder of the statutory trust in the declaration of trust, subject to certain exceptions. The 1940 Act provides that no officer or director shall be protected from liability to the Trust or shareholders for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of office.

The Declaration provides that no Trustee or officer shall be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust. In addition, no Trustee or officer shall be liable to the Trust or to any shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties of office, and shall not be liable for errors of judgment or mistakes of fact or law.  The Declaration further provides that Trustees and officers shall be indemnified by the Trust (or the applicable series of the Trust) to the fullest extent permitted by law against any and all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which the Trustee or officer becomes involved by virtue of having been a Trustee or officer.

Shareholder Liability

Under Maryland law, shareholders of a corporation generally are not personally liable for debts or obligations of a corporation.  Accordingly, the Articles contain no explicit provision for shareholder indemnification.

Under the Delaware Act, unless the governing instrument provides otherwise, shareholders of a statutory trust have the same limitation of personal liability as extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. The Declaration provides that shareholders are not personally liable for any debt, liability or obligation or expense incurred by, contracted for, or otherwise existing with respect to the Trust or any series, and requires the Trust or the applicable series to indemnify shareholders against liability arising solely from the shareholder’s ownership of shares in the Trust.

Dividends and Distributions

The Board of Trustees has delegated authority to the Trust’s Treasurer to declare and make payment of dividends, to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid adverse tax consequences.  The current policy for the Trust is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once per year. Dividends and distributions are automatically invested in full or fractional shares at the net asset value on the reinvestment date.  The Trust reserves the right to change its dividend distribution policy at the discretion of the Board of Trustees.

Disclosure of Portfolio Holdings

A description of the HIMCO VIT American Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Combined Statement of Additional Information relating to this Proxy Statement/Prospectus, which is available upon request.  However, under the master-feeder structure, each HIMCO VIT American Fund’s sole portfolio holding is shares in the corresponding Master Fund.  A description of the Master Funds’ policies and procedures with respect to the disclosure of the Master Funds’ portfolio securities is available in the Master Funds’ statement of additional information, which is available upon request.

GENERAL INFORMATION

Investment Manager, Transfer Agent, and Principal Underwriter

Hartford Investment Management, the HIMCO VIT American Funds’ investment manager, is principally located at One Hartford Plaza, Hartford, Connecticut 06155.  State Street Bank and Trust Company, the HIMCO VIT American Funds’ transfer agent, is located at One Lincoln Street Boston, MA 02111.  HIMCO Distribution Services Company, the HIMCO VIT American Funds’ principal underwriter, is located at One Hartford Plaza, Hartford, CT 06155.  Hartford Investment Management and HIMCO Distribution Services Company are affiliates of The Hartford, a Connecticut financial services company.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP (“Deloitte”) serves as the Independent Registered Public Accounting Firm for the HIMCO VIT American Funds. Deloitte is responsible for performing annual audits of the financial statements and financial highlights of the HIMCO VIT American Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of Deloitte is 185 Asylum Street, 32nd Floor, Hartford, CT 06103-3402.

Shareholder Reports

Each HIMCO VIT American Fund will assume the performance and accounting history of its corresponding American Funds HLS Fund.  A free copy of the American Funds HLS Funds annual and semi-annual report can be obtained: on the Company’s website at www.hartfordfunds.com/hlsprospectus; upon request by writing to Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293; or by calling 1-800-862-6668.

Beneficial Owners

Each HIMCO VIT American Fund is a newly formed series of the Trust that will commence operations upon consummation of the Reorganization.  Therefore, the HIMCO VIT American Funds do not have any shares outstanding as of the date of this Proxy Statement/Prospectus.  As such, as of the record date, all trustees and officers as a group owned less than 1% of the outstanding shares of each of the HIMCO VIT American Funds, and no person owned beneficially more than 5% of the outstanding shares of any class of shares of any of the HIMCO VIT American Funds.

As of [          ], 2014, none of the Independent Trustees (or their immediate family members) had share ownership in securities of the Trust’s investment manager or principal underwriter or in an entity controlling, controlled by or under common control with the investment manager or principal underwriter (not including registered investment companies).

Information about the Trust

The Trust and its investment portfolios (each an “HVIT Fund”) are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and file reports and other information with the Securities and Exchange Commission (“SEC”).  Proxy materials, reports, and other information filed by the Trust can be inspected and copied at the Public Reference Room maintained by the SEC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.  The SEC maintains an Internet web site (at http://www.sec.gov) which contains other information about the Trust.

MORE INFORMATION REGARDING THE HIMCO VIT AMERICAN FUNDS

Purchase and Redemption of Fund Shares

The HIMCO VIT American Funds may offer their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates (the “Accounts”) as investment options for certain variable annuity contracts and individual variable life insurance policies, group annuity and group funding agreement contracts and corporate-owned life insurance and other group life insurance policies (collectively, “variable contracts”) issued through the Accounts.

Each HIMCO VIT American Fund has authorized two classes of shares: Class IA shares and Class IB shares. The two classes of shares represent an investment in the same fund but are subject to different expenses and have different prices and performance.  Class IA shares are currently not offered.

Many of the Accounts are registered with the SEC as investment companies. When shares of a HIMCO VIT American Fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany the HIMCO VIT American Fund’s prospectus. When shares of a HIMCO VIT American Fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany the HIMCO VIT American Fund’s prospectus.

Shares of the HIMCO VIT American Funds are sold by HIMCO Distribution Services Company (the “Distributor”) in a continuous offering to the Accounts.  Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the HIMCO VIT American Funds corresponding to that subaccount. The

Accounts purchase and redeem Class IA shares and Class IB shares of the HIMCO VIT American Funds at net asset value without sales or redemption charges.

For each day on which the HIMCO VIT American Funds’ net asset value is calculated, the Accounts transmit to the HIMCO VIT American Funds any orders to purchase or redeem shares of the HIMCO VIT American Funds based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. The Accounts purchase and redeem shares of the HIMCO VIT American Funds at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

Although it would not normally do so, each HIMCO VIT American Fund has the right to pay the redemption price of shares of the HIMCO VIT American Fund in whole or in part in portfolio securities constituting the contract owner’s proportionate share of the current assets of that HIMCO VIT American Fund. When portfolio securities received in this fashion are sold, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each HIMCO VIT American Fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the HIMCO VIT American Fund during any 90 day period for any one account.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the HIMCO VIT American Funds. To the extent that such classes of investors are invested in a HIMCO VIT American Fund when a conflict of interest arises that might involve that HIMCO VIT American Fund, one or more of such classes of investors could be disadvantaged. The Trust currently does not foresee any such conflict or disadvantage to owners of variable contracts. Nonetheless, the Board of Trustees will monitor each HIMCO VIT American Fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the applicable HIMCO VIT American Fund or substitute shares of another HVIT Fund for that HIMCO VIT American Fund. This, in turn, could cause the HIMCO VIT American Fund to sell portfolio securities at a disadvantageous price.

Additional Compensation to Servicing Institutions, Insurance Companies and Other Persons (“Servicing Intermediaries”)

This section includes additional information about different types of compensation paid to other entities with respect to the HVIT Funds and funds that are series of the Company.

Compensation to Servicing Intermediaries.  Hartford Investment Management and/or its affiliates may pay Servicing Intermediaries and/or their affiliates compensation for sub-accounting, administration and/or shareholder processing services (“Servicing Payments”).  These Servicing Payments may cause a Servicing Intermediary to choose to provide services to the HVIT Funds rather than to other investment products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

The amount of the Servicing Payments is generally based on the average net assets of the HVIT Funds and funds that are series of the Company that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.20% of the average net assets of the HVIT Funds and funds that are series of the Company that are attributed to that Servicing Intermediary. For the year ended December 31, 2013, Hartford Investment Management and its affiliates incurred approximately $20.2 million in total Servicing Payments and these Servicing Payments did not exceed $8.6 million for any one Servicing Intermediary.

As of January 1, 2014, Hartford Investment Management or its affiliates have entered into arrangements to pay Servicing Compensation to the following entities: ADP Broker-Dealer, Inc.; Charles Schwab & Co.; Fidelity Brokerage Services LLC and National Financial Services LLC; Forethought Financial; GWFS Equities, Inc.; Hewitt Associates, LLC; ING Institutional Plan Services, LLC and ING Life Insurance and Annuity Company; J.P. Morgan Retirement Plan Services LLC; Lincoln Retirement Services Company, LLC; MassMutual Financial Group; Mercer HR Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; The Northern Trust Company;  Nationwide Retirement Solutions, Inc.;  Ohio Public Employees Deferred Compensation Board; Principal Services Trust Company; Prudential; State of Connecticut; State of New York; T. Rowe Price Retirement Plan Services, Inc.; TD Ameritrade Trust Company; Teachers Insurance and Annuity Association of America; The Vanguard Group, Inc.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. Hartford Investment Management and/or its affiliates may in the future enter into similar arrangements with other Servicing Intermediaries.

Class IB Shares Distribution Plan

The Trust has adopted a distribution plan (the “Distribution Plan”) for Class IB shares of each HVIT Fund pursuant to approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority concerning asset-based sales charges. Pursuant to the Distribution Plan, each HVIT Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. A portion of the amounts received by the Distributor may be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of HVIT Fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that each HVIT Fund may pay annually up to 0.25% of the average daily net assets of the HVIT Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, each HVIT Fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of Hartford Investment Management, providing distribution and shareholder servicing with respect to the Class IB shares for such entities’ fees or expenses incurred or paid in that regard. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

The Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the HVIT Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) compensation to and expenses, including overhead and telephone expenses, of employees of the Distributor engaged in the distribution of the Class IB shares of an HVIT Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of variable contracts investing indirectly in Class IB shares of an HVIT Fund; (d) expenses relating to the development, preparation, printing, and mailing of HVIT Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of an HVIT Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of an HVIT Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding HVIT Fund investment objectives and policies and other information about an HVIT Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of an HVIT Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts to the Class IB shares of an HVIT Fund; (i) expenses of personal services and/or maintenance of variable contract accounts with respect to Class IB shares of an HVIT Fund attributable to such accounts; and (j) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

The Distribution Plan was adopted by a majority vote of the Board of Trustees, including at least a majority of trustees who are not interested persons of the Trust as defined in the 1940 Act. The Distribution Plan may be terminated at any time by vote of the majority of the trustees who are not interested persons of each HVIT Fund. The Distribution Plan will automatically terminate in the event of its assignment.

The Distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the HVIT Funds’ shares and/or for the servicing of those shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the HVIT Funds. Because the fees paid by the HVIT Funds under the Distribution Plan are paid out of each HVIT Fund’s assets on an on-going basis, over time these fees will increase the cost of a variable contract owner’s or plan participant’s investment and may cost more than alternative types of charges for the same distribution and investor services.

Distribution Plans of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the HIMCO VIT American Funds invest.

Frequent Purchases and Redemptions of Fund Shares

HVIT Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of HVIT Fund shares by an HVIT Fund’s shareholders can disrupt the management of the HVIT Fund, negatively affect the HVIT Fund’s performance, and increase expenses for all of the HVIT Fund’s shareholders. In particular, frequent trading (i) can force the HVIT Fund’s portfolio manager to hold larger cash positions than desired instead of fully investing all of the HVIT Fund’s assets, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; and (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the HVIT Fund. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the HVIT Fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States.  Frequent traders, and in particular those using arbitrage strategies, can dilute the HVIT Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market-timing investment strategies, you should not invest in the HVIT Funds.

The HVIT Funds are sold directly to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates and one or more unaffiliated insurance companies (each, an “Insurance Company” and collectively, the “Insurance Companies”) and to IRS-qualified investment plans (“Plans”), such as employer-sponsored employee benefit plans. While some individual investors participate through Plans, many investors invest through variable contract separate accounts maintained by Hartford Life, which in turn invest in the HVIT Funds. Other investors participate in the HVIT Funds through variable contract separate accounts maintained by the Insurance Companies. The separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed. In most cases, exchange activity among the HVIT Funds occurs on an omnibus basis, which can limit the ability of the HVIT Funds, themselves, to monitor or restrict the trading practices of individual investors.

In addition to these limitations on the ability of the HVIT Funds themselves to monitor and restrict individual trading practices, the varied mechanisms for participation in the HVIT Funds challenge the HVIT Funds from establishing policies for excessive trading that are enforceable on the same terms with respect to all direct and indirect investors in the HVIT Funds. Older versions of individual variable annuity contracts and certain group annuity contracts issued by Hartford Life, for example, do not include terms that would expressly permit Hartford Life to impose strict numeric limitations on the number of exchanges that a contract holder can make during a specified time period or redemption fees on short-term trading activity. These contracts have not recently been sold by Hartford Life, but holders of these contracts remain invested in Hartford Life’s separate accounts, which in turn invest in the HVIT Funds. As a result, certain accounts may be more susceptible to frequent trading abuses by shareholders while other accounts may be less susceptible.

The Board of Trustees of the HVIT Funds has adopted policies and procedures with respect to frequent purchases and redemptions of HVIT Fund shares by HVIT Fund shareholders. It is the HVIT Funds’ policy to discourage investors from trading in an HVIT Fund’s shares in an excessive manner that would be harmful to long-term investors. In addition, it is the HVIT Funds’ policy to require those entities providing day-to-day portfolio management to establish internal procedures pursuant to which portfolio managers are required to report to Hartford Investment Management any cash flow activities in the HVIT Funds that, in the reasonable judgment of the portfolio manager, are reasonably likely to affect adversely the management or performance of an HVIT Fund. The HVIT Fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The HVIT Fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making such determinations, the HVIT Fund may consider an investor’s trading history in any of the HVIT Funds, including the person’s trading history in any accounts under a person’s common ownership or control. No system for prevention and detection of market timing and other abusive trading activities can be expected to eliminate all such activities.

In addition to the procedure described above, Hartford Life has developed procedures with respect to restrictions on trading that vary by the mechanism for participation in the HVIT Funds. Such procedures generally restrict the number of transfers permitted during each valuation day and/or the number of transfers permitted during a year until transfers must be requested by U.S. mail or overnight delivery service. Similarly, the Insurance Companies may also monitor transaction activities in their separate accounts pursuant to their own policies designed to restrict excessive trading.

Because the number of transfers or type of restrictions or procedures may vary, individual contract/policy holders and plan participants may be subject to different procedures and any individual should not expect that other individuals are subject to the same procedures or restrictions. For a description of Hartford Life’s or the Insurance Companies’ procedures applicable to you, please review the prospectus or disclosure document and other documentation associated with your product, policy or plan.

Certain qualified plans participate directly in the HVIT Funds through omnibus accounts (“Qualified Plan Omnibus Accounts”) and, as described above, separate accounts maintained by the Insurance Companies often establish omnibus accounts in the HVIT Funds for their contract or policy holders through which transactions are placed (“Insurance Company Omnibus Accounts” and, together with Qualified Plan Omnibus Accounts, “Omnibus Accounts”). The Board of Trustees of the HVIT Funds has adopted policies and procedures relating to excessive trading in shares of the HVIT Funds through Omnibus Accounts (the “Policy”). With respect to investors investing through Omnibus Accounts, it is the Policy of the HVIT Funds to permit only two “substantive round trips” by an investor within any single HVIT Fund within a 90-day period. A substantive round trip is a purchase of or an exchange into an HVIT Fund and a redemption of or an exchange out of the same HVIT Fund in a dollar amount set by the HVIT Funds’ transfer agent, in the reasonable exercise of its discretion. When an additional purchase or exchange order request for the HVIT Fund is received within the 90-day period, the requested transaction shall be rejected (unless such transaction was a transaction in an Omnibus Account that was identified, in accordance with the procedures described below, after it had already occurred). In addition, the person requesting such transaction shall be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such HVIT Fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader shall be suspended indefinitely.

The frequent trading limitations do not apply to the following: (1) any transaction not initiated by a shareholder or their registered representative; (2) transactions that are part of a systematic program; and (3) transactions of $1,000 or less.

In the case of actual or suspected excessive trading through Omnibus Accounts maintained by financial intermediaries, the HVIT Funds’ transfer agent shall attempt to obtain the cooperation of the intermediaries to identify excessive traders and to prevent or limit, to the fullest extent practicable, such excessive trading activity. Accordingly, the HVIT Funds’ procedures with respect to Omnibus Accounts are as follows: (1) Where the transfer agent is provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the daily trade activity of individual shareholders and apply the policy. (2) Where the transfer agent is not provided individual shareholder level transaction detail on a daily basis, the transfer agent shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the policy may be occurring. In such cases, the transfer agent shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the policy. The HVIT Funds’ ability to identify and deter frequent purchases and redemptions of an HVIT Fund’s shares through Omnibus Accounts is limited, and the HVIT Funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of HVIT Fund shares in this context depends significantly upon the cooperation of the financial intermediaries. In addition to the foregoing, the transfer agent also employs a process for reviewing certain large transactions in the HVIT Funds and may restrict trading as a result of its review.

The use of fair value pricing can serve both to make the HVIT Funds less attractive to market timers and to reduce the potential adverse consequences to other investors of market timing or abusive trading. Certain market timers may seek to take advantage of pricing anomalies that can occur in HVIT Fund shares resulting from the manner in which the NAV of the HVIT Funds’ shares is determined each day. Frequent trading in HVIT Fund shares can dilute the value of long-term shareholders’ interests in an

HVIT Fund if the HVIT Fund calculates its NAV using closing prices that are no longer accurate. HVIT Funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities are more susceptible to this activity. The HVIT Funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in HVIT Fund shares. For additional information concerning the HVIT Funds’ fair-value procedures, please refer to “Determination of Net Asset Value”.

Frequent Purchase and Redemption of Master Fund Shares

A HIMCO VIT American Fund also may be affected if there is frequent trading of Master Fund shares by other shareholders of the Master Fund.  The Master Funds and American Funds Distributors, Inc. (“AFD”), the Master Funds’ distributor, reserve the right to reject any purchase order with respect to any Master Fund for any reason.  The Master Funds are not designed to serve as a vehicle for frequent trading.  Frequent trading of the Master Funds’ shares may lead to increased costs to the Master Funds and less efficient management of the Master Funds’ portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders, such as the HIMCO VIT American Funds. Accordingly, purchases, including those that are part of exchange activity, that a Master Fund or AFD has determined could involve actual or potential harm to that Master Fund may be rejected.

Determination of Net Asset Value

The net asset value per share (“NAV”) is determined for each HIMCO VIT American Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, a HIMCO VIT American Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the HIMCO VIT American Fund’s NAV in accordance with applicable law.  The NAV for shares is determined by dividing the value of a HIMCO VIT American Fund’s net assets by the number of shares outstanding.  Information that becomes known to a HIMCO VIT American Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

The NAV of each of the HIMCO VIT American Funds is determined based upon the NAV of the corresponding Master Fund.  For more information regarding the determination of NAV of the Master Funds, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds’ prospectus and statement of additional information, which are available upon request.

Variable Contract Owner Voting Rights

With regard to HVIT Fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. Votes are counted on an aggregate basis for the Trust, except as to matters where the interests of the separate series differ (such as approval of an investment management agreement or a change in an HVIT Fund’s fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of an HVIT Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class of the HVIT Fund. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received. As a result of proportional voting, the vote of a small number of shareholders may determine the outcome of a proposal subject to shareholder vote.

Performance Related Information

The HVIT Funds may advertise performance related information. Performance information about an HVIT Fund is based on the HVIT Fund’s past performance only and is no indication of future performance.

Each HVIT Fund may include its total return in advertisements or other sales material. When an HVIT Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the HVIT Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the HVIT Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The HVIT Funds are offered exclusively through variable insurance products and to certain qualified employee benefit plans. Performance information presented for the HVIT Funds should not be compared directly with performance information of other insurance products or plans without taking into account charges and expenses payable with respect to these insurance products or plans. Such charges and expenses are not reflected in the HVIT Funds’ performance information and will reduce an investor’s return under the insurance products or plans.

Master Fund Expenses

The “Other expenses” line item in each Annual Fund Operating Expenses table in this Proxy Statement/Prospectus is based in part on expenses of each Master Fund as of its most recently completed fiscal year.  These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee, payable to the Master Funds’ investment adviser, for administrative services provided by the Master Funds’ investment adviser and its affiliates.

TAXES

Federal Income Taxes

For federal income tax purposes, each HIMCO VIT American Fund is treated as a separate taxpayer. Each HIMCO VIT American Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended. By so qualifying, each HIMCO VIT American Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts.  Further, each HIMCO VIT American Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, owners of variable contracts that have invested in an HIMCO VIT American Fund are not subject to federal income tax on that HIMCO VIT American Fund’s earnings and distributions or on gains realized upon the sale or redemption of that HIMCO VIT American Fund’s shares until such amounts are withdrawn from the contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the HIMCO VIT American Funds, please see the “Taxes” section in the Combined Statement of Additional Information relating to this Proxy Statement/Prospectus, which is available upon request.

INFORMATION CONCERNING THE SPECIAL MEETING

Proxy Solicitation

The principal solicitation of proxies will be by the mailing of this Proxy Statement/Prospectus beginning on or about [July 31], 2014.  If we have not received your vote as the date of the Special Meeting (the “Meeting”) of the Company, on behalf of the American Funds HLS Funds, approaches, you may receive a call from a representative of The Hartford to ask for your vote.  Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

In all cases where a telephonic proxy is solicited, a representative is required to obtain information from the shareholder to verify the shareholder’s identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

Broadridge Financial Solutions, Inc. will be retained by The Hartford to assist in tabulation of votes.

The cost of the Meeting, including the preparation and mailing of the notice, Proxy Statement/Prospectus and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Hartford Funds Management Company, LLC or its affiliates.

Vote Required

With respect to each American Funds HLS Fund, approval of the Reorganization Plan requires the affirmative vote of a “majority of the outstanding voting securities” of that American Funds HLS Fund, which means the lesser of (a) the vote of 67% or more of the shares that are present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) the vote of more than 50% of that American Fund HLS Fund’s outstanding shares.

The Meeting and Voting Mechanics

The American Funds HLS Funds, like the HIMCO VIT American Funds, issue and sell their shares to variable annuity and variable life insurance separate accounts of Hartford Life and its affiliates and the Insurance Companies (the Accounts).  The Accounts hold shares of the American Funds HLS Funds, and although Hartford Life, its affiliates and the Insurance Companies are the owners of the assets held in the Accounts, the underlying owners of the variable contracts (“Contract Owners”) may be indirect participants in the American Funds HLS Funds.  Shares held by the Accounts are generally voted in accordance with instructions received from those Contract Owners (or annuitants or beneficiaries thereunder) having a voting interest in that Account.

Unless revoked, properly executed voting instruction cards or proxy cards that have been returned by Contract Owners or shareholders without instructions will be voted “FOR” the relevant proposal(s) to approve the Reorganization Plan providing for the acquisition of all of the assets and liabilities of each American Funds HLS Fund by the corresponding HIMCO VIT American Fund solely in exchange for shares of that HIMCO VIT American Fund, followed by the complete liquidation of the American Funds HLS Funds.  In instances where choices are specified by the Contract Owners or shareholders in the voting instruction cards or proxy cards, those Contract Owners’ or shareholders’ votes will be voted or the votes will be withheld in accordance with the Contract Owners’ or shareholders’ choices.  Votes of Contract Owners for which no voting instructions are received will be voted by an insurance company in the same proportion as the votes of Contract Owners for which voting instructions are received by such insurance company.  Votes can be cast to approve or disapprove the Reorganization.  Abstentions and broker non-votes will be counted as present for purposes of determining whether a quorum of shares is present at the Meeting, and will have the same effect as a vote “AGAINST” the Reorganization.

Contract Owners and shareholders may vote by completing and returning the enclosed voting instruction card or proxy card.  Contract Owners and shareholders may also vote by touchtone telephone or by internet, by following the instructions on the proxy card.  To vote by internet or by telephone, a Contract Owner or shareholder will need the “control number” that appears on the proxy card.  After inputting this number, the Contract Owner or shareholder will be prompted to provide their voting instructions on the Proposal.  Contract Owners and shareholders will have an opportunity to review the voting instructions and make any necessary changes before submitting the voting instructions and terminating the telephone call or internet link.

Although a Contract Owner’s or shareholder’s vote may be solicited and taken by telephone, each Contract Owner or shareholder will also receive a copy of this Proxy Statement/Prospectus and may vote by mail using the enclosed proxy card or voting instruction card, or by touchtone telephone or the internet as set forth on the voting instruction and proxy cards.  The last proxy vote received in time to be voted, whether by voting instruction card or proxy card, touchtone telephone or internet, will be the vote that is counted and will revoke all previous votes by the Contract Owner or shareholder

Each full share outstanding is entitled to one vote, and each fractional share outstanding is entitled to a proportionate share of one vote. As a shareholder, you will not have appraisal rights in connection with the Proposal applicable to you described in this Proxy Statement/Prospectus.

The presence, either in person or by proxy, of shareholders representing one-third of all votes entitled to be cast at the Meeting with respect to an American Funds HLS Fund shall constitute a quorum with respect to the American Funds HLS Fund.  Because Hartford Life and its affiliates are the majority shareholders of each American Funds HLS Fund, their presence at the Meeting in person or proxy will meet the quorum requirement for each American Funds HLS Fund.  Furthermore, because Hartford Life and its affiliates will vote their shares of the American Funds HLS Funds in the same proportion as votes submitted by Contract Owners, it is possible that a small number of Contract Owners can determine the outcome of a matter submitted to shareholders.  If no quorum is present, the chairman of the Meeting may adjourn the Meeting to a date not more than 120 days after the original record date without notice other than announcement at the Meeting.  If a quorum is present but the chairman nonetheless wishes to adjourn the Meeting for any reason (e.g., if sufficient votes to approve any proposal have not been received, and further solicitation of votes is necessary), then subject to any Meeting rules that the chairman has established, the chairman may adjourn the Meeting to a later date and time and at a place announced at the Meeting.  A shareholder vote may be taken for the Reorganization in this Proxy Statement/Prospectus prior to any adjournment provided that there is a quorum.  If the proposal for the Reorganization receives a sufficient number of votes for approval prior to any adjournment, the proposal shall be deemed adopted and shall not require any further shareholder approval at any adjournment or otherwise.

Revoking Proxies

Contract Owners may revoke their voting instructions at any time until the voting results are announced at the Meeting by either submitting another voting instruction card or submitting prior written notice of their revocation to their respective Insurance Company.  Shareholders may revoke authority to vote their shares by submitting another proxy or submitting written notice of revocation to the Secretary of the Company.

Outstanding Shares

Only shareholders of record of the American Funds HLS Funds on June 24, 2014 are entitled to notice of and to vote at the Meeting. As of the record date, the following number of shares were outstanding for each American Funds HLS Fund:

Fund	Shares Outstanding
Asset Allocation HVIT Fund	[ ]
Blue Chip HVIT Fund	[ ]
Bond HVIT Fund	[ ]
Global Bond HVIT Fund	[ ]
Global Growth HVIT Fund	[ ]
Global Growth and Income HVIT Fund	[ ]
Global Small Capitalization HVIT Fund	[ ]
Growth HVIT Fund	[ ]
Growth-Income HVIT Fund	[ ]
International HVIT Fund	[ ]
New World HVIT Fund	[ ]

Appendix B to this Proxy Statement/Prospectus sets forth the persons who owned beneficially more than 5% of each of the American Funds HLS Funds as of the record date. [In addition, as of the record date, all directors and officers as a group owned less than 1% of the outstanding shares of each class of each of the American Funds HLS Funds.] Each of the HIMCO VIT American Funds is a newly formed series of the Trust that will commence operations upon consummation of the Reorganization. Therefore, none of the HIMCO VIT American Funds has any shares outstanding as of the date of this Proxy Statement/Prospectus.

Shareholder Proposals

As a general matter, the Company does not hold annual meetings of shareholders.  Shareholders wishing to submit a proposal for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposal to the Secretary of the Company at the address noted above.

Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for the meeting.  Timely submission of a proposal does not, however, necessarily mean that the proposal will be included.  Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

FINANCIAL HIGHLIGHTS FOR HIMCO VIT AMERICAN FUNDS

The financial highlights tables for the HIMCO VIT American Funds are intended to help you understand the HIMCO VIT American Funds’ financial performance for the past five years. Certain information reflects financial results for a single share. The financial information presented for each applicable period is that of the corresponding American Funds HLS Fund.  Upon completion of the Reorganization, each HIMCO VIT American Fund will be the accounting successor to the investment performance of the corresponding American Funds HLS Fund. At that time, each HIMCO VIT American Fund will adopt the Financial Statements of the corresponding American Funds HLS Fund.  The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the relevant American Funds HLS Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended December 31, 2009 through December 31, 2013 has been derived from the financial statements audited by Ernst & Young LLP, the American Funds HLS Funds’ independent registered public accounting firm, whose report, along with the American Funds HLS Funds’ financial statements and financial highlights, is included in the American Funds HLS Funds’ annual report, which is available upon request. These figures do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. If additional charges or other fees applied at the variable product level, if any, were included, returns would be lower.

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

American Funds Asset Allocation HLS Fund
For the Year Ended December 31, 2013
IB	$11.04	$0.12	$2.39	$2.51	$(0.17)	$(0.75)	$(0.92)	$12.63	23.40%	$62,961	0.95%	0.55%	0.97%

For the Year Ended December 31, 2012(D)
IB	9.70	0.19	1.34	1.53	(0.17)	(0.02)	(0.19)	11.04	15.80	64,616	0.95	0.55	1.56

For the Year Ended December 31, 2011(D)
IB	9.74	0.14	(0.05)	0.09	(0.13)	—	(0.13)	9.70	1.02	64,356	0.95	0.55	1.61

For the Year Ended December 31, 2010(D)
IB	8.85	0.14	0.91	1.05	(0.16)	—	(0.16)	9.74	12.13	58,326	0.95	0.55	1.73

For the Year Ended December 31, 2009
IB	7.31	0.18	1.53	1.71	(0.14)	(0.03)	(0.17)	8.85	23.59	48,568	0.95	0.55	2.33

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Blue Chip HLS Fund
For the Year Ended December 31, 2013
IB	$10.11	$0.17	$3.02	$3.19	$(0.18)	$(0.81)	$(0.99)	$12.31	32.55%	$43,502	1.07%	0.57%	1.51%

For the Year Ended December 31, 2012(D)
IB	9.07	0.15	1.07	1.22	(0.12)	(0.06)	(0.18)	10.11	13.53	39,920	1.07	0.57	1.67

For the Year Ended December 31, 2011(D)
IB	9.18	0.13	(0.24)	(0.11)	—	—	—	9.07	(1.19)	32,425	1.07	0.57	1.44

For the Year Ended December 31, 2010(D)
IB	8.44	0.12	0.86	0.98	(0.24)	—	(0.24)	9.18	11.98	34,030	1.07	0.57	1.48

For the Year Ended December 31, 2009
IB	6.74	0.15	1.68	1.83	(0.09)	(0.04)	(0.13)	8.44	27.46	29,030	1.07	0.57	2.06

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Bond HLS Fund
For the Year Ended December 31, 2013
IB	$10.52	$0.17	$(0.42)	$(0.25)	$(0.22)	$(0.30)	$(0.52)	$9.75	(2.37)%	$236,846	0.79%	0.54%	1.67%

For the Year Ended December 31, 2012(D)
IB	10.52	0.23	0.29	0.52	(0.29)	(0.23)	(0.52)	10.52	5.01	199,008	0.79	0.54	2.13

For the Year Ended December 31, 2011(D)
IB	10.21	0.29	0.30	0.59	(0.28)	—	(0.28)	10.52	5.84	198,203	0.79	0.54	2.57

For the Year Ended December 31, 2010(D)
IB	9.84	0.26	0.35	0.61	(0.24)	—	(0.24)	10.21	6.15	206,360	0.80	0.55	2.75

For the Year Ended December 31, 2009
IB	8.98	0.35	0.74	1.09	(0.23)	—	(0.23)	9.84	12.23	181,550	0.78	0.53	3.75

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Global Bond HLS Fund
For the Year Ended December 31, 2013
IB	$11.10	$(0.06)	$(0.29)	$(0.35)	$(0.37)	$(0.72)	$(1.09)	$9.66	(3.03)%	$17,007	1.09%	0.59%	(0.59)%

For the Year Ended December 31, 2012(D)
IB	11.02	0.24	0.38	0.62	(0.31)	(0.23)	(0.54)	11.10	5.83	38,193	1.07	0.57	1.69

For the Year Ended December 31, 2011(D)
IB	10.86	0.23	0.24	0.47	(0.23)	(0.08)	(0.31)	11.02	4.28	44,352	1.06	0.56	2.56

For the Year Ended December 31, 2010(D)
IB	10.47	0.27	0.24	0.51	(0.11)	(0.01)	(0.12)	10.86	4.85	38,654	1.07	0.57	2.49

For the Year Ended December 31, 2009
IB	9.85	0.13	0.79	0.92	(0.30)	—	(0.30)	10.47	9.43	38,533	1.06	0.56	1.29

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Global Growth HLS Fund
For the Year Ended December 31, 2013
IB	$10.45	$0.08	$2.83	$2.91	$(0.06)	$(0.74)	$(0.80)	$12.56	28.77%	$24,509	1.34%	0.59%	0.71%

For the Year Ended December 31, 2012(D)
IB	8.74	0.06	1.86	1.92	(0.10)	(0.11)	(0.21)	10.45	22.19	29,055	1.33	0.58	0.48

For the Year Ended December 31, 2011(D)
IB	9.74	0.10	(0.99)	(0.89)	(0.11)	—	(0.11)	8.74	(9.18)	29,319	1.32	0.57	0.95

For the Year Ended December 31, 2010(D)
IB	8.83	0.10	0.89	0.99	(0.08)	—	(0.08)	9.74	11.41	34,245	1.32	0.57	1.17

For the Year Ended December 31, 2009
IB	6.40	0.09	2.57	2.66	(0.12)	(0.11)	(0.23)	8.83	41.78	30,457	1.32	0.57	1.24

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Global Growth and Income HLS Fund
For the Year Ended December 31, 2013
IB	$9.58	$0.24	$1.84	$2.08	$(0.26)	$(0.16)	$(0.42)	$11.24	22.16%	$52,712	1.11%	0.56%	2.28%

For the Year Ended December 31, 2012(D)
IB	8.38	0.23	1.20	1.43	(0.23)	—	(0.23)	9.58	17.30	74,927	1.10	0.55	2.05

For the Year Ended December 31, 2011(D)
IB	9.06	0.22	(0.70)	(0.48)	(0.20)	—	(0.20)	8.38	(5.19)	78,639	1.09	0.54	2.30

For the Year Ended December 31, 2010(D)
IB	8.30	0.20	0.72	0.92	(0.16)	—	(0.16)	9.06	11.41	91,254	1.10	0.55	2.25

For the Year Ended December 31, 2009
IB	6.06	0.16	2.21	2.37	(0.13)	—	(0.13)	8.30	39.37	88,762	1.09	0.54	2.39

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Global Small Capitalization HLS Fund
For the Year Ended December 31, 2013
IB	$8.29	$0.03	$2.18	$2.21	$(0.09)	$(0.94)	$(1.03)	$9.47	27.89%	$61,224	1.13%	0.58%	0.30%

For the Year Ended December 31, 2012(D)
IB	7.83	0.10	1.23	1.33	(0.10)	(0.77)	(0.87)	8.29	17.85	53,881	1.11	0.56	0.99

For the Year Ended December 31, 2011(D)
IB	9.92	0.10	(2.01)	(1.91)	(0.13)	(0.05)	(0.18)	7.83	(19.40)	55,658	1.11	0.56	0.98

For the Year Ended December 31, 2010(D)
IB	8.13	0.11	1.68	1.79	—	—	—	9.92	22.06	74,999	1.12	0.57	1.35

For the Year Ended December 31, 2009
IB	5.10	—	3.08	3.08	—	(0.05)	(0.05)	8.13	60.77	61,519	1.10	0.55	0.02

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Growth HLS Fund
For the Year Ended December 31, 2013
IB	$10.45	$0.07	$3.00	$3.07	$(0.06)	$(0.37)	$(0.43)	$13.09	29.78%	$351,018	1.04%	0.54%	0.60%

For the Year Ended December 31, 2012(D)
IB	8.95	0.05	1.51	1.56	(0.03)	(0.03)	(0.06)	10.45	17.56	333,889	1.04	0.54	0.50

For the Year Ended December 31, 2011(D)
IB	9.38	0.03	(0.46)	(0.43)	—	—	—	8.95	(4.57)	317,968	1.04	0.54	0.33

For the Year Ended December 31, 2010(D)
IB	7.96	0.04	1.42	1.46	(0.04)	—	(0.04)	9.38	18.36	356,162	1.05	0.55	0.43

For the Year Ended December 31, 2009
IB	5.81	0.03	2.22	2.25	(0.03)	(0.07)	(0.10)	7.96	39.02	296,659	1.03	0.53	0.47

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

Growth-Income HLS Fund
For the Year Ended December 31, 2013
IB	$10.20	$0.11	$3.23	$3.34	$(0.14)	$(0.14)	$(0.28)	$13.26	33.14%	$197,689	0.99%	0.54%	0.97%

For the Year Ended December 31, 2012(D)
IB	8.81	0.13	1.38	1.51	(0.12)	—	(0.12)	10.20	17.16	183,220	0.99	0.54	1.29

For the Year Ended December 31, 2011(D)
IB	9.00	0.12	(0.31)	(0.19)	—	—	—	8.81	(2.12)	170,059	0.98	0.53	1.26

For the Year Ended December 31, 2010(D)
IB	8.20	0.10	0.81	0.91	(0.11)	—	(0.11)	9.00	11.11	185,836	0.99	0.54	1.19

For the Year Ended December 31, 2009
IB	6.39	0.11	1.86	1.97	(0.11)	(0.05)	(0.16)	8.20	30.85	168,690	0.98	0.53	1.56

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

International HLS Fund
For the Year Ended December 31, 2013
IB	$8.73	$0.09	$1.74	$1.83	$(0.11)	$(0.18)	$(0.29)	$10.27	21.23%	$226,400	1.15%	0.55%	0.99%

For the Year Ended December 31, 2012(D)
IB	7.54	0.10	1.22	1.32	(0.13)	—	(0.13)	8.73	17.58	225,298	1.14	0.54	1.15

For the Year Ended December 31, 2011(D)
IB	8.96	0.13	(1.40)	(1.27)	(0.15)	—	(0.15)	7.54	(14.23)	208,399	1.14	0.54	1.52

For the Year Ended December 31, 2010(D)
IB	8.50	0.13	0.44	0.57	(0.08)	(0.03)	(0.11)	8.96	6.92	235,702	1.16	0.56	1.78

For the Year Ended December 31, 2009
IB	6.09	0.11	2.48	2.59	(0.11)	(0.07)	(0.18)	8.50	42.75	197,258	1.13	0.53	1.53

	~ Selected Per-Share Data(A) ~									~ Ratios and Supplemental Data ~
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period (000s)	Total Return(B)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Waivers(C)	Ratio of Expenses to Average Net Assets After Waivers(C)	Ratio of Net Investment Income (Loss) to Average Net Assets(C)

New World HLS Fund
For the Year Ended December 31, 2013
IB	$9.46	$0.07	$0.89	$0.96	$(0.08)	$(1.17)	$(1.25)	$9.17	11.06%	$34,304	1.43%	0.58%	0.77%

For the Year Ended December 31, 2012(D)
IB	8.66	0.07	1.38	1.45	(0.15)	(0.50)	(0.65)	9.46	17.47	51,697	1.41	0.56	0.61

For the Year Ended December 31, 2011(D)
IB	10.24	0.15	(1.60)	(1.45)	(0.13)	—	(0.13)	8.66	(14.23)	52,569	1.41	0.56	1.33

For the Year Ended December 31, 2010(D)
IB	8.80	0.11	1.42	1.53	(0.09)	—	(0.09)	10.24	17.54	72,257	1.42	0.57	1.30

For the Year Ended December 31, 2009
IB	6.00	0.10	2.84	2.94	(0.08)	(0.06)	(0.14)	8.80	49.14	58,578	1.40	0.55	1.44

(A)      Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(B)       The figures do not include sales charges or other fees which may be applied at the variable life insurance or variable annuity product level.  Any such additional sales charges or other fees would lower the fund’s performance.

(C)       Ratios do not include expenses of the Master Funds.

(D)      Net investment income (loss) per share amounts have been calculated using the SEC method.

INDEX OF APPENDICES

Appendix A:         Form of Agreement and Plan of Reorganization

Appendix B:         5% Beneficial Owners of Fund Shares as of June 24, 2014

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [    ] day of [        ], 2014, by and between HIMCO Variable Insurance Trust, a Delaware statutory trust (“HIMCO Variable Insurance Trust”), with its principal place of business at One Hartford Plaza, Hartford, Connecticut 06155, on behalf of HIMCO VIT American Funds [              ] Fund (“Acquiring Fund”), a series of HIMCO Variable Insurance Trust, and Hartford Series Fund, Inc., a Maryland corporation (“Hartford Series Fund,” together with HIMCO Variable Insurance Trust, the “Registrants”), with its principal place of business at 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, on behalf of American Funds [              ] HLS Fund (“Acquired Fund”), a series of Hartford Series Fund.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).  The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the class of outstanding shares of common stock of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of Hartford Series Fund and HIMCO Variable Insurance Trust, respectively, each a registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of HIMCO Variable Insurance Trust have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of Hartford Series Fund have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.              TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.                             Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2 herein, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class IB Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of Class IB of the Acquired Fund transferred hereunder, less the value of the liabilities of Class IB transferred hereunder, computed in the manner and as of the time and date set forth in paragraph 2.1 herein; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3 herein.  Such transactions shall take place on the date of the closing provided for in paragraph 3.1 herein (“Closing Date”).

1.2.                             The property and assets of Hartford Series Fund attributable to the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”).  The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3.                             The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date (as defined below).  The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”).  The Liabilities shall include the obligation of the Acquired Fund to indemnify the directors and officers of the Acquired Fund for acts and omissions prior to the Valuation Date (to the same extent that they would have been indemnified by the Acquired Fund had the Reorganization not occurred).

1.4.                             Immediately following the actions contemplated by paragraph 1.1 herein, Hartford Series Fund shall take such actions necessary to complete the liquidation of the Acquired Fund.  To complete the liquidation, Hartford Series Fund, on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund’s shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph 3.1 herein (“Acquired Fund Shareholders”), on a pro rata basis within the class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 herein, and (b) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of Acquired Fund shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of Class IB Acquiring Fund Shares to be so credited to the Class IB Acquired Fund Shareholders, respectively, shall, with respect to the class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date.  All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class IB Acquired Fund Shares will thereafter represent interests in the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3.  The Acquiring Fund shall not issue certificates representing the Class IB Acquiring Fund Shares in connection with the Reorganization.

1.5.                             Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3 herein.

1.6.                             Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.              VALUATION

2.1.                             The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange (“NYSE”) and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund and valuation procedures established by Hartford Series Fund’s Board of Directors.

2.2.                             The net asset value of each Acquiring Fund Share shall be the net asset value per share computed with respect to the corresponding class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information, and valuation procedures established by HIMCO Variable Insurance Trust’s Board of Trustees.

2.3.                             The number of Class IB Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall have a net asset value equal to the value of the net assets of Class IB of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 herein.

2.4.                             All computations of value shall be made by Hartford Funds Management Company, LLC, in its capacity as Fund Accountant for the Acquired Fund, and shall be subject to confirmation by the Treasurers of the Registrants.

3.              CLOSING AND CLOSING DATE

3.1.                             The Closing Date shall be [   ], 2014, or such other date as the parties may agree.  All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of the close of business on the NYSE (ordinarily 4:00 p.m., Eastern Time).  The Closing shall be held at the offices of HIMCO Variable Insurance Trust or at such other time and/or place as the parties may agree.

3.2.                             Hartford Series Fund shall direct J.P. Morgan Chase Bank, N.A., as custodian for the Acquired Fund (“Custodian”), to deliver to the Registrants at the Closing a certificate of an authorized officer of the Custodian stating that the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons who have primary responsibility for the safekeeping of the assets of the Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver to those persons who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and such persons and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”), in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

3.3.                             Hartford Series Fund shall direct Hartford Administrative Services Company, in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Registrants at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Secretary of HIMCO Variable Insurance Trust shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 herein prior to the actions contemplated by paragraph 1.4 herein and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4 herein.  At the Closing the Registrants shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect the Reorganization.

3.4.                             In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of Hartford Series Fund, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the earliest practicable date.

3.5.                             Prior to Closing, HIMCO Variable Insurance Trust shall have authorized the issuance of and shall have issued an Acquiring Fund Share to Hartford Investment Management Company in consideration of the payment of the offering price of such Acquiring Fund Share, as determined by HIMCO Variable Insurance Trust’s Board of Trustees, for the purpose of enabling Hartford Investment Management Company to vote to (a) approve the investment management agreement between HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, and Hartford Investment Management Company; (b) approve any plan adopted by the Acquiring Fund pursuant to Rule 12b-1 under the 1940 Act; and (c) take such other steps related to the inception of operations of such Acquiring Fund as deemed necessary or appropriate by the Trustees of HIMCO Variable Insurance Trust.  At the effective time of Closing, the Acquiring Fund Share issued pursuant to this paragraph 3.5 shall be redeemed by the Acquiring Fund at the offering price of an Acquiring Fund Share.

4.              REPRESENTATIONS AND WARRANTIES

4.1.                             Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of Hartford Series Fund, Hartford Series Fund, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)                                 The Acquired Fund is duly organized as a series of Hartford Series Fund, which is a corporation duly organized, validly existing and in good standing under the laws of the State of

Maryland, with power under Hartford Series Fund’s Articles of Incorporation, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

(b)                                 Hartford Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class IB Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Valuation Date, Hartford Series Fund, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

(f)                                   The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Hartford Series Fund’s Articles of Incorporation, as amended from time to time, or Bylaws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Hartford Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Hartford Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)                                  All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)                                 No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Hartford Series Fund’s knowledge, threatened against Hartford Series Fund, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Hartford Series Fund, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at December 31, 2013 have been audited by Ernst & Young LLP, independent registered public accounting firm, who issued an unqualified opinion thereon;

(j)                                    Since December 31, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund’s investment restrictions.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)                                 On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of Hartford Series Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                                     For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation Section 1.817-5 thereunder;

(m)                             All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Hartford Series Fund and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws.  All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 herein.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

(n)                                 The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Directors of Hartford Series Fund, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of Hartford Series Fund, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                                 The information to be furnished by the Acquired Fund for use in registration statements, proxy statement materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                                 The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment and supplement thereto), insofar as it relates to the Acquired Fund will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2.                             Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of HIMCO Variable Insurance Trust, HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)                                 The Acquiring Fund is duly organized as a series of HIMCO Variable Insurance Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under HIMCO Variable Insurance Trust’s Agreement and Declaration of Trust, as amended from time to time, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 HIMCO Variable Insurance Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class IB Acquiring Fund Shares under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of HIMCO Variable Insurance Trust’s Agreement and Declaration of Trust, as amended from time to time, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)                                   No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against HIMCO Variable Insurance Trust, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(g)                                  The Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company, will be eligible to and will compute its Federal income tax under Section 852 of the Code, and will meet the diversification and other requirements of Section 817(h) of the Code and Treasury Regulation Section 1.817-5 thereunder for the period beginning on the Closing Date;

(h)                                 Prior to the Closing Date, the Acquiring Fund will have carried on no business activity and will have had no assets or liabilities other than the payment received from Hartford Investment Management Company with respect to the initial Acquiring Fund Share issued to Hartford Investment Management Company pursuant to paragraph 3.5 herein;

(i)                                     All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by HIMCO Variable Insurance Trust and will be offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(j)                                    The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Trustees of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)                                 The Class IB Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(l)                                     The information to be furnished by the Acquiring Fund for use in the registration statements, proxy statements and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(m)                             The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.4 herein (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing

Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (m) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.                             The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                             The Acquired Fund covenants that the Class IB Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3.                             Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4.                             Hartford Series Funds, on behalf of the Acquired Fund, will prepare a Proxy Statement (referred to in paragraph 4.1(p) herein) to be included in a Registration Statement on Form N-14 (“Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.5.                             The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6.                             Hartford Series Fund, on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of Hartford Series Fund, on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

5.7.                             The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to commence investment operations after the Closing Date and continue its operations after the Closing Date.

6.              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of Hartford Series Fund, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Hartford Series Fund’s election, to the performance by

HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                             All representations and warranties of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                             HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by HIMCO Variable Insurance Trust’s President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.                             HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.                             The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

7.              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at HIMCO Variable Insurance Trust’s election, to the performance by Hartford Series Fund, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                             All representations and warranties of Hartford Series Fund, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                             Hartford Series Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of Hartford Series Fund;

7.3.                             Hartford Series Fund, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of Hartford Series Fund, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4.                             Hartford Series Fund, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Hartford Series Fund, on behalf of the Acquired Fund, on or before the Closing Date; and

7.5.                             The number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1 herein.

8.              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Hartford Series Fund, on behalf of the Acquired Fund, HIMCO Variable Insurance Trust may, at its option, refuse to consummate the transactions contemplated by this Agreement.  If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund, Hartford Series Fund may, at its option, refuse to consummate the transactions contemplated by this Agreement:

8.1.                             The Agreement and the transactions contemplated herein shall have been approved by the Board of Directors of Hartford Series Fund and the Board of Trustees of HIMCO Variable Insurance Trust, and each party shall have delivered to the other certified copies of the resolutions evidencing such approval;

8.2.                             On the Closing Date no action, suit or other proceeding shall be pending or, to the Registrants’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                             All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Registrants to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4.                             The Registrants shall have received the opinion of counsel to the Registrants addressed to the Registrants substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by counsel to the Registrants of representations it shall request of the Registrants.  Notwithstanding anything herein to the contrary, the Registrants may not consummate such transactions contemplated by the Agreement if this condition is not satisfied;

8.5.                             HIMCO Variable Insurance Trust’s registration statement on Form N-1A relating to shares of the Acquiring Fund shall have become effective and no stop order suspending the effectiveness thereof shall have been issued; and

8.6.                             The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund’s Articles of Incorporation and By-Laws, applicable Maryland law and the 1940 Act. Notwithstanding anything herein to the contrary, the parties may not waive the conditions set forth in this paragraph 8.6.

9.              INDEMNIFICATION

9.1.                             HIMCO Variable Insurance Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

9.2.                             Hartford Series Fund, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10.       BROKERAGE FEES AND EXPENSES

10.1.                      HIMCO Variable Insurance Trust, on behalf of the Acquiring Fund and Hartford Series Fund, on behalf of the Acquired Fund, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.                      The expenses relating to the proposed Reorganization will be borne solely by Hartford Investment Management Company, Hartford Funds Management Company, LLC, or their affiliates.  No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and brokerage-related expenses incurred in connection with the Reorganization.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of any registration statement or document filed or to be filed, legal fees, accounting fees and securities registration fees.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.                      The Registrants have not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, as applicable, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to the Reorganization.

11.2.                      The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in paragraphs 9.1 and 9.2 shall survive the Closing.

12.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of Hartford Series Fund’s Board of Directors or HIMCO Variable Insurance Trust’s Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13.       AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Registrants.

14.       HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY; COUNTERPARTS

14.1.                      The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                      This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.3.                      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.                      It is expressly agreed that no shareholder, nominee, director, trustee, officer, agent, or employee of either the Acquiring Fund or the Acquired Fund shall be personally liable hereunder.  The execution and delivery of this Agreement have been authorized by the Directors or Trustees of the Acquired Fund and Acquiring Fund, respectively, and signed by authorized officers, and neither such authorization by the Directors or Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

14.5.                      This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

[Remainder of Page Intentionally Left Blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

HIMCO VARIABLE INSURANCE TRUST,
on behalf of its series,
HIMCO VIT AMERICAN FUNDS [ ] FUND

By:

Name:

Title:

HARTFORD SERIES FUND, INC.,
on behalf of its series,
AMERICAN FUNDS [ ] HLS FUND

By:

Name:

Title:

With respect to Paragraph 10.2 of this Agreement,
Accepted and Acknowledged by:
HARTFORD INVESTMENT MANAGEMENT COMPANY

By:

Name:

Title:

With respect to Paragraph 10.2 of this Agreement,
Accepted and Acknowledged by:
HARTFORD FUNDS MANAGEMENT COMPANY, LLC

By:

Name:

Title:

APPENDIX B: 5% BENEFICIAL OWNERS OF FUND SHARES AS OF JUNE 24, 2014

B-1

Combined Statement of Additional Information

[          ], 2014

Class IB
HIMCO VIT American Funds Asset Allocation Fund	[ ]
HIMCO VIT American Funds Blue Chip Income and Growth Fund	[ ]
HIMCO VIT American Funds Bond Fund	[ ]
HIMCO VIT American Funds Global Bond Fund	[ ]
HIMCO VIT American Funds Global Growth Fund	[ ]
HIMCO VIT American Funds Global Growth and Income Fund	[ ]
HIMCO VIT American Funds Global Small Capitalization Fund	[ ]
HIMCO VIT American Funds Growth Fund	[ ]
HIMCO VIT American Funds Growth-Income Fund	[ ]
HIMCO VIT American Funds International Fund	[ ]
HIMCO VIT American Funds New World Fund	[ ]

series of

HIMCO VARIABLE INSURANCE TRUST

This Combined Statement of Additional Information (the “SAI”) is not a prospectus.  A Proxy Statement/Prospectus dated [          ], 2014 relating to the transaction may be obtained, without charge, by writing to Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, P.O. Box 14293, Lexington, KY 40512-4293 or calling 1-800-862-6668.  This Combined Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Each of the above listed funds is an investment portfolio (series) of HIMCO Variable Insurance Trust (the “Trust”), an open-end management investment company.

The following documents, each of which was filed electronically with the Securities and Exchange Commission, is incorporated by reference herein:

1.                                      The Statement of Additional Information for Hartford Series Fund, Inc. dated May 1, 2014 (File No. 333-45431/811-08629 and Accession No. 0001104659-14-031361); and

2.                                      The Financial Statements of Hartford Series Fund, Inc. as included in its Annual Report filed for the year ended December 31, 2013 (File Nos. 333-45431/811-08629 and Accession No. 0001144204-14-013170).

INTRODUCTION

This Combined Statement of Additional Information ( “SAI”) is intended to supplement the information provided in a Proxy Statement/Prospectus dated [        ], 2014 (the “Proxy Statement/Prospectus”) relating to the proposed Agreement and Plan of Reorganization between Hartford Series Fund, Inc. (the “Company”) and HIMCO Variable Insurance Trust (the “Trust”).  If the Reorganization is approved, each of the eleven separate series of the Company that invests in a separate series of American Funds Insurance Series® (the “American Funds HLS Funds”) will be reorganized into corresponding series of the Trust, which will commence operations upon consummation of the Reorganization.  Each corresponding series of the Trust (each a “HIMCO VIT American Funds”) would continue to invest all of its assets in Class 1 shares of the same series of American Funds Insurance Series® (each such series, a “Master Fund,” and collectively, the “Master Funds”) as part of a master-feeder structure.

The below table summarizes the separate funds involved in the proposed Reorganization, as well as the corresponding Master Fund for each.

Acquired Fund (series of the Company)	Acquiring Fund (series of the Trust)	Applicable Master Fund (series of American Funds Insurance Series®)
American Funds Asset Allocation HLS Fund	HIMCO VIT American Funds Asset Allocation Fund (“Asset Allocation HVIT Fund”)	Asset Allocation FundSM (“Master Asset Allocation Fund”)
American Funds Blue Chip Income and Growth HLS Fund (“Blue Chip HLS Fund”)	HIMCO VIT American Funds Blue Chip Income and Growth Fund (“Blue Chip HVIT Fund”)	Blue Chip Income and Growth FundSM (“Master Blue Chip Fund”)
American Funds Bond HLS Fund (“Bond HLS Fund”)	HIMCO VIT American Funds Bond Fund (“Bond HVIT Fund”)	Bond FundSM (“Master Bond Fund”)
American Funds Global Bond HLS Fund (“Global Bond HLS Fund”)	HIMCO VIT American Funds Global Bond Fund (“Global Bond HVIT Fund”)	Global Bond FundSM (“Master Global Bond Fund”)
American Funds Global Growth HLS Fund (“Global Growth HLS Fund”)	HIMCO VIT American Funds Global Growth Fund (“Global Growth HVIT Fund”)	Global Growth FundSM (“Master Global Growth Fund”)
American Funds Global Growth and Income HLS Fund (“Global Growth and Income HLS Fund”)	HIMCO VIT American Funds Global Growth and Income Fund (“Global Growth and Income HVIT Fund”)	Global Growth and Income FundSM (“Master Global Growth and Income Fund”)
American Funds Global Small Capitalization HLS Fund (“Global Small Capitalization HLS Fund”)	HIMCO VIT American Funds Global Small Capitalization Fund (“Global Small Capitalization HVIT Fund”)	Global Small Capitalization FundSM (“Master Global Small Capitalization Fund”)
American Funds Growth HLS Fund (“Growth HLS Fund”)	HIMCO VIT American Funds Growth Fund (“Growth HVIT Fund”)	Growth FundSM (“Master Growth Fund”)
American Funds Growth-Income HLS Fund (“Growth-Income HLS Fund”)	HIMCO VIT American Funds Growth-Income Fund (“Growth-Income HVIT Fund”)	Growth-Income FundSM (“Master Growth-Income Fund”)

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American Funds International HLS Fund (“International HLS Fund”)	HIMCO VIT American Funds International Fund (“International HVIT Fund”)	International FundSM (“Master International Fund”)
American Funds New World HLS Fund (“New World HLS Fund”)	HIMCO VIT American Funds New World Fund (“New World HVIT Fund”)	New World FundSM (“Master New World Fund”)

Please retain this Combined Statement of Additional Information (“SAI”) for further reference.

PRO FORMA FINANCIAL STATEMENTS

No pro forma financial statements have been prepared and included relating to the Reorganization of the American Funds HLS Funds into the HIMCO VIT American Funds because the HIMCO VIT American Funds are newly-organized funds and do not have any assets or liabilities as of the date hereof.

APPENDIX A: ADDITIONAL INFORMATION

REGARDING THE HIMCO VIT AMERICAN FUNDS

GENERAL INFORMATION

This SAI relates to the HIMCO VIT American Funds (each a “Fund” and together the “Funds”), which may serve as the underlying investment vehicles for variable annuity separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies.  Each Fund has authorized two classes of shares:  Class IA and Class IB.  Class IA shares are not currently offered or available.  Hartford Investment Management Company (“Hartford Investment Management”) is the investment manager and provides administrative services to the Funds.  Hartford Investment Management is a wholly owned subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company.

The Funds are investment portfolios (series) of the Trust registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.

Each Fund (except for HIMCO VIT American Funds Global Bond Fund) is a diversified management investment company.

Each of the Funds in the Trust became effective on [          ], 2014 and, upon completion of the Reorganization, will be the successors in interest to certain funds having the same investment objectives and strategies that are currently included as series of another investment company, the Company.

MASTER/FEEDER STRUCTURE

Each Fund invests all of its assets in its corresponding Master Fund, which has the same investment objective and strategies as the Fund. The Funds do not buy investment securities directly. Instead, each Fund invests in a Master Fund that in turn purchases investment securities.

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The investment adviser for the Master Funds is Capital Research and Management CompanySM (“CRMC”), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling shares to a Fund, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors (“shareholders”). The expenses and, correspondingly, the returns of other shareholders in each Master Fund may differ from those of the corresponding Fund.

The Board of Trustees believes that, as other investors invest their assets in the Funds and shareholders invest their assets in the Master Fund in which a Fund invests, certain economic efficiencies may be realized with respect to the Funds and the Master Funds. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other shareholders in the Master Fund) or the corresponding Fund would be spread across a larger asset base as more shareholders invest in the Master Fund. However, if a shareholder withdraws its investment from a Master Fund or Fund, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board of Trustees believes should be available through investment in a Fund, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur.

Under the master/feeder structure, the Board of Trustees retains the right to withdraw a Fund’s assets from its corresponding Master Fund. The Board of Trustees also reserves the right to suspend or terminate purchases of shares of a Master Fund by a Fund if such action is required by law, or if the Board of Trustees, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Fund and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Board of Trustees were to withdraw a Fund’s assets, the Board would then consider whether to invest the Fund’s assets in another pooled investment entity, have Hartford Investment Management manage the Fund’s assets either directly or with a sub-adviser, or take other appropriate action.

Investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required for any Fund to withdraw its investment from its corresponding Master Fund.

The board of trustees of the Master Funds formulates the general policies of the Master Funds and meets periodically to review each Master Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Master Funds.

INVESTMENT OBJECTIVES AND POLICIES

Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.                                    FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

Each Fund has adopted the following fundamental investment restrictions; however, as long as the Funds remain invested in the Master Funds, the Funds are subject to the Master Funds’ restrictions as well, even

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if the Master Funds’ restrictions are more restrictive.  If one or more Funds withdraws from its corresponding Master Fund and engages Hartford Investment Management or a sub-adviser to provide portfolio management services to the Fund, that Fund would no longer be subject to the Master Funds’ investment restrictions and would be subject solely to the following investment restrictions.  These fundamental restrictions may not be changed without approval of a majority of the applicable Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the 1940 Act and as used in the Proxy Statement/Prospectus and this SAI, a “majority of the outstanding voting securities” means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of a Fund (or a class of the outstanding shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or class).

The investment objectives and principal investment strategies of each Fund are set forth in the Funds’ Proxy Statement/Prospectus.  Set forth below are the fundamental investment restrictions and policies applicable to each Fund followed by certain non-fundamental restrictions and policies applicable to each Fund.

Each Fund:

1.                                      will not borrow money or issue any class of senior securities, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

2.                                      will not purchase the securities or loans of any issuer or borrower (other than securities or loans issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities or loans of companies whose principal business activities are in the same industry;

3.                                      will not make loans, except to the extent consistent with the 1940 Act and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

4.                                      will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

5.                                      will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

6.                                      will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

B.                                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

The investment objective of each Fund is non-fundamental and may be changed without a shareholder vote.  In particular, investment of each Fund’s assets in its corresponding Master Fund is not a fundamental policy of any Fund and a shareholder vote is not required to withdraw a Fund’s entire investment from its corresponding Master Fund.

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The following restrictions are designated as non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

Each Fund may not:

1.                                      Pledge its assets other than to secure permitted borrowings or to secure investments permitted by the Fund’s investment policies as set forth in its prospectus and SAI, as they may be amended from time to time, and applicable law.

2.                                      Purchase securities on margin except to the extent permitted by applicable law.

3.                                      Purchase securities while outstanding borrowings exceed 5% of the Fund’s total assets, except where the borrowing is for temporary or emergency purposes.  Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund’s prospectus and SAI, as they may be amended from time to time, are not deemed to be borrowings for purposes of this restriction.

4.                                      Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s prospectus and SAI, as they may be amended from time to time, and applicable law.

5.                                      Invest more than 15% of the Fund’s net assets in illiquid securities.

Additionally, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, and HIMCO VIT American Funds Global Small Capitalization Fund each have a name that suggests a focus on a particular type of investment, and in accordance with Rule 35d-1 under the 1940 Act, each Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name.

C.                                    RESTRICTIONS OF THE MASTER FUNDS

(i)                                     Fundamental Restrictions of the Master Funds

Each Fund invests all or substantially all of its assets in a corresponding Master Fund.  The following are fundamental investment restrictions for each of the Master Funds, which cannot be changed without approval by holders of a majority of the outstanding shares of the Master Fund.

The Master Funds have adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the 1940 Act, as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to each Master Fund (please also see “Additional Information About Fundamental Policies” below):

1.                                      Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a Master Fund may not:

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a.                                      Borrow money;

b.                                      Issue senior securities;

c.                                       Underwrite the securities of other issuers;

d.                                      Purchase or sell real estate or commodities;

e.                                       Make loans; or

f.                                        Purchase the securities of any issuer if, as a result of such purchase, a Master Fund’s investments would be concentrated in any particular industry.

2.                                      A Master Fund may not invest in companies for the purpose of exercising control or management.

(ii)  Nonfundamental Restrictions of the Master Funds

The following policy may be changed without shareholder approval:

Each Master Fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(iii)  Additional Information About Fundamental Policies

The information below is not part of the Master Funds’ fundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Master Funds.  Information is also provided regarding the Master Fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, a Master Fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose.  Additionally, a Master Fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). A reverse repurchase agreement may be considered the economic equivalent of borrowing by a Master Fund; however, to the extent that a Master Fund covers its commitments under a reverse repurchase agreement (and under certain similar agreements and transactions) by segregating or earmarking liquid assets equal in value to the amount of the Master Fund’s commitment, such agreement will not be considered borrowing by the Master Fund.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a Master Fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent a Master Fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the Master Fund’s commitment, such agreement or transaction will not be considered a senior security by the Master Fund.

For purposes of fundamental policy 1c, the policy will not apply to a Master Fund to the extent the Master Fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of Master Fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

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For purposes of fundamental policy 1e, a Master Fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the Master Fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, a Master Fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry.  This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government-sponsored entities or repurchase agreements with respect thereto.

The Master Funds currently do not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

D.            NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUNDS

Each Fund must:

1.             Maintain its assets so that, at the close of each quarter of its taxable year,

(a)           at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities (including bank loans) limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund’s total assets and 10 percent of the outstanding voting securities of such issuer, and

(b)           no more than 25 percent of the fair market value of its total assets is invested in the securities (including bank loans) of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses, or of one or more qualified publicly traded partnerships.

These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Board of Trustees to the extent appropriate in light of changes to applicable tax law requirements.

2.             Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder.  Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

(a)           no more than 55% of the value of the assets in the Fund is represented by any one investment,

(b)           no more than 70% of the value of the assets in the Fund is represented by any two investments,

(c)           no more than 80% of the value of the assets in the Fund is represented by any three investments, and

(d)           no more than 90% of the value of the total assets of the Fund is represented by any four investments.  In determining whether the above diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

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E.            CLASSIFICATION

Each Fund (except for HIMCO VIT American Funds Global Bond Fund), through investments made by the applicable Master Fund, has elected to be classified as a diversified series of an open-end management investment company.  As a diversified fund, at least 75% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund’s assets nor more than 10% of the outstanding voting securities of such issuer.

HIMCO VIT American Funds Global Bond Fund has elected to be classified as a non-diversified series of an open-end management investment company.  A non-diversified fund, such as HIMCO VIT American Funds Global Bond Fund, is not required to comply with the diversification rules of the 1940 Act.  Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund, since many factors affecting a given company could affect performance of the fund to a greater degree.

A fund may not change its classification status from diversified to non-diversified without the prior approval of shareholders but may change its classification status from non-diversified to diversified without such approval.

F.             MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies for each Fund, and its corresponding Master Fund, are discussed in the Funds’ Proxy Statement/Prospectus.  A further description of certain investment strategies used by the Master Funds is set forth below.  Because each Fund does not invest directly in securities but rather invests directly in its corresponding Master Fund, each Fund is subject to the risks described below indirectly through its investment in the Master Fund, which invests directly in securities. Note, however, that in the event that the Board of Trustees determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow Hartford Investment Management to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund would directly utilize the following investment instruments and techniques and would be subject to the related risks, as applicable.  The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the Proxy Statement/Prospectus of the Funds and in this SAI of a particular investment practice or technique in which the Master Funds may engage or a financial instrument which the Master Funds may purchase are meant to describe the spectrum of investments that the Master Fund’s adviser, in its discretion, might, but is not required to, use in managing a Master Fund’s portfolio assets in accordance with the Master Fund’s investment objective, policies, and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

Equity Securities  The Master Funds (except Master Bond Fund and Master Global Bond Fund) may invest in equity securities.  The Master Growth Fund will invest at least 65% of its assets in common stocks.

Equity securities represent an ownership position in a company. Equity securities held by the Master Funds typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these

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securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are not creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the Master Funds’ ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the Master Funds may involve large price swings and potential for loss. To the extent a Master Fund invests in income-oriented, equity-type securities, income provided by the Master Fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Master Fund invests.

Debt Securities  The Master Funds (except for the Master Blue Chip Fund) may invest in debt securities.  The Master Bond Fund and Master Global Bond Fund invest in debt securities as part of their principal investment strategy as described in the Master Funds’ Prospectus. The Master Bond Fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations designated by the Master Fund, or NRSROs, and unrated securities that are determined to be of equivalent quality.  The Master Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities).  The Master Global Bond Fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument including corporate bank loans and cash equivalents any may include certain preferred securities).  The Master Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities. The Master Global Growth Fund, Master Global Growth and Income Fund and Master Global Small Capitalization Fund may each invest up to 10% of its respective assets, and the Master International Fund may invest up to 5% of its assets, in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of equivalent quality.

Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities.  Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.  Some debt securities bear interest at rates which are not fixed, but vary with changes in specific market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.  These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Certain of the Master Funds may invest in lower rated debt securities. The Master Bond Fund and Master Global Bond Fund may invest up to 35% of their respective assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality. The Master New

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World Fund and Master Asset Allocation Fund may each invest up to 25% of its respective assets, Master Growth Fund may invest up to 10% of its assets, and the Master Global Growth and Income Fund and the Master Growth-Income Fund each may invest up to 5% of its respective assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality.  Lower rated debt securities, rated Ba1/BB+ or below by NRSROs, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.  Investment grade bonds rated A or Baa/BBB also may be more susceptible to changes in market or economic conditions that bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

•  Sensitivity to Interest Rate and Economic Changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted and may continue to impact interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside the U.S. may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a Master Fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

•  Payment Expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the Master Funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Master Funds may incur losses or expenses in seeking recovery of amounts owed to them.

•  Liquidity and Valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the Master Funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

CRMC attempts to reduce the risks described above through diversification of the Master Funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.  CRMC considers these ratings of securities as one of many criteria in making its investment decisions.

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Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided.  See Appendix A for more information about credit ratings.

Securities With Equity And Debt Characteristics  Certain Master Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend.  They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which are securities which generally have both debt and equity characteristics, such as a convertible bond that has features of an ordinary bond but may be influenced by the price of the stock into which it is convertible. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing in Smaller Capitalization Stocks   Certain Master Funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of $4.0 billion and below at the time of purchase). CRMC believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets, or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Master Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The Master Funds determine relative market capitalizations using U.S. standards. Accordingly, the Master Funds’ investments in certain countries outside the United States may have larger capitalizations relative to other companies within those countries.

Investing in Private Companies   Certain Master Funds may invest in companies that have not publicly offered their securities. The Master Blue Chip Fund will not invest in private placements of stock of companies. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that

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market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the Master Funds from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the Master Funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing Outside the United States   Certain Master Funds may invest in securities of issuers domiciled outside the United States and which may be denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/or conducts its principal operations. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  However, in the opinion of CRMC, investing outside the United States can also reduce certain portfolio risks due to greater diversification opportunities. The Master International Fund will invest at least 65% of its assets in common stocks of companies domiciled outside the United States. The Master Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.  The Master Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar.  The Master Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.  The Master Global Growth and Income Fund may invest a majority of its assets outside the United States.  For temporary defensive purposes, the Master Global Growth and Income Fund may invest principally or entirely in securities that are denominated in U.S. dollars, which include American Depositary Receipts, certain European Depositary Receipts and Global Depositary Receipts, or whose issuers are domiciled in the United States.

The risks described above may be heightened in connection with investments in emerging markets.  Although there is no universally accepted definition, CRMC generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the Master Funds’ investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Master Funds will

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bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, CRMC will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Investing in emerging market and developing countries — Certain countries in which a Master Fund may invest have developing economies and/or markets.  These countries may have less developed legal and accounting systems and more unstable governments than those in developed countries.  Many of these countries are also known as emerging market countries.  Certain risk factors related to developing countries are discussed below:

•  Currency Fluctuations — Certain Master Funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing and emerging market countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Master Funds’ securities holdings would generally depreciate and vice versa. Consistent with their investment objectives, the Master Funds can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

•  Government Regulation — The political, economic and social structures of certain developing and emerging market countries may be more volatile and less developed than those in the United States. Certain developing and emerging market countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing and emerging market countries. While the Master Funds will only invest in markets where these restrictions are considered acceptable by CRMC, a country could impose new or additional repatriation restrictions after the Master Funds’ investment. If this happened, the Master Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Master Funds’ liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the Master Funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging market countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the Master Funds’ investments.

•  Less Developed Securities Markets — Developing and emerging market countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of

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more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

•  Settlement Risks — Settlement systems in developing and emerging market countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Master Funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the Master Funds to suffer a loss. The Master Funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Master Funds will be successful in eliminating this risk, particularly as counterparties operating in developing and emerging market countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Master Funds.

•  Investor Information — The Master Funds may encounter problems assessing investment opportunities in certain developing and emerging market securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, CRMC will seek alternative sources of information, and to the extent CRMC is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the Master Funds will not invest in such market or security.

•  Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging market countries and, in some cases, is comparatively high. In addition, developing and emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Master Funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

•  Litigation — The Master Funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against resident individuals and companies domiciled outside the United States.

•  Fraudulent Securities — Securities purchased by the Master Funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Master Funds.

Currency Transactions — Certain Master Funds may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase or sell a security denominated in that currency (often referred to as a spot or cover transaction). Master Blue Chip Fund and Master Growth-Income Fund currently intend to engage in currency transactions for these purposes only.

Certain Master Funds may also enter into forward currency contracts to protect against changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the Master Funds will typically involve the purchase or sale of a currency against the U.S. dollar, the Master

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Funds also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The Master Funds, other than Master Bond Fund and Master Global Bond Fund, have no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

The Master Funds will not generally attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of a Master Fund’s commitment increases because of changes in exchange rates, the Master Fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. A Master Fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency.  Entering into forward currency transactions may change a Master Fund’s exposure to currency exchange rates and could result in losses to the Master Fund if currencies do not perform as expected by CRMC.  For example, if CRMC increases a Master Fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the Master Fund may incur a loss.  The Master Fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the Master Funds for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the Master Funds.

Master Bond Fund and Master Global Bond Fund may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. An exchange traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.

Master Bond Fund and Master Global Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a Master Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Master Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Master Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency’s value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Master Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of,

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or to protect against, a rise in the value against the U.S. dollar of a currency in which the Master Fund anticipates purchasing securities.

In connection with these futures transactions, the Master Funds have filed a notice of eligibility with the Commodity Futures Trading Commission (“CFTC”) that exempts the Master Funds from CFTC registration as  “commodity pool operators” (“CPOs”) as defined under the Commodity Exchange Act.  Pursuant to this notice, each of these funds will observe certain CFTC guidelines with respect to their futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than “hedging” (as defined by CFTC rules) up to 5% of a fund’s net assets.  [The Funds have likewise filed a notice of eligibility with the CFTC that exempts the Funds from CFTC registration as CPOs.]

Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Master Bond Fund and Master Global Bond Fund will not purchase an OTC option unless CRMC believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward Commitment, When Issued and Delayed Delivery Transactions — Certain Master Funds may enter into commitments to purchase or sell securities at a future date. When a Master Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain Master Funds may also enter into roll transactions, such as a mortgage dollar roll where the Master Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the Master Fund forgoes principal and interest paid on the mortgage-backed securities.  The Master Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The Master Fund could suffer a loss if the contracting party fails to perform the future transaction and the Master Fund is therefore unable to buy back the mortgage-backed securities it initially sold. The Master Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the Master Fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

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The Master Funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Master Fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the Master Fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the Master Fund’s portfolio securities decline while the Master Fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The Master Funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the Master Funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the Master Funds may sell such securities.

Repurchase Agreements — Certain Master Funds may enter into repurchase agreements under which the Master Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price.  Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the Master Fund that is collateralized by the security purchased.  Repurchase agreements permit the Master Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Master Funds’ custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by CRMC. The Master Funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by CRMC. If the seller under the repurchase agreement defaults, the Master Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Master Fund may be delayed or limited.

U.S. Government Obligations — U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

•  U.S. Treasury Securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

•  Federal Agency Securities Backed by “Full Faith and Credit” — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other Federal Agency Obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of

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collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”).  Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the Master Fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the Master Fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-Through Securities — Certain Master Funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

•  Mortgage-Backed Securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates. Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements.

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These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.  In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

•  Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the Master Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Master Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Master Fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. A Master Fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

•  Collateralized Mortgage Obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

•  Commercial Mortgage-Backed Securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

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•  Asset-Backed Securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities.  These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and Rights   Certain Master Funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Depositary Receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated.  EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated.  GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated.  Depositary receipts represent and may be converted into the underlying foreign security.

Inflation-Linked Bonds — Certain Master Funds may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers. If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (TIPS), currently the only inflation linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While

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TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real Estate Investment Trusts — Certain Master Funds may invest in securities issued by real estate investment trusts (“REITs”), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Variable and Floating Rate Obligations — The interest rates payable on certain securities in which certain of the Master Funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Cash and Cash Equivalents — The Master Funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

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“Savings association obligations” include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations.

“Floating rate obligations” have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). CRMC considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

Restricted or Illiquid Securities — Certain Master Funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the Master Funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Master Funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. A Master Fund may incur certain additional costs in disposing of illiquid securities.

Loan Assignments and Participations — Certain Master Funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default. Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Master Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Master Fund is committed to advance additional funds, the Master Fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Master Fund’s only recourse will be against the collateral securing the DIP financing.

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CRMC generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general.  CRMC generally chooses not to receive this information. As a result, CRMC may be at a disadvantage compared to other investors that may receive such information.  CRMC’s decision not to receive material, non-public information may also impact CRMC’s ability to assess a borrower’s requests for amendments or waivers to provisions in the loan agreement. However, CRMC may on a case-by-case basis decide to receive such information when it deems prudent. In these situations CRMC may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

A Master Fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When a Master Fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The Master Fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Master Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.  Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the Master Fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Master Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the Master Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the Master Funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the Master Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Master Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the Master Fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Master Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Master Funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Reverse Repurchase Agreements — Certain Master Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Master Fund and its agreement to repurchase the security at a specified time and price. Each Master Fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a Master Fund. The

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use of reverse repurchase agreements by a Master Fund creates leverage which increases the Master Fund’s investment risk. As a Master Fund’s aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Master Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a Master Fund’s earnings or net asset value would decline faster than otherwise would be the case.

Maturity — There are no restrictions on the maturity compositions of the portfolios of certain Master Funds. Certain Master Funds invest in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Interest rate swaps — Certain Master Funds may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the Master Fund or a portion of the Master Fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, a Master Fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The Master Fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by a fund’s investment adviser. To the extent the Master Funds enter into bilaterally negotiated swap transactions, the Master Funds will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, a fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years, and as a result, certain swaps may be less liquid than others.

Exchange-Traded Funds (ETF)  An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF.  ETF investments are also subject to the risk that the ETF may fail to accurately track the market segment or index that underlies its investment objective; more frequent price fluctuations, resulting in a loss to the Fund; the risk that the ETF may trade at a price that is lower than its NAV; and the risk that an active market for the ETF’s shares may not develop or be maintained.  A Master Fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Master Fund invests.  ETFs are also subject to specific risks depending on the nature of the ETF, such as liquidity risk, sector risk, and foreign and emerging market risk, as well as risks associated with fixed income securities, real

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estate investments and commodities.  An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Diversification — Master Global Bond Fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a “diversified” investment company under the 1940 Act, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer (other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer. However, such a diversification limitation would reduce the extent to which the fund could concentrate its investments in securities of governmental issuers outside the United States, which are generally considered to be of higher credit quality than are securities of private issuers domiciled outside the United States. Accordingly, such a diversification limitation might increase the fund’s investment risk. Although the fund is nondiversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the Code applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes”.)

Disclosure of Fund Portfolio Holdings — The Board of Trustees of each Fund has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ various service providers. However, under the master-feeder structure, each Fund’s sole portfolio holding, other than cash or cash equivalents, is shares of its corresponding Master Fund, and so long as each Fund operates under the master-feeder structure, each Fund will only disclose its holdings of its corresponding Master Fund. As long as the Funds invest all of their assets in the Master Funds, they will be subject to the Master Funds’ policies and procedures regarding the disclosure of portfolio holdings.  If a Fund withdraws from the master/feeder structure, the Fund will be subject to the following policies and procedures regarding the disclosure of portfolio holdings, which currently apply to all other separate investment series of the Trust (“HVIT Funds”).

Each of the other HVIT Funds will publicly disclose its complete month-end portfolio holdings, excepting certain de minimis or short-term investments, on the HVIT Funds’ website at www.[          ].com no earlier than 25 calendar days after the end of each month.

Each other HVIT Fund also will publicly disclose on its web site its largest ten holdings (in the case of equity funds) or largest ten issuers (in the case of fixed income funds) in which it invests (and the percentage invested in each) no earlier than 15 calendar days after the end of each month, except that if the HVIT Fund is a “balanced fund” or “multi asset” fund (i.e., a fund that invests in both equity and fixed income securities), the HVIT Fund will publicly disclose its largest ten fixed income holdings and largest ten equity holdings (and the percentage invested in each holding).

Each other HVIT Fund, the HVIT Fund’s investment manager, and the HVIT Fund’s distributor (collectively, “Hartford”) also may confidentially or publicly disclose portfolio holdings on a more frequent basis if approved by the HVIT Fund’s Chief Compliance Officer (“CCO”) and at least one other HVIT Fund officer in accordance with the HVIT Fund’s disclosure policy.

Portfolio holdings are disclosed to the HVIT Funds’ custodian, independent registered public accounting firm, pricing service vendors and other persons who provide systems or software support in connection with HVIT Fund operations, including accounting, compliance support and pricing, to the extent they require access to such information in order to fulfill their contractual obligations to the HVIT Funds.  Portfolio holdings may also be disclosed to persons assisting an HVIT Fund or its investment manager in

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the voting of proxies and to the HVIT Fund’s bank lenders.  In connection with managing an HVIT Fund, such HVIT Fund’s investment manager may disclose the HVIT Fund’s portfolio holdings to third-party vendors that provide analytical systems services to the HVIT Fund’s investment manager on behalf of the HVIT Fund and to certain third party industry information vendors, institutional investment consultants and asset allocation service providers.  With respect to each of these entities, portfolio holdings information will be released only in accordance with the above requirements.  From time to time, an HVIT Fund may disclose portfolio holdings to other parties to the extent necessary in connection with actual or threatened litigation.

The HVIT Funds and other funds sponsored by affiliates of Hartford Investment Management (collectively, the “Hartford Life Affiliated Funds”) have entered into ongoing arrangements to disclose portfolio holdings to the following entities:

Accenture, LLP

BlackRock Financial Management, Inc.

Brown Brothers Harriman & Co.

CADIS Software Limited

Class Action Claims Management

Cleartelligence, Inc.

Compliance11

Confluence Technologies

Deloitte & Touche LLP (each HVIT Fund’s Independent Registered Public Accounting Firm)

FactSet Research Systems Inc.

First Resource Group

Glass, Lewis & Co.

Interactive Data Corporation

Investment Technology Group, Inc.

J.P. Morgan Chase

J.P. Morgan Securities, Inc.

Lipper Inc.

Markit WSO Corporation

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Quantitative Services Group, LLC

SS&C Technologies, Inc.

State Street Bank and Trust Company (each HVIT Fund’s custodian)

State Street Investment Management Solutions

SunGard Expert Solutions

Synthesis Technology

TerraNua U.S. Corp.

TATA Consulting

Wolters Kluwer Financial Services

Portfolio holdings are disclosed at various times to Lipper Inc. (on a monthly basis with a lag time of two days) in order to fulfill its obligations to the Hartford Life Affiliated Funds.  Portfolio holdings are disclosed on a daily basis to BlackRock Financial Management, Inc., Brown Brothers Harriman & Co., Compliance11, FactSet Research Systems Inc., Glass Lewis & Co., Investment Technology Group, Inc. (for certain Hartford Life Affiliated Funds), J.P. Morgan Chase, Markit WSO Corporation (for certain Hartford Life Affiliated Funds), Quantitative Services Group, SS&C Technologies, Inc., State Street Bank and Trust Company, State Street Investment Management Solutions, SunGard Expert Solutions and TerraNua U.S. Corp.  Portfolio holdings are disclosed on a weekly basis to Investment Technology Group,

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Inc., (for certain Hartford Life Affiliated Funds) with no lag time.  Portfolio holdings are disclosed to J.P. Morgan Securities, Class Action Claims Management, Synthesis Technology and Wolters Kluwer Financial Services on a monthly basis, with lag times of five calendar days, two days, five days, and two days, respectively.  Portfolio holdings are disclosed to Confluence Technologies, Interactive Data Corporation, Merrill Lynch, Pierce, Fenner & Smith Incorporated and Synthesis Technology on a quarterly basis, with lag times of three, three, five and twelve business days, respectively. Portfolio holdings are disclosed to Accenture, LLP, CADIS Software Limited, Cleartelligence, Inc., First Resource Group and TATA Consulting periodically, as needed, with no delay.  Portfolio holdings are disclosed to the Hartford Life Affiliated Funds’ independent registered public accounting firm(s) at least annually and otherwise upon request as necessary to enable the Hartford Life Affiliated Funds’ independent registered public accounting firm(s) to provide services to the Hartford Life Affiliated Funds, with no lag time.  Additionally, when purchasing and selling its portfolio securities through broker-dealers, requesting bids on securities or obtaining price quotations on securities, the Hartford Life Affiliated Funds may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

Additionally, Hartford may provide oral or written information (“portfolio commentary”) about an HVIT Fund, including, but not limited to, how the HVIT Fund’s investments are divided among (i) various sectors, industries and countries, (ii) value and growth stocks and small, mid and large-cap stocks, (iii) stocks, bonds, currencies and cash and, as applicable, (iv) types of bonds, bond maturities, bond coupons and bond credit quality ratings.  This portfolio commentary may also include information on factors that contributed to an HVIT Fund’s performance, including these relative weightings. Hartford may also provide oral or written information (“statistical information”) about various financial characteristics of an HVIT Fund or its underlying portfolio securities including, but not limited to, beta, duration, maturity, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, tracking error, weighted average quality, market capitalization, percent debt to equity, dividend yield or growth, default rate, portfolio turnover, risk and style characteristics or other similar information. This portfolio commentary and statistical information about an HVIT Fund may be based on the HVIT Fund’s most recent quarter-end portfolio, month-end or on some other interim period. Portfolio commentary and statistical information may be available on the HVIT Funds’ website or may be provided to members of the press, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers or current or potential shareholders in a Fund or their representatives.  The content and nature of the information provided to each of these persons may differ.

Hartford has implemented procedures reasonably designed to ensure that (1) any disclosure of an HVIT Fund’s portfolio securities is made pursuant to a practice or arrangement approved in accordance with the policy; (2) personnel who are in a position to disclose HVIT Fund portfolio holdings are appropriately trained to comply with the HVIT Funds’ policies regarding the disclosure of portfolio holdings; and  (3) each approved disclosure arrangement or practice is documented by the HVIT Funds’ Chief Compliance Officer or his/her designee.

In no event will Hartford or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of HVIT Fund portfolio holdings.

The HVIT Funds’ Chief Compliance Officer is responsible for addressing conflicts of interest between the interests of an HVIT Fund’s shareholders, on the one hand, and the interests of an HVIT Fund’s investment manager, principal underwriter, or any affiliated person of an HVIT Fund, its investment manager or its principal underwriter, on the other. Every violation of the portfolio holdings disclosure policy must be reported to the HVIT Funds’ Chief Compliance Officer.

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The Board of Trustees of the HVIT Funds review and approve the HVIT Funds’ policy on disclosure of portfolio holdings.  The Chief Compliance Officer for the HVIT Funds’ investment manager will provide summaries of all newly approved arrangements and report exceptions to and material violations of this policy to the Board of Trustees of the HVIT Funds.  There can be no assurance, however, that the HVIT Funds’ portfolio holdings disclosure policy will prevent the misuse of such information by individuals or firms that receive such information.

Disclosure of Master Fund Portfolio Holdings   CRMC, on behalf of the Master Funds, has adopted policies and procedures with respect to the disclosure of information about the Master Funds’ portfolio securities.  These policies and procedures have been reviewed by the Master Funds’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Master Funds’ chief compliance officer.

Under these policies and procedures a complete list of portfolio holdings of each Master Fund available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter.  In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the Master Fund as permitted by applicable regulations.  Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Master Funds’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with CRMC or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a Master Fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Each Master Fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the Master Funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the Master Funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the Master Funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day.

Affiliated persons of the Master Funds, including officers of the Master Funds and employees of CRMC and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable.  For more information on these restrictions and limitations, please see the “Code of ethics” section in the Master Funds’ statement of additional information and CRMC’s Code of Ethics.

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Third-party service providers of the Master Funds and other entities, as described in the Master Funds’ statement of additional information, receiving such information are subject to confidentiality obligations.  When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Master Funds, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only.  None of the Master Funds, CRMC or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to policies adopted by the Master Funds’ board of trustees, the authority to disclose a Master Fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of CRMC.  In exercising their authority, the committees determine whether disclosure of information about the Master Funds’ portfolio securities is appropriate and in the best interest of Master Fund shareholders.  CRMC has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings.  For example, CRMC’s Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions.  In addition, CRMC believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Master Fund service providers and other third parties for legitimate business and Master Fund oversight purposes) helps reduce potential conflicts of interest between Master Fund shareholders and CRMC and its affiliates.

CRMC and its affiliates provide investment advice to clients other than the Master Funds that have investment objectives that may be substantially similar to those of the Master Funds. These clients also may have portfolios consisting of holdings substantially similar to those of the Master Funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Master Funds’ investment adviser or the Master Funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

PORTFOLIO TURNOVER

During the fiscal years ended December 31, 2013 and December 31, 2012, the portfolio turnover rate for each of the Master Funds was as follows:

Fund	2013	2012
Master Asset Allocation Fund	74%	61%
Master Blue Chip Fund	30%	36%
Master Bond Fund(1)	354%	253%
Master Global Bond Fund	213%	160%
Master Global Growth Fund(2)	39%	22%
Master Global Growth and Income Fund	31%	30%
Master Global Small Capitalization Fund	36%	40%
Master Growth Fund	19%	21%
Master Growth-Income Fund(3)	19%	25%
Master International Fund	21%	29%
Master New World Fund(2)	43%	32%

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(1)         The increase in the portfolio turnover rate is largely attributable to mortgage dollar roll transactions, which are accounted for as purchase and sale transactions.

(2)         The increase in portfolio turnover was due to an increase in trading activities during the period.

(3)         The decrease in portfolio turnover was due to a decrease in trading activities during the period.

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FUND MANAGEMENT

The Board of Trustees and officers of the Trust, their business addresses, principal occupations for at least the past five years and years of birth are listed in the tables below.  The Trust’s Board of Trustees (i) provides broad supervision over the affairs of the Trust and the HVIT Funds and (ii) elects officers who are responsible for the day-to-day operations of the HVIT Funds and the execution of policies formulated by the Board of Trustees.  The first table below provides information about those trustees who are deemed not to be “interested persons” of the Trust, as that term is defined in the 1940 Act (i.e., “non-interested trustees”), while the second table below provides information about the Trust’s “interested” trustee and the Trust’s officers.

Non-Interested Trustees

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

PAUL BRAVERMAN (1949) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014

Mr. Braverman is a private investor. He was a Partner and Chief Financial Officer of Wellington Management Company, LLP until 2007. He currently serves as a board member at Aesir Capital Management and Claren Road Asset Management, investment advisory firms, MPAM USS Credit Fund, a Cayman private fund, and the New England Conservatory.

				[13]	Mr. Braverman currently serves as Director of Courier Corporation and as an Independent Trustee of GMO Trust (December 2008 to present) (54 funds overseen).

MARK OSTERHELD (1955) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014	Mr. Osterheld is a private investor. Mr. Osterheld was Vice President of Treasury Oversight at Fidelity Investments until 2013.	[13]	None.

VANESSA WILSON (1959) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014

Ms. Wilson is Chief Financial Officer and Managing Director of Golden Seeds LLC, a venture capital firm. Ms. Wilson worked for Deutsche Bank Securities until 2007, where she was a Managing Director and an equity research analyst.

				[13]	Ms. Wilson currently serves as Director of Protective Life Corporation.

*                                         Term of Office: Each trustee may serve until his or her successor is elected and qualifies.

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Officers and Interested Trustees

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

BRION JOHNSON** (1960) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee and Chairman of the Board	Since 2014

Mr. Johnson serves as President of Hartford Investment Management. From 2011 to 2012, Mr. Johnson served as a Managing Director, Chief Financial Officer and Head of Strategy and Development for Hartford Investment Management. Prior to joining Hartford Investment Management, Mr. Johnson served as Managing Member of Shoreline Arts and Publishing, LLC, a publishing and marketing business. From 2001 to 2008, Mr. Johnson was Executive Vice President and Head of Portfolio Management of PPM America, an affiliate of Prudential, plc.

				[13]	None.

HUGH WHELAN** (1960) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Trustee	Since 2014

Mr. Whelan is a private investor. Mr. Whelan was the Head of Quantitative Equities and Interim President of Hartford Investment Management until 2012. Prior to joining Hartford Investment Management, Mr. Whelan was the Head of Quantitative Equities at ING Investment Management from 2001 to 2005.

				[13]	None.

MICHAEL BELL (1969) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Treasurer	Since 2014	Mr. Bell currently serves as Senior Vice President and Chief Financial Officer of Hartford Investment Management.	N/A	N/A

ROBERT LEWTON (1971) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Chief Compliance Officer	Since 2014

Mr. Lewton currently serves as Chief Compliance Officer of Hartford Investment Management Company. Prior to 2010, he served as Senior Counsel in the Investment Law Group at Hartford Investment Management Company.

				N/A	N/A

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NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH THE TRUST	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

BRENDA PAGE (1965) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	Secretary	Since 2014	Ms. Page currently serves as Vice President and Assistant General Counsel of The Hartford and Director of the Investment Law Group of Hartford Investment Management.	N/A	N/A

MATTHEW POZNAR (1959) c/o Hartford Investment Management Company One Hartford Plaza Hartford, CT 06155	President	Since 2014	Mr. Poznar currently serves as an Executive Vice President in the General Account Portfolio Management Group of Hartford Investment Management.	N/A	N/A

*                 Term of Office: Each officer and Trustee may serve until his or her successor is elected and qualifies.

**          “Interested person”, as defined in the 1940 Act, of the Company because of the person’s affiliation with, or equity ownership of, Hartford Investment Management or affiliated companies.

BOARD OF TRUSTEES.  The Trust has a Board of Trustees.  The Board is responsible for oversight of the Funds.  The Board elects officers who are responsible for the day to day operations of the Funds.  The Board oversees the investment manager and the other principal service providers of the Funds.  The Board currently holds four regularly scheduled meetings throughout each year.  In addition, the Board may hold special meetings at other times either in person or by telephone.  As described in more detail below, the Board has established one standing committee that assists the Board in fulfilling its oversight responsibilities:  the Audit Committee.

The Board is chaired by an Interested Trustee (the “Chairman”), and does not have a lead independent Trustee.  Given that the Trust is a newly-formed entity, the Board has determined that the Chairman being an Interested Trustee is appropriate for the Trust at this stage, and that there is no need to appoint a lead independent Trustee to facilitate the operations of the Board.  The Chairman (i) presides at Board meetings and participates in the preparation of agendas for the meetings, (ii) acts as a liaison with the Funds’ officers, investment manager and other trustees between meetings and (iii) coordinates Board activities and functions with the Chairman of the Audit Committee.  The Chairman may also perform such other functions as may be requested by the Board from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure permits an efficient allocation of responsibility among Trustees.

The Board oversees risk as part of its general oversight of the Funds and risk is addressed as part of various Board and Committee activities.  The Funds are subject to a number of risks, including investment,

33

compliance, financial, operational and valuation risks.  The Funds’ officers and service providers, which are responsible for the day to day operations of the Funds, implement risk management in their activities.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds, and that it is not possible to develop processes and controls to eliminate all risks and their possible effects.  The Audit Committee plays a lead role in receiving reports from management regarding risk assessment and management.  The Audit Committee assists the Board in reviewing financial matters, including matters relating to financial reporting risks and valuation risks.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

STANDING COMMITTEES.  The Board of Trustees has established an Audit Committee.

The Audit Committee currently consists of the following non-interested trustees:  Paul Braverman, Mark Osterheld and Vanessa Wilson.  Mr. Osterheld serves as Chairman of the Audit Committee.  The Audit Committee (i) oversees the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers, (ii) assists the Board of Trustees in its oversight of the qualifications, independence and performance of the Funds’ independent registered public accounting firm; the quality, objectivity and integrity of the Funds’ financial statements and the independent audit thereof; and the performance of the Funds’ internal audit function, and (iii) acts as a liaison between the Funds’ independent registered public accounting firm and the respective full Board.  The Funds’ independent registered accounting firm reports directly to the Audit Committee, and the Audit Committee regularly reports to the Board of Trustees.

As the Trust is new, during the past fiscal year, the Audit Committee held no meetings.

TRUSTEE QUALIFICATIONS.  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee.

The Board has concluded, based on each trustee’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other trustees, that each trustee is qualified to serve as a trustee for the HVIT Funds.  Among the attributes and skills common to all trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with management and service providers, and the ability to exercise independent business judgment.  Each trustee’s ability to perform his or her duties effectively has been attained through the trustee’s education and work experience, as well as service as a trustee for other entities.  Set forth below is a brief description of the specific experience of each trustee.  Additional details regarding the background of each trustee is included in the chart earlier in this section.

Paul Braverman.  Mr. Braverman has served as a Trustee of the HVIT Funds since 2014.  Mr. Braverman currently holds board positions with two registered investment advisers, a registered investment company and a private fund, and spent over twenty years serving in numerous management positions at a registered investment adviser, where he had responsibility for issues ranging from governance, finance, and tax to corporate operations, among others.

Mark Osterheld.  Mr. Osterheld has served as a Trustee of the HVIT Funds since 2014.  Mr. Osterheld has many years of experience in the financial services industry, specializing in the areas of auditing, accounting, valuation and risk management.

Vanessa Wilson.  Ms. Wilson has served as a Trustee of the HVIT Funds since 2014.  Ms. Wilson currently serves as managing director for a venture capital firm, overseeing accounting, taxation and compliance for several venture capital funds.  Ms. Wilson also serves on the board of a large public

34

company and serves as the financial expert on the board’s audit committee.  Ms. Wilson has many years of experience in the financial services industry.

Brion Johnson.  Mr. Johnson has served as a Trustee of the HVIT Funds since 2014.  Mr. Johnson currently serves as a Managing Director, Chief Financial Officer and Head of Strategy and Development for Hartford Investment Management.  Mr. Johnson has many years of experience in the insurance and investment management industries.

Hugh Whelan.  Mr. Whelan has served as a Trustee of the HVIT Funds since 2014.  Mr. Whelan has many years of experience in portfolio management, focusing on various equity and asset allocation strategies, including quantitative equities.

Because there were no shares of the Funds outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0.00% of the Funds’ outstanding shares.

Compensation of Officers and Trustees The HVIT Funds pay a portion of the CCO’s compensation, but otherwise do not pay salaries or compensation to any of their officers or trustees who are employed by The Hartford. The chart below sets forth the estimated compensation that will be paid by the Trust to the following trustees for the fiscal year ended December 31, 2014 and certain other information.

Name of Person, Position	Aggregate Compensation From Trust	Pension Or Retirement Benefits Accrued As Part of HVIT Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the HVIT Funds And Fund Complex Paid To Trustees
Paul Braverman, Trustee	$55,000	$0	$0	$55,000
Mark Osterheld, Trustee	$55,000	$0	$0	$55,000
Hugh Whelan, Trustee	$55,000	$0	$0	$55,000
Vanessa Wilson, Trustee	$55,000	$0	$0	$55,000

The Trust’s Agreement and Declaration of Trust provide that the Trust to the fullest extent permitted by applicable law (including applicable federal law) shall indemnify the Trustees and officers of the Fund.

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INVESTMENT MANAGEMENT ARRANGEMENTS

Investment Management Agreement of the Funds The Trust, on behalf of the Funds, has entered into an investment management agreement with Hartford Investment Management Company (“Hartford Investment Management”).  The agreement provides that Hartford Investment Management, subject to the supervision and approval of the Trust’s Board of Trustees, will be responsible for providing the Funds with investment advisory services, including portfolio management, either directly or with a sub-adviser. The investment management agreement does not require Hartford Investment Management to bear the costs of the Funds’ transfer agent, registrar, and dividend disbursing agent.  In addition, Hartford Investment Management provides certain advisory services and administrative services to the Funds including personnel, services, equipment and facilities and office space for proper operation of the Funds.  Although Hartford Investment Management, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Funds, the Funds pay for these services directly.

Each Fund pays a monthly investment management fee to Hartford Investment Management.  These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of each Fund’s average daily net asset value as follows:

Investment Management Fees*

Fund Name	Annual Rate
Asset Allocation HVIT Fund	0.65%
Blue Chip HVIT Fund	0.75%
Bond HVIT Fund	0.50%
Global Bond HVIT Fund	0.75%
Global Growth HVIT Fund	1.00%
Funds Global Growth and Income HVIT Fund	0.80%
Global Small Capitalization HVIT Fund	0.80%
Growth HVIT Fund	0.75%
Growth-Income HVIT Fund	0.70%
International HVIT Fund	0.85%
New World HVIT Fund	1.10%

*                 Hartford Investment Management has entered into a contractual agreement with the Trust under which it will waive a portion of its advisory fee for each Fund so that the net management fee for each Fund is 0.25% for such time as the Fund is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Trust.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure unless the Board of Trustees approves a change in or elimination of the waiver.

36

The following charts show, for each of the last three fiscal years, the amount of advisory fees paid by each American Funds HLS Fund to its investment adviser, Hartford Funds Management Company, LLC (“HFMC”).  Prior to January 1, 2013, HL Investment Advisors, LLC (“HL Advisors”) served as the investment adviser to the American Funds HLS Funds.  Therefore, investment advisory fees paid prior to January 1, 2013 reflect payments made to HL Advisors.

	2013
Fund	Gross Fees	Fee Waiver	Net Paid
Asset Allocation HLS Fund	$450,549	$277,261	$173,288
Blue Chip HLS Fund	$322,813	$215,209	$107,604
Bond HLS Fund	$1,046,709	$523,354	$523,355
Global Bond HLS Fund	$214,325	$142,883	$71,442
Global Growth HLS Fund	$275,508	$206,630	$68,878
Global Growth and Income HLS Fund	$537,464	$369,507	$167,957
Global Small Capitalization HLS Fund	$460,208	$316,393	$143,815
Growth HLS Fund	$2,622,822	$1,748,548	$874,274
Growth-Income HLS Fund	$1,372,945	$882,609	$490,336
International HLS Fund	$1,917,501	$1,353,532	$563,969
New World HLS Fund	$475,626	$367,529	$108,097

	2012
Fund	Gross Fees	Fee Waiver	Net Paid
Asset Allocation HLS Fund	$432,827	$266,356	$166,471
Blue Chip HLS Fund	$281,327	$187,551	$93,776
Bond HLS Fund	$1,013,277	$506,639	$506,638
Global Bond HLS Fund	$313,259	$208,839	$104,420
Global Growth HLS Fund	$304,100	$228,075	$76,025
Global Growth and Income HLS Fund	$622,601	$428,038	$194,563
Global Small Capitalization HLS Fund	$450,189	$309,505	$140,684
Growth HLS Fund	$2,536,525	$1,691,016	$845,509
Growth-Income HLS Fund	$1,266,047	$813,888	$452,159
International HLS Fund	$1,873,173	$1,322,239	$550,934
New World HLS Fund	$585,806	$452,668	$133,138

	2011
Fund	Gross Fees	Fee Waiver	Net Paid
Asset Allocation HLS Fund	$414,570	$255,120	$159,450
Blue Chip HLS Fund	$243,918	$162,612	$81,306
Bond HLS Fund	$1,043,892	$521,946	$521,946
Global Bond HLS Fund	$315,297	$210,198	$105,099
Global Growth HLS Fund	$329,693	$247,269	$82,424
Global Growth and Income HLS Fund	$688,017	$473,012	$215,005
Global Small Capitalization HLS Fund	$527,627	$362,744	$164,883
Growth HLS Fund	$2,551,278	$1,700,852	$850,426
Growth-Income HLS Fund	$1,247,855	$802,194	$445,661
International HLS Fund	$1,938,260	$1,368,186	$570,074
New World HLS Fund	$693,652	$536,004	$157,648

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Hartford Investment Management also provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Funds, and Hartford Investment Management. In consideration of services rendered and expenses assumed pursuant to this agreement, the Funds pay Hartford Investment Management monthly compensation of 0.01% of each Fund’s average daily net assets.

The following table reflects the amounts paid for fund accounting services for the past three fiscal years. Prior to January 1, 2013, fund accounting services were provided by Hartford Life.  Therefore, amounts paid prior to January 1, 2013 reflect amounts paid to Hartford Life.

Fund Name	2013	2012	2011
Asset Allocation HLS Fund	$6,932	$6,658	$6,379
Blue Chip HLS Fund	$4,305	$3,751	$3,252
Bond HLS Fund	$20,936	$20,264	$20,880
Global Bond HLS Fund	$2,858	$4,176	$4,204
Global Growth HLS Fund	$2,755	$3,041	$3,297
Global Growth and Income HLS Fund	$6,719	$7,782	$8,601
Global Small Capitalization HLS Fund	$5,753	$5,627	$6,596
Growth HLS Fund	$34,974	$33,817	$34,021
Growth-Income HLS Fund	$19,616	$18,085	$17,828
International HLS Fund	$22,561	$22,035	$22,805
New World HLS Fund	$4,324	$5,325	$6,306

Pursuant to the investment management agreement, Hartford Investment Management is not liable to the Funds or their shareholders for an error of judgment or mistake of law or for a loss suffered by the Funds in connection with the matters to which the investment management agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of Hartford Investment Management in the performance of its duties or from its reckless disregard of the obligations and duties under the agreement.

Hartford Investment Management is located at One Hartford Plaza, Hartford, Connecticut 06155, was organized in 1996 and is a wholly owned subsidiary of The Hartford.  Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts.  As of December 31, 2013, Hartford Investment Management had investment management authority over approximately $112.6 billion in assets.

Hartford Investment Management, and its affiliates, may make payments from time to time from their own resources, which may include the management fees paid by the Funds, to compensate broker dealers, financial institutions, and other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Funds by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

Investment Management Agreement of the Master Funds Each Master Fund has entered into an Investment Advisory and Service Agreement (each, an “Agreement” and collectively, the “Agreements”) with CRMC.  The Agreements will continue in effect until December 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Master Funds’ board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Master Fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the

38

1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that CRMC has no liability to the Master Funds for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).  In addition, the Agreements provide that CRMC may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the Master Funds’ board, pursuant to an agreement between CRMC and such subsidiary. Any such subsidiary adviser will be paid solely by CRMC out of its fees.

As compensation for its services, CRMC receives a monthly fee that is accrued daily, calculated at the annual rates of:

Master Asset Allocation Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $600 million	0.42%
Next $800 million	0.36%
Next $1 billion	0.32%
Next $2 billion	0.28%
Next $3 billion	0.26%
Next $5 billion	0.25%
Amount over $13 billion	0.244%

Master Blue Chip Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.38%
Amount over $4 billion	0.37%

Master Bond Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.48%
Next $400 million	0.44%
Next $1 billion	0.40%
Next $1 billion	0.38%
Next $2 billion	0.36%
Next $3 billion	0.34%
Amount over $8 billion	0.33%

Master Global Bond Fund

Average Daily Net Assets	Annual Rate
First $1 billion	0.57%
Next $2 billion	0.50%
Amount over $3 billion	0.45%

39

Master Global Growth Fund*

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Next $2 billion	0.48%
Amount over $5 billion	0.46%

*However, if average daily net assets of Master Global Growth Fund are less than $1.0 billion:

Average Daily Net Assets	Annual Rate
First $500 million	0.58%
Next $500 million	0.48%

Master Global Growth and Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.69%
Next $600 million	0.59%
Next $800 million	0.53%
Next $1 billion	0.50%
Amount over $3 billion	0.48%

Master Global Small Capitalization Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.80%
Next $400 million	0.74%
Next $1 billion	0.70%
Next $1 billion	0.67%
Next $2 billion	0.65%
Amount over $5 billion	0.635%

Master Growth Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $400 million	0.45%
Next $1 billion	0.42%
Next $1 billion	0.37%
Next $2 billion	0.35%
Next $3 billion	0.33%
Next $5 billion	0.315%
Next $8 billion	0.30%
Next $6 billion	0.29%
Next $7 billion	0.285%
Amount over $34 billion	0.280%

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Master Growth-Income Fund

Average Daily Net Assets	Annual Rate
First $600 million	0.50%
Next $900 million	0.45%
Next $1 billion	0.40%
Next $1.5 billion	0.32%
Next $2.5 billion	0.285%
Next $4 billion	0.256%
Next $2.5 billion	0.242%
Next $4 billion	0.235%
Next $4 billion	0.23%
Next $6 billion	0.225%
Next $7 billion	0.222%
Amount over $34 billion	0.219%

Master International Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.69%
Next $500 million	0.59%
Next $500 million	0.53%
Next $1 billion	0.50%
Next $1.5 billion	0.48%
Next $2.5 billion	0.47%
Next $4 billion	0.46%
Next $6.5 billion	0.45%
Next $4 billion	0.44%
Amount over $21 billion	0.43%

Master New World Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.85%
Next $500 million	0.77%
Next $500 million	0.71%
Next $1 billion	0.66%
Amount over $2.5 billion	0.62%

In addition to providing investment advisory services, CRMC furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Master Funds, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Master Funds relating to the services furnished by CRMC. The Master Funds will pay all expenses not expressly assumed by CRMC, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with CRMC; association dues; and costs of stationary and forms prepared exclusively for the Master Funds.

CRMC’s total fees for the fiscal years ended December 31, 2013, 2012 and 2011 were:

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Fund Name	2013	2012	2011
Master Asset Allocation Fund	$40,591,000	$35,034,000	$32,917,000
Master Blue Chip Fund	$23,881,000	$19,284,000	$18,180,000
Master Bond Fund	$32,622,000	$33,340,000	$36,584,000
Master Global Bond Fund	$13,959,000	$12,893,000	$11,290,000
Master Global Growth Fund	$29,493,000	$26,852,000	$27,891,000
Master Global Growth and Income Fund	$12,017,000	$12,003,000	$12,848,000
Master Global Small Capitalization Fund	$27,187,000	$24,722,000	$26,096,000
Master Growth Fund	$73,985,000	$78,245,000	$86,558,000
Master Growth-Income Fund	$63,617,000	$64,310,000	$64,952,000
Master International Fund	$44,541,000	$44,296,000	$47,532,000
Master New World Fund	$18,795,000	$17,217,000	$17,530,000

For the period ended December 31, 2013, CRMC voluntarily reduced management fees for Master Asset Allocation Fund by $77,000 to the rates provided by its amended Agreement.

PORTFOLIO MANAGERS

CRMC uses a system of multiple portfolio managers in managing Master Fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio within their research coverage. Portfolio managers and investment analysts may also make investment decisions for other mutual funds advised by CRMC. Because each Fund invests all or substantially all of its assets in a corresponding Master Fund, the information below summarizes the information applicable to the Master Funds’ portfolio managers and investment analysts.

Other Accounts Managed by Master Fund Portfolio Managers

The following tables list the number and types of other accounts managed by the Master Funds’ portfolio managers and assets under management in those accounts as of the end of the Master Funds’ most recently completed fiscal year ended December 31, 2013.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Master Asset Allocation Fund
Alan N. Berro	10	$171.1	None		None
David A. Daigle	5	$138.1	2	$1.72	2	$0.41
Jeffrey T. Lager	2	$141.5	None		None
James R. Mulally	7	$160.6	1	$0.03	None
Eugene P. Stein	2	$141.5	None		None

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Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Master Blue Chip Fund
Christopher D. Buchbinder	1	$69.9	1	$0.02	None
James B. Lovelace	6	$220.8	None		None
James Terrile	2	$170.8	None		None
Master Bond Fund
David C. Barclay	3	$111.1	2	$0.85	8	$3.93
David A. Hoag	5	$122.3	None		None
Thomas H. Hogh	5	$51.3	1	$0.13	1	$0.10
Master Global Bond Fund
Mark H. Dalzell	2	$12.9	None		4(4)	$1.65
Thomas H. Hogh	5	$58.0	1	$0.13	1	$0.10
Marcus B. Linden	3	$34.7	None		None
Robert H. Neithart	8	$71.0	5	$2.60	13(5)	$5.56
Master Global Growth Fund
Isabelle de Wismes	1	$55.9	1	$0.20	None
Jonathan Knowles	3	$204.4	None		None
Steven T. Watson	4	$154.5	None		None
Master Global Growth and Income Fund
Gregg E. Ireland	2	$194.8	1	$0.20	None
Martin Romo	2	$206.6	None		None
Andrew B. Suzman	6	$247.9	1	$0.20	None
Steven T. Watson	4	$158.4	None		None
Master Global Small Capitalization Fund
Mark E. Denning	5	$269.8	1	$0.14	None
J. Blair Frank	3	$189.8	None		None
Claudia P. Huntington	4	$100.9	None		None
Harold H. La	3	$124.0	None		None
Master Growth Fund
Donnalisa Parks Barnum	1	$138.9	None		None
Gregory D. Johnson	3	$209.2	None		None

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Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Michael T. Kerr	2	$206.6	None		None
Ronald B. Morrow	2	$206.6	None		None
Alan J. Wilson	None		None		None
Master Growth-Income Fund
Donald D. O’Neal	2	$208.8	1	$0.34	None
Dylan Yolles	1	$31.9	None		None
J. Blair Frank	3	$169.0	None		None
Claudia P. Huntington	4	$80.1	None		None
William L. Robbins	1	$31.9	None		None
Master International Fund
Sung Lee	3	$208.8	None		None
L. Alfonso Barroso	3	$180.5	1	$0.14	None
Jesper Lyckeus	2	$123.6	None		None
Christopher M. Thomsen	2	$145.8	None		None
Master New World Fund
Carl M. Kawaja	4	$292.5	1	$2.16	None
Nicholas J. Grace	2	$145.8	None		None
F. Galen Hoskin	1	$23.2	1	$2.16	None
Robert H. Neithart	8	$70.9	5	$2.60	13(5)	$5.56

(1)         Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

(2)         Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

(3)         Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.

(4)         The advisory fee of one of these accounts (representing $0.33 billion in total assets) is based partially on its investment results.

(5)         The advisory fee of two of these accounts (representing $0.40 billion in total assets) is based partially on their investment results.

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Conflicts of Interest between the Master Funds and Other Accounts

CRMC has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of one or more Master Funds and his or her management of other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.

Compensation of Master Fund Portfolio Managers

Portfolio managers and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with the greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the relevant Master Fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation.  The investment results of each of the Master Funds’ portfolio managers may be measured against one or more of the following benchmarks, depending on his or her investment focus:

Master Fund	Benchmark

Master Asset Allocation Fund

S&P 500, Lipper Growth & Income Funds Index, Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Core Bond Funds Average

Master Blue Chip Fund	S&P 500, a custom blend of growth-income, equity-income and growth funds that have significant U.S. equity holdings and have an explicit income objective or focus

Master Bond Fund	Barclays U.S. Aggregate Index, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Core Bond Funds Average

Master Global Bond Fund	Barclays Global Aggregate Bond Index ex-USD, Barclay’s Global Aggregate Index U.S. Dollar, Lipper Global Income Funds Average, JP Morgan Government Bond Index — Emerging Market

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Global Diversified, Barclays U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average

Master Global Growth Fund	MSCI All Country World Index, Lipper Global Funds Index

Master Global Growth and Income Fund	MSCI All Country World Index, Lipper Global Funds Index

Master Global Small Capitalization Fund	Lipper Small Cap Growth Funds Index, Lipper International Small Cap Funds Index, Lipper Global Small-/Mid-Cap Funds Average, MSCI USA Small Cap Index, MSCI All Country World ex-USA Small Cap Index

Master Growth Fund	S&P 500, MSCI All Country World Index ex-USA, Lipper Growth Funds Index

Master Growth-Income Fund	S&P 500, Lipper Growth & Income Funds Index

Master International Fund	MSCI All Country World ex-USA Index, Lipper International Funds Index

Master New World Fund

MSCI All Country World Index, Lipper Global Funds Index, MSCI Emerging Markets Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, Lipper Emerging Markets Debt Funds Average.

From time to time, CRMC may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Equity Securities Beneficially Owned by Master Fund Portfolio Managers

Shares of the Master Funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The other portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the Master Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Since the Funds invest their assets in the Master Funds, Hartford Investment Management does not currently execute portfolio transactions on behalf of the Funds; however, if Hartford Investment Management or a sub-adviser begins to provide portfolio management services to a Fund, Hartford Investment Management or the sub-adviser would execute portfolio transactions for the Fund pursuant to the following policies and procedures.

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The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.  Subject to any policy established by the Trust’s Board of Trustees, Hartford Investment Management is primarily responsible for the investment decisions of each HVIT Fund and the placing of its portfolio transactions. In placing brokerage orders, it is the policy of each HVIT Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Hartford Investment Management generally seeks reasonably competitive spreads or commissions, the HVIT Funds do not necessarily pay the lowest possible spread or commission.  Hartford Investment Management may direct certain brokerage transactions, using best efforts, subject to obtaining best execution, to broker/dealers in connection with a commission recapture program used to defray fund expenses for the HVIT Funds.

Hartford Investment Management generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over the counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, Hartford Investment Management may effect certain “riskless principal” transactions through certain dealers in the over-the-counter market under which “commissions” are paid on such transactions.  Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

While Hartford Investment Management seeks to obtain the most favorable net results in effecting transactions in an HVIT Fund’s portfolio securities, broker-dealers who provide investment research to Hartford Investment Management may receive orders for transactions from Hartford Investment Management.  Such research services ordinarily consist of assessments and analyses of or affecting the business or prospects of a company, industry, economic sector or financial market.  To the extent consistent with Section 28(e) of the 1934 Act, Hartford Investment Management may cause an HVIT Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the 1934 Act) to Hartford Investment Management an amount in respect of securities transactions for the HVIT Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.  Information so received is in addition to and not in lieu of the services required that Hartford Investment Management must perform under the investment advisory agreement.  In circumstances where two or more broker-dealers are equally capable of providing best execution, Hartford Investment Management may, but is under no obligation to, choose the broker-dealer that provides superior research or analysis as determined by Hartford Investment Management in its sole discretion.  The management fee paid by an HVIT Fund is not reduced because Hartford Investment Management, or its affiliates, receive these services even though they might otherwise be required to purchase some of these services for cash.  Some of these services are of value to Hartford Investment Management, or its affiliates, in advising various of their clients (including the HVIT Funds), although not all of these services are necessarily useful and of value in managing the HVIT Funds.

To the extent that accounts managed by Hartford Investment Management are simultaneously engaged in the purchase of the same security as an HVIT Fund then, as authorized by the Trust’s Board of Trustees, available securities may be allocated to the HVIT Fund and another client account and may be averaged as to price in a manner determined by Hartford Investment Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by each HVIT Fund. In some cases, this system might adversely affect the price paid by an HVIT Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HVIT Fund (for example, in the case of a small issue).

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Accounts managed by Hartford Investment Management (or its affiliates) may hold securities held by an HVIT Fund.  Because of different investment objectives or other factors, a particular security may be purchased by Hartford Investment Management for one or more clients when one or more other clients are selling the same security.

Because the Funds do not invest directly in portfolio securities, the Funds do not pay any brokerage commissions.    For information about the brokerage commissions paid by each Master Fund for the last three fiscal years ended December 31, see the Master Funds’ statement of additional information, which is delivered together with this SAI.

FUND EXPENSES

Each Fund pays its own expenses including, without limitation:  (1) expenses of maintaining the Fund and continuing its existence; (2) registration of the Fund under the 1940 Act; (3) auditing, accounting and legal expenses: (4) taxes and interest: (5) governmental fees; (6) expenses of issue, sale, repurchase and redemption of Fund shares: (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund’s principal underwriter, if any, as broker-dealer or agent under state securities laws; (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations thereof; (9) expenses of reports to governmental officers and commissions; (10) insurance expenses; (11) fees, expenses and disbursements of custodians for all services to the Fund; (12) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund; (13) expenses for servicing shareholder accounts; (14) any direct charges to shareholders approved by the trustees of the Fund; (15) compensation and expenses of trustees of the Fund, other than those who are also officers of The Hartford; and (16) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its trustees and officers with respect thereto.

DISTRIBUTION ARRANGEMENTS

Distribution Plan of the Funds

Each Fund’s shares are sold by HIMCO Distribution Services Co. (the “distributor”), a wholly owned subsidiary of The Hartford, on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.  Each Fund’s shares are also sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

The Trust, on behalf of the Funds, has adopted a separate distribution plan (the “Plan”) for Class IB shares pursuant to the approval of the Board of Trustees of the Trust in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable market conduct rules of the Financial Industry Regulatory Authority (“FINRA”) concerning asset based sales charges.

The distributor is authorized by the Trust to receive purchase and redemption orders on behalf of the Funds. The distributor has authorized one or more financial services institutions and/or qualified plan intermediaries to receive purchase and redemption orders on behalf of the Funds, subject to the Funds’ policies and procedures with respect to frequent purchases and redemptions of Fund shares and applicable law. In these circumstances, a Fund will be deemed to have received a purchase or redemption order when

48

an authorized financial services institution and/or qualified plan intermediary receives the order. Orders will be priced at that Fund’s next net asset value computed after the orders are received by an authorized financial services institution and/or qualified plan intermediary and accepted by the Fund. Each Fund’s net asset value is determined in the manner described in the Funds’ Proxy Statement/Prospectus.

Pursuant to the Plan, each Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. The expenses of each Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each Fund’s shares including but not limited to (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares of the Fund; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts (“Variable Contracts”) investing indirectly in Class IB shares of the Fund; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares of the Fund; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Class IB shares of the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares of the Fund; (f) expenses of obtaining information and providing explanations to variable contract owners regarding the Fund’s investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Class IB shares of the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Class IB shares of the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts.  This Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor’s expenditures.

In accordance with the terms of the Plan, the distributor provides to each Fund, for review by the Trust’s Board of Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.  In its quarterly review of the Plan, the Board of Trustees reviews the level of compensation the Plan provides.

The Plan was adopted by a majority vote of the Board of Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of each Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan.  Potential benefits that the Plan may provide to the Funds include shareholder servicing, the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets and portfolio liquidations through redemption activity and the ability to sell shares of the Funds through adviser and broker distribution channels.  The Board of Trustees of the Trust believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of each Fund.  Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above.  The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plan must also be approved by the Board of Trustees in the manner described above.  The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are

49

not interested persons of each Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of each Fund affected thereby.  The Plan will automatically terminate in the event of its assignment.

For the fiscal year ended December 31, 2013, the Class IB Shares of the American Funds HLS Funds paid the 12b-1 fees listed below.

Fund	Class IB
Asset Allocation HLS Fund	$173,288
Blue Chip HLS Fund	$107,604
Bond HLS Fund	$523,354
Global Bond HLS Fund	$71,442
Global Growth HLS Fund	$68,877
Global Growth and Income HLS Fund	$167,957
Global Small Capitalization HLS Fund	$143,815
Growth HLS Fund	$874,274
Growth-Income HLS Fund	$490,336
International HLS Fund	$563,969
New World HLS Fund	$108,097

The entire amount of 12b-1 fees listed above was paid as compensation to the distributor.  The distributor may remit all or a portion of the entire amount, either directly or indirectly through affiliated insurance companies, to dealers as compensation.

The distributor and its affiliates may pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Funds’ shares and/or for the servicing of those shares.

Distribution Plan of the Master Funds

The Master Funds do not charge a 12b-1 fee for the Class 1 shares in which the Funds invest.

PURCHASE AND REDEMPTION OF SHARES

For information regarding the purchase or sale (redemption) of Fund shares, see “Purchase and Redemption of Fund Shares” in the Funds’ Proxy Statement/Prospectus.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend a shareholder’s right of redemption, or postpone payment for a redemption for more than seven days, unless permitted by law, the New York Stock Exchange (“NYSE”) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

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DETERMINATION OF NET ASSET VALUE

Net Asset Value of the Funds The net asset value of each Fund is determined by dividing the value of the Fund’s net assets by the number of shares outstanding.  The net asset value of the Fund is derived from the net asset value of the Master Fund in which the Fund invests.  For more information regarding the determination of net asset value of the Master Fund, including the circumstances under which the Master Fund will use fair value pricing and the effects of using fair value pricing, see “Net Asset Value of the Master Funds” in this SAI and the Master Fund’s prospectus and statement of additional information.

In the event that the Board of Trustees determines that it is in the best interests of a Fund to withdraw its entire investment in a Master Fund and instead allow Hartford Investment Management to direct the investment/reinvestment of the Fund’s assets directly in securities, then the Fund’s net asset value would be determined in the manner described below.

The net asset value per share (NAV) is determined for each class of an HVIT Fund’s shares as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, the “Valuation Time”) on each day that the Exchange is open (the “Valuation Date”).  The HVIT Funds are closed for business and do not price their shares on the following business holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the Exchange.  If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the HVIT Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate the HVIT Fund’s NAV in accordance with applicable law.  The net asset value for each class of shares is determined by dividing the value of that HVIT Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.   Information that becomes known to the HVIT Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in an HVIT Fund’s portfolio for which market prices are readily available are valued at market value.  If market prices are not readily available or are deemed unreliable, an HVIT Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust.  Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of an HVIT Fund’s portfolio holdings or assets.  In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available.  In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close.  Securities or other instruments that are primarily traded on foreign markets may trade on days that are not business days of the HVIT Funds.  The value of the foreign securities or other instruments in which an HVIT Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the HVIT Fund.  Fair value pricing is subjective in nature and the use of fair value pricing by the HVIT Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded but before the Valuation Time.  There can be no assurance that any HVIT Fund could obtain the fair value assigned to an investment if the HVIT Fund were to sell the investment at approximately the time at which that HVIT Fund determines its NAV.

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Fixed income securities (other than short-term obligations and senior floating rate interests) and non-exchange traded derivatives held by an HVIT Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees.  Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.   Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions.  Generally, each HVIT Fund may use fair valuation in regards to fixed income positions when an HVIT Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending.  Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.

The investments of HVIT Funds that mature in 60 days or less are generally valued at amortized cost, which approximates market value.  Under the amortized cost method of valuation, an instrument is valued at acquisition cost adjusted by the daily accretion of discount or amortization of premium.  The interest payable at maturity is accrued as income, on a daily basis, over the remaining life of the instrument.  Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio’s investments assuming the instrument’s obligation is paid in full at maturity.

Exchange-traded equity securities shall be valued at the last reported sale price on the exchange on which the security is primarily traded (the “Primary Market”) at the Valuation Time.  If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades at the Valuation Time.  The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. System (“Nasdaq”) or another OTC market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time.  For securities traded on the Nasdaq, the HVIT Funds utilize the Nasdaq Official Closing Price, which compares the last trade to the bid/ask range of a security.  If the last trade falls within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price.  If the last price is below the bid, the bid will be the closing price.  If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent mean between bid and asked prices on such exchange or market at the Valuation Time.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV.  As a result, the NAV of an HVIT Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the HVIT Fund.

Exchange traded options contracts on securities, currencies, indices, futures contracts, commodities and other instruments shall be valued at their last reported sales price at the Valuation Time on the Primary Market on which the instrument is traded.  If the instrument did not trade on the Primary Market, it may be valued at the last reported sales price at the Valuation Time on another exchange or market where it did trade.  If it is not possible to determine the last reported sale price on the Primary Market or another exchange or market at the Valuation Time or if the last trade price does not fall between the bid and ask prices, the value of the instrument shall be taken to be the mean between the most recent bid and asked

52

prices on such exchange or market at the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.  In the case of OTC options that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional and volatility or other special adjustments.

Futures contracts are valued at the most recent settlement price reported by an exchange on which, over time, they are traded most extensively.  If a settlement price is not available, the futures contracts will be valued at the most recent trade price as of the Valuation Time.  If there were no trades on the valuation day, the contract shall be valued at the mean of the closing bid/ask prices as of the Valuation Time.  Absent both bid and asked prices on such exchange, the bid price may be used.

A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the foreign currency exchange rate and the forward currency rate.  Foreign currency exchange rates and forward currency rates are obtained from an independent pricing service on the valuation date.

Swaps shall be valued using a custom interface from an independent pricing service.  If a swap cannot be valued through an independent pricing service, Bloomberg will be used to calculate a value based upon inputs from the terms of the deal.  Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Board of Trustees of the Trust.

Other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market.  If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument.  In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Board of Trustees of the Trust.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the valuation date.

Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities in accordance with procedures established by the Board of Trustees of the Trust.

Net Asset Value of the Master Funds All portfolio securities of the Master Funds are valued, and the net asset value per share for each share class are determined, as follows:

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors.  The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or

53

performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.  CRMC performs certain checks on these prices prior to calculation of a Master Fund’s net asset value.  When CRMC deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by CRMC.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more independent pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the Master Fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by CRMC are valued at fair value as determined in good faith under policies approved by the Master Funds’ board.  Subject to board oversight, the Master Funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by CRMC.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by CRMC, are valued in good faith by the valuation committee based upon what the Master Fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the “fair value” to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.  The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable Master Fund portfolios outside the United States.  Securities owned by these Master Funds trade in markets that open and close at different times, reflecting time zone differences.  If significant events occur after the close of a market (and before these Master Funds’ net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.  Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares of a Master Fund represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of

54

each class of shares, conversion features and exchange privileges.  Expenses attributable to the Master Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

CAPITALIZATION AND VOTING RIGHTS

Capital Stock The Board of Trustees is permitted to create additional HVIT Funds in the Trust and to create additional classes of the HVIT Funds. The shares of each class represent an interest in the same portfolio of investments of the HVIT Funds and have equal rights as to voting, redemption, and liquidation.  However, each class bears different expenses and therefore the net asset values of the classes and any dividends declared may differ between the classes.  As of the date of this SAI, Class IA Shares are not offered or available.

Share Classes Under the Funds’ multi-class plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its “Class Expenses;” (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as “Class Expenses” by the Trust’s Board of Trustees are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

Voting Each shareholder is entitled to one vote for each share of the Funds held upon all matters submitted to the shareholders generally.  Most of the shares of the Funds are held of record by insurance companies.  The insurance companies will generally vote Fund shares pro rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Funds.  It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

Matters in which the interests of all the HVIT Funds in the Trust are substantially identical (such as the election of trustees or the ratification of the selection of the independent registered public accounting firm) are voted on by all shareholders of the Trust without regard to the separate HVIT Funds.  Matters that affect all or several HVIT Funds, but where the interests of the HVIT Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each HVIT Fund for their HVIT Fund.  Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund.  Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

Other Rights Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or

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conversion rights.  Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to “control” the Fund within the meaning of the 1940 Act.  As a result, those persons or organizations could have the ability to take action with respect to the Fund without the consent or approval of other shareholders.

As of June 24, 2014, the officers and trustees of the Trust as a group beneficially owned no shares of any class of any Fund.

Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all Fund shares held in separate accounts of Hartford Life or its affiliates (such shares are held for the benefit of contract holders and policy owners).  As of June 24, 2014, Hartford Life (or its affiliates) owned 5% or more of the outstanding shares of the following American Funds HLS Funds, as indicated below:

Fund	Percentage of Ownership (Class IB Shares)

Asset Allocation HLS Fund	[ ]	%
Blue Chip HLS Fund	[ ]	%
Bond HLS Fund	[ ]	%
Global Bond HLS Fund	[ ]	%
Global Growth HLS Fund	[ ]	%
Global Growth and Income HLS Fund	[ ]	%
Global Small Capitalization HLS Fund	[ ]	%
Growth HLS Fund	[ ]	%
Growth-Income HLS Fund	[ ]	%
International HLS Fund	[ ]	%
New World HLS Fund	[ ]	%

TAXES

Federal Tax Status of the Funds

The following discussion of the federal tax status of the HVIT Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.  Tax law is subject to change by legislative, administrative or judicial action.

Each HVIT Fund is treated as a separate taxpayer for federal income tax purposes.  The Trust intends for each HVIT Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), and to qualify as a regulated investment company each year.  If an HVIT Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of: (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains); and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each HVIT Fund to do, then under the provisions of

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Subchapter M, the HVIT Fund would not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or is treated as having been distributed to shareholders).

An HVIT Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of the HVIT Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the HVIT Fund’s taxable year, (a) at least 50% of the value of the HVIT Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the HVIT Fund’s assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the HVIT Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the HVIT Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.

Unless seed capital exceeds the amounts specified in the Internal Revenue Code, the HVIT Funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year, if the HVIT Funds’ only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified retirement plans and certain tax-exempt entities. If the HVIT Funds are subject to the 4% federal excise tax, each Fund generally must distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

Each of the HVIT Funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the HVIT Funds which meets certain additional requirements.  These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which an HVIT Fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), an HVIT Fund may be required, for example, to alter its investment objectives.  In addition, certain HVIT Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws.  If HVIT Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected HVIT Funds may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for contract owners with premiums allocated to the affected HVIT Funds.

The 817(h) requirements place certain limitations on the percentage of assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer.  These limitations apply to how much of each HVIT Fund’s assets may be invested in securities of a single issuer.  Specifically, the

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regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

no more than 55% of an HVIT Fund’s total assets may be represented by any one investment;

no more than 70% by any two investments;

no more than 80% by any three investments; and

no more than 90% by any four investments.

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by an HVIT Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source.  In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more.  The United States has entered into tax treaties with many foreign countries that may entitle the HVIT Funds to a reduced rate of tax or exemption from tax on this related income and gains.  The effective rate of foreign tax cannot be determined at this time since the amount of these HVIT Funds’ assets to be invested within various countries is not now known.  The Trust intends that the HVIT Funds will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.  Owners of variable life insurance and variable annuity contracts investing in such an HVIT Fund bear the costs of any foreign tax, but are not able to claim a foreign tax credit or deduction for these foreign taxes.

Any gains derived from short sales will generally be taxed as short-term capital gains that would be taxed to shareholders on distributions as ordinary income.

An HVIT Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the HVIT Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the HVIT Fund and defer losses of the HVIT Fund.  These rules:  (1) could affect the character, amount and timing of distributions to shareholders of the HVIT Fund, (2) could require such an HVIT Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the HVIT Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above.  The Trust seeks to monitor transactions of each HVIT Fund, seek to make the appropriate tax elections on behalf of the HVIT Fund and seek to make the appropriate entries in the HVIT Fund’s books and records when the HVIT Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

If for any taxable year an HVIT Fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if for any taxable year an HVIT Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HVIT Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Likewise, if an

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HVIT Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the HVIT Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above rules is carefully monitored by the HVIT Funds’ investment adviser and each HVIT Fund intends to comply with these rules as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for an HVIT Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the HVIT Fund’s investment sub-adviser might otherwise select.

As of December 31, 2013, each of the American Funds HLS Funds had zero capital loss carryforwards.

If an HVIT Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that HVIT Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HVIT Fund is timely distributed to its shareholders.  The HVIT Fund would not be able to pass through to its shareholders any credit or deduction for such a tax.  As a result, owners of variable life insurance contracts and variable annuity contracts investing in such HVIT Funds would bear the cost of these taxes and interest charges.  Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the applicable HVIT Fund to recognize taxable income or gain without the concurrent receipt of cash.  Any HVIT Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by an HVIT Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.  Any such transactions that are not directly related to an HVIT Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the HVIT Fund must derive at least 90% of its annual gross income.

Pay-in-kind instruments (“PIKs”) are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than cash pay securities.

Each HVIT Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HVIT Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because an HVIT Fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

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The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HVIT Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in an HVIT Fund generally are not subject to federal income tax on HVIT Fund earnings or distributions or on gains realized upon the sale or redemption of HVIT Fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CUSTODIAN

Portfolio securities of the HVIT Funds are held pursuant to a Custodian Agreement between the Trust and State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111.

TRANSFER AGENT

State Street Bank and Trust Company serves as Transfer and Dividend Disbursing Agent for the HVIT Funds.  The transfer agent issues and redeems shares of the Funds and disburses any dividends declared by the Funds.  For its services, the transfer agent is reimbursed for out-of-pocket expenses and other costs associated with the services it provides to the Funds, including costs invoiced by sub-contractors.  Hartford Investment Management and its affiliates may pay, out of their own assets, compensation to third-party administrators for recordkeeping and other administrative services.

DISTRIBUTOR

HIMCO Distribution Services Company, One Hartford Plaza, Hartford, CT 06155, an affiliate of Hartford Investment Management, acts as the HVIT Funds’ distributor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s Independent Registered Public Accounting Firm for the fiscal year ended December 31, 2014.  Deloitte is principally located at 185 Asylum Street, 32nd Floor, Hartford, CT 06103-3402.

CODE OF ETHICS

Each Fund, Hartford Investment Management and HDS has each adopted a code of ethics designed to protect the interests of each of the Fund’s shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held

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by a Fund, subject to certain restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

FINANCIAL STATEMENTS

The audited financial statements for the Funds and related report of the Trust’s independent registered public accounting firm will be available in the Trust’s annual report once the Funds have completed their first annual fiscal period.  Upon completion of the Reorganization, each Fund will assume the performance and accounting history of its corresponding American Funds HLS Fund.

The American Funds HLS Funds’ audited financial statements for the fiscal year ended December 31, 2013, together with the notes thereto, and the report of Ernst & Young LLP, the Company’s Independent Registered Public Accounting Firm, are incorporated by reference from the American Funds HLS Funds’ Annual Report for the fiscal year ended December 31, 2013 into this SAI (meaning such documents are legally a part of this SAI) and are on file with the SEC.   The American Funds HLS Funds’ Annual Report is available without charge by calling the American Funds HLS Funds at 1-800-862-6668 or by visiting the American Funds HLS Funds’ website at www.hartfordfunds.com/hlsprospectus or on the SEC’s website at www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

If a Fund is solicited for votes by its Master Fund, the Fund will either (i) seek instructions from the shareholders of the Fund and vote on the matter in accordance with such instructions, or (ii) vote the shares of a Master Fund held by the Fund in the same proportion as the vote of all other holders of shares of such Master Fund.  Proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Funds’ proxy voting policies and procedures, which are described in the Master Funds’ SAI.

The following procedures apply only if a Fund is removed from the master/feeder structure.  The Board of Trustees believes that the voting of proxies with respect to securities held by a Fund is an important element of the overall investment process. The Funds have delegated the responsibility to vote such proxies to the Funds’ investment manager subject to the continuing oversight of the Board of Trustees. Proxies will be voted pursuant to the investment manager’s proxy voting policies and procedures.

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APPENDIX A

The credit rating information which follows describes how the credit rating services mentioned presently rate the described securities or loans. No reliance is made upon the credit rating firms as “experts” as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

In the case of “split-rated” securities or loans (i.e., securities or loans assigned non-equivalent credit quality ratings, such as Baa by Moody’s but BB by S&P or Ba by Moody’s and BB by S&P but B by Fitch), the investment manager will determine whether a particular security or loan is considered investment grade or below-investment grade for the Fund’s portfolio as follows: (a) if all three credit rating agencies have rated a security or loan the median credit rating is used for this determination and (b) if only two credit rating agencies have rated a security, the lower (e.g., most conservative) credit rating is used.  In the case of intermediate ratings, they are included in the category of the primary rating.  For example, BBB- and BBB+ are included in BBB and Baa includes Baa1, Baa2 and Baa3.

RATING OF BONDS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are subject to moderate credit risk, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing and subject to very high credit risk. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

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C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing. They are typically in default.

STANDARD AND POOR’S CORPORATION (“STANDARD & POOR’S”)

AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

MOODY’S

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•                  Leading market positions in well-established industries.

•                  High rates of return on funds employed.

•                  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime (NP) do not fall within any of the Prime rating categories.

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STANDARD & POOR’S

The relative strength or weakness of the following factors determines whether the issuer’s commercial paper is rated A-1 or A-2.

•                         Liquidity ratios are adequate to meet cash requirements.

Liquidity ratios are basically as follows, broken down by the type of issuer:

•      Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

•      Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

•      Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

•                         The long-term senior debt rating is “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB”.

•                          The issuer has access to at least two additional channels of borrowing.

•                          Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

•                          Typically, the issuer’s industry is well established and the issuer has a strong position within its industry.

•                          The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

STANDARD & POOR’S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

Debt rated “A” has a capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as having significant speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

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Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB” rating.

Debt rated “CCC” is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used to debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.  It is currently highly vulnerable to default.

The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating “CI” is reserved for income bonds on which no interest is being paid.

Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

“NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

MOODY’S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

Bonds which are rated “Aaa” are judged to be of the highest quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated “A” possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but

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certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated “C” are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

STANDARD & POOR’S RATINGS SERVICES. A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols are as follows:

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

SP-3 - Speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICES. Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody’s ratings for short-term loans have the following definitions:

MIG-1/VMIG-1. This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

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SG. This designation denotes speculative-grade quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a participation or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, “AAA/A-1+”). For the newer “demand notes”, Standard & Poor’s note rating symbols, combined with the commercial paper symbols, are used (for example, “SP-1+/A-1+”).

INTERNATIONAL LONG-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB

Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

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B

Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent or inevitable default.

D

Default. The ratings of obligations in this category indicate that an issuer has entered default, and are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. Expected recovery values are highly speculative and cannot be estimated with any precision. Entities rated in this category have defaulted on some or all of their obligations, and have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

FITCH, INC.

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. Good capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”.

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“NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when the issue or issuer is no longer rated by Fitch Ratings.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

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PART C

OTHER INFORMATION

Item 15.                                                  Indemnification

Article IX (and Sections 9.5 and 9.6 thereof) of HIMCO Variable Insurance Trust’s Agreement and Declaration of Trust state as follows:

Section 9.5.                                 Indemnification and Advancement of Expenses.  Subject to the exceptions and limitations contained in this Section 9.5., every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5. shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5., the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Section 9.6.                                 Further Indemnification.  Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2. hereof or a merger or consolidation pursuant to Section 10.2. hereof, assume the obligation to indemnify any Person including a Covered person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

The full Agreement and Declaration of Trust is incorporated by reference to Exhibit 1.

Item 16.                                                  Exhibits

1.                                              Amended and Restated Agreement and Declaration of Trust (filed herewith)

2.                                              Amended and Restated By-Laws (filed herewith)

3.                                              Not applicable

4.                                              Agreement and Plan of Reorganization (filed herewith)

5.                                              Not applicable

6.                                              Form of Investment Management Agreement with Hartford Investment Management Company (filed herewith)

7.                                              Form of Underwriting Agreement (filed herewith)

8.                                              Not applicable

9.                                              Custodial Agreement (to be filed by amendment)

10.(i)                                    Form of Rule 12b-1 Distribution Plan (filed herewith)

10.(ii)                                 Form of Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)

11.                                               Opinion and Consent of Counsel as to legality of the securities being registered (filed herewith)

12.                                               Form of Opinion and Consent of Dechert LLP as to tax matters (to be filed by amendment)

13.(i)                                    Transfer Agency and Service Agreement (to be filed by amendment)

13.(ii)                                 Fund Accounting Agreement (to be filed by amendment)

13.(iii)                              Form of Expense Limitation Agreement (filed herewith)

13.(iv)                             Form of Advisory Fee Waiver Agreement (filed herewith)

14.                                               Consent of Independent Registered Public Accounting Firm (filed herewith)

15.                                               Not Applicable

16.                                               Power of Attorney dated April 30, 2014 (filed herewith)

17.(i)                                    Form of Proxy Card for American Funds Asset Allocation HLS Fund (filed herewith)

17.(ii)                                 Form of Voting Instruction Card for American Funds Asset Allocation HLS Fund (filed herewith)

17.(iii)                              Form of Proxy Card for American Funds Blue Chip Income and Growth HLS Fund (filed herewith)

17.(iv)                             Form of Voting Instruction Card for American Funds Blue Chip Income and Growth HLS Fund (filed herewith)

17.(v)                                Form of Proxy Card for American Funds Bond HLS Fund (filed herewith)

17.(vi)                             Form of Voting Instruction Card for American Funds Bond HLS Fund (filed herewith)

17.(vii)                          Form of Proxy Card for American Funds Global Bond HLS Fund (filed herewith)

17.(viii)                       Form of Voting Instruction Card for American Funds Global Bond HLS Fund (filed herewith)

17.(ix)                             Form of Proxy Card for American Funds Global Growth HLS Fund (filed herewith)

17.(x)                                Form of Voting Instruction Card for American Funds Global Growth HLS Fund (filed herewith)

17.(xi)                             Form of Proxy Card for American Funds Global Growth and Income HLS Fund (filed herewith)

17.(xii)                          Form of Voting Instruction Card for American Funds Global Growth and Income HLS Fund (filed herewith)

17.(xiii)                       Form of Proxy Card for American Funds Global Small Capitalization HLS Fund (filed herewith)

17.(xiv)                      Form of Voting Instruction Card for American Funds Global Small Capitalization HLS Fund (filed herewith)

17.(xv)                         Form of Proxy Card for American Funds Growth HLS Fund (filed herewith)

17.(xvi)                      Form of Voting Instruction Card for American Funds Growth HLS Fund (filed herewith)

17.(xvii)                   Form of Proxy Card for American Funds Growth-Income HLS Fund (filed herewith)

17.(xviii)                Form of Voting Instruction Card for American Funds Growth-Income HLS Fund (filed herewith)

17.(xix)                      Form of Proxy Card for American Funds International HLS Fund (filed herewith)

17.(xx)                         Form of Voting Instruction Card for American Funds International HLS Fund (filed herewith)

17.(xxi)                      Form of Proxy Card for American Funds New World HLS Fund (filed herewith)

17.(xxii)                   Form of Voting Instruction Card for American Funds New World HLS Fund (filed herewith)

Item 17.                                                  Undertakings

1.                                      The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.                                      The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.                                      The undersigned registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of May 2014.

HIMCO VARIABLE INSURANCE TRUST

By:	/s/ Matthew Poznar
Matthew Poznar
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Poznar	President (Chief Executive Officer)	May 23, 2014
Matthew Poznar

/s/ Michael Bell	Treasurer (Chief Financial Officer)	May 23, 2014
Michael Bell

*	Trustee	May 23, 2014
Paul Braverman

*	Trustee	May 23, 2014
Brion Johnson

*	Trustee	May 23, 2014
Mark Osterheld

*	Trustee	May 23, 2014
Hugh Whelan

*	Trustee	May 23, 2014
Vanessa Wilson

/s/ Brenda J. Page		May 23, 2014
* By Brenda J. Page
Attorney-in-fact

* Pursuant to Power of Attorney dated April 30, 2014

EXHIBIT INDEX

Exhibit No.

1.                                              Amended and Restated Agreement and Declaration of Trust (filed herewith)

2.                                              Amended and Restated By-Laws (filed herewith)

3.                                              Not applicable

4.                                              Agreement and Plan of Reorganization (filed herewith)

5.                                              Not applicable

6.                                              Form of Investment Management Agreement with Hartford Investment Management Company (filed herewith)

7.                                              Form of Underwriting Agreement (filed herewith)

8.                                              Not applicable

9.                                              Custodial Agreement (to be filed by amendment)

10.(i)                                    Form of Rule 12b-1 Distribution Plan (filed herewith)

10.(ii)                                 Form of Multiple Class Plan Pursuant to Rule 18f-3 (filed herewith)

11.                                               Opinion and Consent of Counsel as to legality of the securities being registered (filed herewith)

12.                                               Form of Opinion and Consent of Dechert LLP as to tax matters (to be filed by amendment)

13.(i)                                    Transfer Agency and Service Agreement (to be filed by amendment)

13.(ii)                                 Fund Accounting Agreement (to be filed by amendment)

13.(iii)                              Form of Expense Limitation Agreement (filed herewith)

13.(iv)                             Form of Advisory Fee Waiver Agreement (filed herewith)

14.                                               Consent of Independent Registered Public Accounting Firm (filed herewith)

15.                                               Not Applicable

16.                                               Power of Attorney dated April 30, 2014 (filed herewith)

17.(i)                                    Form of Proxy Card for American Funds Asset Allocation HLS Fund (filed herewith)

17.(ii)                                 Form of Voting Instruction Card for American Funds Asset Allocation HLS Fund (filed herewith)

17.(iii)                              Form of Proxy Card for American Funds Blue Chip Income and Growth HLS Fund (filed herewith)

17.(iv)                             Form of Voting Instruction Card for American Funds Blue Chip Income and Growth HLS Fund (filed herewith)

17.(v)                                Form of Proxy Card for American Funds Bond HLS Fund (filed herewith)

17.(vi)                             Form of Voting Instruction Card for American Funds Bond HLS Fund (filed herewith)

17.(vii)                          Form of Proxy Card for American Funds Global Bond HLS Fund (filed herewith)

17.(viii)                       Form of Voting Instruction Card for American Funds Global Bond HLS Fund (filed herewith)

17.(ix)                             Form of Proxy Card for American Funds Global Growth HLS Fund (filed herewith)

17.(x)                                Form of Voting Instruction Card for American Funds Global Growth HLS Fund (filed herewith)

17.(xi)                             Form of Proxy Card for American Funds Global Growth and Income HLS Fund (filed herewith)

17.(xii)                          Form of Voting Instruction Card for American Funds Global Growth and Income HLS Fund (filed herewith)

17.(xiii)                       Form of Proxy Card for American Funds Global Small Capitalization HLS Fund (filed herewith)

17.(xiv)                      Form of Voting Instruction Card for American Funds Global Small Capitalization HLS Fund (filed herewith)

17.(xv)                         Form of Proxy Card for American Funds Growth HLS Fund (filed herewith)

17.(xvi)                      Form of Voting Instruction Card for American Funds Growth HLS Fund (filed herewith)

17.(xvii)                   Form of Proxy Card for American Funds Growth-Income HLS Fund (filed herewith)

17.(xviii)                Form of Voting Instruction Card for American Funds Growth-Income HLS Fund (filed herewith)

17.(xix)                      Form of Proxy Card for American Funds International HLS Fund (filed herewith)

17.(xx)                         Form of Voting Instruction Card for American Funds International HLS Fund (filed herewith)

17.(xxi)                      Form of Proxy Card for American Funds New World HLS Fund (filed herewith)

17.(xxii)                   Form of Voting Instruction Card for American Funds New World HLS Fund (filed herewith)